UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05010
           THE HUNTINGTON FUNDS
(Exact name of registrant as specified in charter)
5800 Corporate Drive  Pittsburgh, Pennsylvania  15237-7010
    (Address of principal executive offices) (Zip code)

Ronald J. Corn, Esq.
The Huntington National Bank
41 South High Street
Columbus, Ohio  43287
(Name and address of agent for service)

Copies to:
David C. Mahaffey, Esq., and Christine S. Boehm, Esq.
Sullivan & Worcester
1666 K Street, N.W.
Washington, DC  20006

Registrant’s telephone number, including area code: 1-800-253-0412

Date of fiscal year end: December 31

Date of reporting period: March 31, 2008

Item 1. Schedule of Investments.

Huntington Money Market Fund
Portfolio of Investments
March 31, 2008 (unaudited)

Principal Amount		Value
U.S. Government Agencies—95.3%
Farmer Mac –— 24.8%
$15,000,000	4.125%, 4/1/08(a)	$15,000,000
15,000,000	2.591%, 4/2/08(a)	14,998,938
20,000,000	4.180%, 4/4/08(a)	19,993,200
20,000,000	2.337%, 4/7/08(a)	19,992,333
20,000,000	2.235%, 4/11/08(a)	19,987,778
21,500,000	3.683%, 4/16/08(a)	21,467,750
10,100,000	3.684%, 4/17/08(a)	10,083,840
8,500,000	3.685%, 4/21/08(a)	8,483,000
20,000,000	1.767%, 4/23/08(a)	19,978,733
15,000,000	2.828%, 4/24/08(a)	14,973,454
15,000,000	2.859%, 4/29/08(a)	14,967,333
20,000,000	2.695%, 5/8/08(a)	19,945,733
15,000,000	2.746%, 5/13/08(a)	14,952,925
15,100,000	1.720%, 6/4/08(a)	15,054,633
20,000,000	2.192%, 6/12/08(a)	19,914,000
20,000,000	1.925%, 6/18/08(a)	19,918,100
20,000,000	1.885%, 6/23/08(a)	19,914,694
20,000,000	2.089%, 6/30/08(a)	19,897,500

		309,523,944

Federal Farm Credit Bank –— 8.4%
20,500,000	1.867%, 4/3/08(a)	20,497,469
9,715,000	2.722%, 4/4/08(a)	9,712,834
20,000,000	2.255%, 4/8/08(a)	19,991,367
15,000,000	2.214%, 4/10/08(a)	14,991,825
20,000,000	1.708%, 5/12/08(a)	19,961,733
20,000,000	1.982%, 5/19/08(a)	19,948,000

		105,103,228

Federal Home Loan Bank –— 25.9%
20,000,000	2.655%, 4/2/08(a)	19,998,528
20,000,000	1.852%, 4/7/08(a)	19,993,833
5,000,000	1.901%, 4/8/08(a)	4,998,153
15,000,000	2.703%, 4/9/08(a)	14,991,033
15,000,000	1.827%, 4/17/08(a)	14,988,000
15,000,000	2.153%, 4/18/08(a)	14,984,983
20,000,000	2.600%, 4/22/08(a)	19,970,717
15,000,000	2.513%, 4/23/08(a)	14,977,358
15,000,000	2.319%, 4/28/08(a)	14,974,350
20,000,000	1.829%, 4/30/08(a)	19,971,000
15,000,000	4.400%, 5/5/08	15,011,089
20,000,000	2.177%, 5/8/08(a)	19,956,011
4,000,000	2.135%, 5/12/08(a)	3,990,433
20,000,000	2.127%, 5/14/08(a)	19,950,072
20,000,000	2.147%, 5/16/08(a)	19,947,250
13,974,000	2.148%, 5/21/08(a)	13,933,048
10,000,000	2.271%, 5/23/08(a)	9,967,789
15,000,000	1.731%, 6/13/08(a)	14,948,292
15,550,000	5.125%, 6/13/08	15,621,197
3,820,000	4.250%, 6/18/08	3,820,000
11,180,000	4.250%, 6/18/08	11,180,000
15,000,000	2.580%, 9/17/08	15,028,427

		323,201,563

Federal Home Loan Mortgage Corporation –— 20.3%
15,000,000	2.578%, 4/8/08(a)	14,992,708
20,000,000	2.235%, 4/11/08(a)	19,987,778
10,000,000	4.377%, 4/14/08(a)	9,984,725
20,000,000	2.236%, 4/15/08(a)	19,982,889
15,000,000	2.594%, 4/18/08(a)	14,981,938
15,000,000	2.707%, 4/21/08(a)	14,977,875
15,000,000	4.057%, 4/25/08(a)	14,960,500
8,866,000	4.700%, 4/25/08	8,880,954
20,000,000	2.645%, 4/28/08(a)	19,960,550
15,000,000	1.727%, 4/29/08(a)	14,980,167
Shares or Principal Amount		Value
Federal Home Loan Mortgage Corp. (Continued)
$10,000,000	2.763%, 4/30/08(a)	$9,978,169
20,000,000	1.777%, 5/16/08(a)	19,956,750
20,000,000	2.108%, 6/2/08(a)	19,928,700
20,000,000	2.109%, 6/9/08(a)	19,920,650
15,000,000	2.586%, 6/20/08(a)	14,914,667
15,000,000	1.681%, 6/27/08(a)	14,940,188

		253,329,208

Federal National Mortgage Association –— 15.9%
20,000,000	2.519%, 4/1/08(a)	20,000,000
15,000,000	2.738%, 4/9/08(a)	14,991,167
15,000,000	4.875%, 4/10/08	15,002,056
15,000,000	2.696%, 4/15/08(a)	14,984,542
15,000,000	2.697%, 4/18/08(a)	14,981,229
20,000,000	2.708%, 4/22/08(a)	19,968,967
15,000,000	2.162%, 5/1/08(a)	14,973,750
20,000,000	2.087%, 5/6/08(a)	19,959,556
15,000,000	1.422%, 5/7/08(a)	14,979,000
20,000,000	2.096%, 5/14/08(a)	19,950,789
15,000,000	6.000%, 5/15/08	15,067,787
13,627,000	5.250%, 6/15/08	13,692,574

		198,551,417

Total U.S. Government Agencies (Cost $1,189,709,360)		1,189,709,360

Commercial Papers—4.0%
25,000,000	General Electric Capital Corp., 2.336%, 5/2/08 (a)	24,949,840
25,000,000	Procter & Gamble, 2.137%, 5/9/08 (a)	24,944,584

Total Commercial Papers (Cost $49,894,424)		49,894,424

Cash Equivalents—0.4%
5,000,000	Meeder Institutional Money Market Fund, 3.160% (b)	5,000,000

Total Cash Equivalents (Cost $5,000,000)		5,000,000

Repurchase Agreements—2.0%
24,955,000	Morgan Stanley, 2.210%, dated 3/31/08, due 4/1/08, repurchase price $24,956,532 (Fully collateralized by U.S. Treasury securities)	24,955,000

Total Repurchase Agreements (Cost $24,955,000)		24,955,000

Total Investments (Cost $1,269,558,784) — 101.7%		1,269,558,784

Liabilities in Excess of Other Assets — (1.7)%		(20,861,992)

Net Assets — 100.0%		$1,248,696,792

(a)	Rate represents the effective yield at purchase.
(b)	Rate disclosed is the seven day yield as of March 31, 2008.

See Notes to Portfolio of Investments.

Huntington Ohio Municipal Money Market Fund
Portfolio of Investments
March 31, 2008 (unaudited)

Principal Amount		Value
Municipal Bonds—94.9%
Ohio— 94.9%
$1,300,000	Ashland, OH, Public Improvements, G.O. (Various Purposes), 4.250%, 5/22/08	$1,300,925
250,000	Ashland, OH, Pumper-Tanker, G.O., BAN, 2.000%, 2/26/09	251,112
2,000,000	Brunswick, OH, G.O., 4.500%, 5/8/08	2,001,618
180,000	Butler County, OH, Capital Funding Revenue, Series A, (LOC - U.S. Bank N.A.), 2.230%, 6/1/35 (a)	180,000
200,000	Cincinnati, OH, G.O., Series A (Various Purposes), 5.000%, 12/1/08	204,317
400,000	Cleveland, OH, Cuyahoga County Port Authority Cultural Facility Revenue, (LOC - Fifth Third Bank), 2.260%, 11/15/34 (a)	400,000
700,000	Cleveland, OH, Cuyahoga County Port Authority Cultural Facility Revenue, Series D, (SPA - JPMorgan Chase Bank), 2.240%, 10/1/40 (a)	700,000
1,000,000	Cleveland, OH, Cuyahoga County Port Authority Revenue, (LOC - Fifth Third Bank), 2.200%, 1/1/33 (a)	1,000,000
605,000	Cleveland, OH, Cuyahoga County Port Authority Revenue, (LOC - Fifth Third Bank), 2.200%, 1/1/34 (a)	605,000
1,910,000	Cleveland, OH, Income Tax Revenue, (AMBAC Ins.), 6.250%, 5/15/24 (a)	1,910,000
1,880,000	Cleveland, OH, State University General Receipt Revenue, Series B, (FGIC Ins. SPA - U.S. Bank N.A.), 4.210%, 6/1/33 (a)	1,880,000
2,205,000	Cleveland, OH, Waterworks Revenue, (FGIC Ins.), 3.100%, 1/1/33 (a)	2,205,000
7,225,000	Cleveland, OH, Waterworks Revenue, Series M, (FSA Ins.), 1.950%, 1/1/33 (a)	7,225,000
2,100,000	Clinton, OH, Sewer Improvements, G.O., BAN, 3.750%, 4/24/08	2,100,000
1,970,000	Columbus, OH, Airport Authority Revenue, (LOC - U.S. Bank N.A.), 2.230%, 7/1/35 (a)	1,970,000
1,100,000	Columbus, OH, G.O., Series 1, (SPA - JPMorgan Chase Bank), 2.030%, 12/1/17 (a)	1,100,000
410,000	Columbus, OH, G.O., Series 1, 1.780%, 12/1/26 (a)	410,000
590,000	Columbus, OH, Regional Airport Authority Capital Funding Revenue, (LOC - U.S. Bank N.A.), 2.230%, 12/1/36 (a)	590,000
4,910,000	Columbus, OH, Regional Airport Authority Revenue, (LOC - U.S. Bank N.A.), 2.230%, 3/1/34 (a)	4,910,000
Principal Amount		Value
Municipal Bonds (Continued)
Ohio (Continued)
$3,500,000	Columbus, OH, Regional Airport Authority Revenue, Series A, (LOC - U.S. Bank N.A.), 2.230%, 1/1/30 (a)	$3,500,000
500,000	Coshocton County, OH, Hospital Facilities Revenue, (LOC - Bank One Chicago N.A.), 2.750%, 3/1/19 (a)	500,000
2,100,000	Cuyahoga County, OH, Hospital Revenue, (LOC - JPMorgan Chase Bank), 1.170%, 1/1/16 (a)	2,100,000
4,100,000	Cuyahoga County, OH, Hospital Revenue, 6.150%, 2/15/29	4,315,655
1,900,000	Cuyahoga County, OH, Revenue, Subseries B1, (SPA - JPMorgan Chase Bank), 1.300%, 1/1/39 (a)	1,900,000
1,500,000	Euclid, OH, G.O., 4.000%, 5/29/08	1,501,119
10,410,000	Franklin County, OH, Hospital Facilities Revenue, (AMBAC Ins.), 4.500%, 5/1/41 (a)	10,410,000
1,300,000	Franklin County, OH, Hospital Revenue, (LOC - Citibank N.A.), 2.070%, 12/1/11 (a)	1,300,000
5,790,000	Franklin County, OH, Hospital Revenue, (LOC – Citibank N.A.), 2.070%, 12/1/20 (a)	5,790,000
2,850,000	Franklin County, OH, Hospital Revenue, (Children's Hospital), Series A, (FGIC Ins.), 7.000%, 5/1/31 (a)	2,850,000
2,000,000	Franklin County, OH, Hospital Revenue, (Doctors Ohio Health), Series B, (LOC - National City Bank), 2.070%, 12/1/28 (a)	2,000,000
5,085,000	Franklin County, OH, Hospital Revenue, Series B, (FGIC Ins.), 7.000%, 5/1/29 (a)	5,085,000
7,160,000	Franklin County, OH, Hospital Revenue, U.S. Health Corp., Series A, (LOC – Citibank N.A.), 2.070%, 12/1/21 (a)	7,160,000
1,365,000	Franklin County, OH, Industrial Development Revenue, (LOC - Bank One Columbus N.A.), 2.940%, 11/1/14 (a)	1,365,000
6,875,000	Franklin County, OH, Revenue, Series F, (FSA Ins.), 2.000%, 12/1/30 (a)	6,875,000
2,030,000	Geauga County, OH, Health Care Facilities Revenue, Heather Hill Inc. Project, Series B, (LOC - Bank One Columbus N.A.), 2.070%, 7/1/23 (a)	2,030,000
650,000	Greene County, OH, G.O., 4.500%, 5/21/08	650,665
2,075,000	Greene County, OH, G.O., 4.000%, 8/12/08	2,079,414
430,000	Greene County, OH, Revenue, (LOC - Bank of America N.A.), 2.050%, 1/1/11 (a)	430,000
Principal Amount		Value
Municipal Bonds (Continued)
Ohio (Continued)
$5,900,000	Hamilton County, OH, Health Care Facilities Revenue, Hilltop Health Facilities, (LOC - Bank of America N.A.), 2.000%, 6/1/22 (a)	$5,900,000
6,570,000	Hamilton County, OH, Hospital Facilities Revenue, (LOC - U.S. Bank N.A.), 2.210%, 5/15/28 (a)	6,570,000
1,720,000	Hamilton County, OH, Hospital Facilities Revenue, (LOC - JPMorgan Chase Bank), 2.210%, 5/15/28 (a)	1,720,000
1,620,000	Hamilton County, OH, Hospital Facilities Revenue, Health Alliance, Series F, (MBIA Ins.), 5.000%, 1/1/18 (a)	1,620,000
1,615,000	Hamilton County, OH, Hospital Facilities Revenue, (Children’s Hospital Medical Center), Series M, (LOC - JPMorgan Chase Bank), 2.200%, 5/15/37 (a)	1,615,000
1,845,000	Hamilton County, OH, Hospital Facilities Revenue, Health Alliance, Series B, (MBIA Ins.), 5.000%, 1/1/18 (a)	1,845,000
5,835,000	Hamilton County, OH, Hospital Facilities Revenue, Series A, (LOC - JPMorgan Chase Bank), 2.200%, 6/1/27 (a)	5,835,000
1,800,000	Hamilton County, OH, Hospital Facility Revenue, (MBIA Ins.), 5.000%, 1/1/18 (a)	1,800,000
2,000,000	Hamilton County, OH, Industrial Development Revenue, 2.950%, 10/15/12 (a)	2,000,000
4,425,000	Hamilton County, OH, Parking Facility Improvements Revenue, (LOC - U.S. Bank N.A.), 2.230%, 12/1/26 (a)	4,425,000
1,740,000	Harrison Township, OH, Public Improvements Revenue, (LOC - Fifth Third Bank), 2.250%, 12/1/24 (a)	1,740,000
1,000,000	Harrison, OH, G.O., 3.760%, 12/11/08	1,002,415
720,000	Henry County, OH, Revenue, (LOC - Keybank N.A.), 2.290%, 3/1/31 (a)	720,000
500,000	Jefferson Township, OH, Local School District Revenue, TAN, 4.250%, 6/26/08	501,631
6,595,000	Kent State University, OH, Ohio Universities Revenue, (General Receipts), (MBIA Ins.), 2.800%, 5/1/31 (a)	6,595,000
500,000	Lake County, OH, G.O., 4.250%, 7/18/08	500,710
4,500,000	Lakota, OH, Local School District, G.O, Series B, 4.000%, 6/12/08	4,508,050
840,000	Lebanon, OH, G.O., BAN (Various Purposes), 4.250%, 5/30/08	840,745
1,500,000	Lima, OH, Hospital Revenue, (LOC - JPMorgan Chase Bank), 3.500%, 4/1/37 (a)	1,500,000
Principal Amount		Value
Municipal Bonds (Continued)
Ohio (Continued)
$680,000	Lorain County, OH, G.O., BAN, 3.000%, 3/26/09	$684,574
955,000	Loveland, OH, G.O., BAN, 1.625%, 2/25/09	956,908
250,000	Loveland, OH, G.O., BAN, 3.000%, 3/19/09	251,767
1,265,000	Lucas County, OH, G.O., (Various Purposes), Series 1, 4.000%, 9/18/08	1,266,979
620,000	Lucas County, OH, Health Care Facilities Refunding Revenue, (Sunset Retirement Communities), Series B, (LOC - Fifth Third Bank), 2.130%, 8/15/30 (a)	620,000
1,100,000	Mason, OH, G.O., BAN, 4.500%, 6/26/08	1,101,843
2,010,000	Mason, OH, G.O., BAN, 3.500%, 12/18/08	2,016,936
1,530,000	Middletown, OH, Airport Facilities Acquisition, G.O., 4.250%, 6/4/08	1,531,288
4,695,000	Napoleon, OH, G.O., (Correctional), BAN (Various Purposes), 4.500%, 7/24/08	4,705,852
3,000,000	North College Hill City School, OH, G.O., BAN, 3.700%, 6/19/08	3,003,373
190,000	Ohio Capital Asset Financing Program Fractionalized Interest, G.O., Series C, (FSA Ins.), 3.750%, 12/1/08	190,802
1,350,000	Ohio State Air Quality Development Authority Refunding Revenue, (LOC - Keybank N.A.), 1.900%, 6/1/33 (a)	1,350,000
400,000	Ohio State Air Quality Development Authority Refunding Revenue, Series B, (LOC - Barclays Bank PLC), 2.150%, 1/1/34 (a)	400,000
1,125,000	Ohio State Air Quality Development Authority Refunding Revenue, Timken Project, (LOC - Fifth Third Bank), 1.900%, 11/1/25 (a)	1,125,000
1,775,000	Ohio State Air Quality Development Authority Revenue, Ohio Edison Project, Series A, (LOC - Wachovia Bank N.A.), 1.900%, 2/1/14 (a)	1,775,000
3,150,000	Ohio State Air Quality Development Authority Revenue, Series C, (LOC - Wachovia Bank N.A.), 1.350%, 6/1/23 (a)	3,150,000
1,300,000	Ohio State Higher Education Facilities, (LOC - Fifth Third Bank), 3.500%, 9/1/27 (a)	1,300,000
100,000	Ohio State Higher Education Facilities Commission Revenue, (Various Higher Educational - Pooled Financing PG), (LOC - Fifth Third Bank), 2.250%, 9/1/24 (a)	100,000
1,700,000	Ohio State Higher Education Facilities Revenue, (LOC - Fifth Third Bank), 2.250%, 9/1/25 (a)	1,700,000
Principal Amount		Value
Municipal Bonds (Continued)
Ohio (Continued)
$2,590,000	Ohio State Higher Education Facilities Revenue, Xavier University, (LOC - U.S. Bank N.A.), 2.150%, 11/1/30 (a)	$2,590,000
340,000	Ohio State Higher Educational Facilities Commission Revenue, (LOC - Fifth Third Bank), 3.600%, 9/1/17 (a)	340,000
3,805,000	Ohio State Higher Educational Facilities Commission Revenue, (Various - Higher Educational Facilities- Pooled PG), Series A, (LOC - Fifth Third Bank), 2.250%, 9/1/20 (a)	3,805,000
350,000	Ohio State Higher Educational Facilities Commission Revenue, (Various - Pooled Financing PG), Series A, (LOC - Fifth Third Bank), 2.230%, 9/1/26 (a)	350,000
1,190,000	Ohio State Higher Educational Facilities Revenue, (Various - Pooled Financing PG), Series B, (LOC - Fifth Third Bank), 2.230%, 9/1/24 (a)	1,190,000
175,000	Ohio State Higher Educational Facilities Revenue, (Various - Pooled Financing PG), Series B, (LOC - Fifth Third Bank), 2.230%, 11/1/28 (a)	175,000
900,000	Ohio State Higher Educational Facilities Revenue, Marietta College Project, (LOC - JPMorgan Chase Bank), 2.230%, 12/1/24 (a)	900,000
400,000	Ohio State Higher Educational Facilities Revenue, Series A, 1.900%, 10/1/22 (a)	400,000
200,000	Ohio State Infrastructure Improvement, G.O., 5.625%, 2/1/09	205,800
1,600,000	Ohio State University General Receipts Revenue, (Various), 1.700%, 12/1/17 (a)	1,600,000
900,000	Ohio State University General Receipts Revenue, (Various), (FSA Ins.), 2.230%, 12/1/26 (a)	900,000
960,000	Ohio State University General Receipts Revenue, (Various), 1.700%, 12/1/27 (a)	960,000
6,425,000	Ohio State University General Receipts Revenue, (Various), 1.800%, 12/1/31 (a)	6,425,000
1,680,000	Ohio State Higher Educational Facilities Revenue, Xavier University Project, (Various), (LOC - U.S. Bank N.A.), 2.150%, 5/1/15 (a)	1,680,000
180,000	Ohio State University, G.O., Series B, 1.950%, 3/15/25 (a)	180,000
300,000	Ohio State University, G.O., Series B, 1.950%, 6/1/35 (a)	300,000
5,350,000	Ohio State University, G.O., Series D, 1.900%, 2/1/19 (a)	5,350,000
Principal Amount		Value
Municipal Bonds (Continued)
Ohio (Continued)
$7,065,000	Ohio State University, Infrastructure Improvements Revenue, Series B, 1.950%, 8/1/21 (a)	$7,065,000
2,455,000	Ohio State University, Infrastructure Improvements, G.O., Series A, 4.000%, 9/1/08	2,459,276
3,850,000	Ohio State University, Infrastructure Improvements, G.O., Series B, 1.900%, 8/1/17 (a)	3,850,000
6,445,000	Ohio State University, School Improvements, G.O., Series A, 1.950%, 3/15/25 (a)	6,445,000
125,000	Ohio State Water Development Authority Revenue, (FSA Ins.), 5.250%, 6/1/08	125,557
6,320,000	Ohio State Water Development Authority Revenue, (Various), (MBIA Ins.), 5.000%, 12/1/18 (a)	6,320,000
4,000,000	Ohio State Water Development Authority Revenue, (Various), (LOC - Wachovia Bank N.A.), 1.970%, 12/1/33 (a)	4,000,000
2,200,000	Ohio State, Common Schemes, G.O., Series B, 5.000%, 3/15/09	2,280,280
700,000	Parma, OH, Hospital Improvements Revenue, Series C, (LOC - JPMorgan Chase Bank), 2.270%, 11/1/30 (a)	700,000
3,000,000	Pickerington, OH, G.O., BAN, 2.250%, 2/27/09	3,015,515
4,000,000	Port of Greater Cincinnati, OH, Development Authority Revenue, (LOC - JPMorgan Chase Bank), 4.000%, 4/1/38 (a)	4,000,000
1,000,000	Richland County, OH, G.O., BAN, 4.500%, 7/30/08	1,002,278
2,000,000	Richland County, OH, G.O., BAN, 4.500%, 1/15/09	2,009,194
1,800,000	Richland County, OH, G.O., BAN, Series B, 2.000%, 2/19/09	1,808,636
450,000	Salem, OH, Hospital Revenue, (LOC - JPMorgan Chase Bank), 2.200%, 9/1/35 (a)	450,000
230,000	Sandusky County, OH, G.O., 4.250%, 9/25/08	230,589
1,820,000	South-Western City School District, OH, Franklin & Pickaway County, G.O., Series A, 4.500%, 12/1/08	1,833,476
100,000	Southington, OH, Local School District, G.O., (FSA Ins.), 3.000%, 12/1/08	100,657
1,500,000	Springfield, OH, Local School District, G.O., BAN, 3.750%, 12/18/08	1,507,388
2,845,000	Summit County, OH, Port Authority Revenue, (LOC - Fifth Third Bank), 2.270%, 11/1/36 (a)	2,845,000
300,000	Toledo, OH, City Service Special Assessment, (LOC - State Street B&T Co.), 2.220%, 12/1/08 (a)	300,000
222,000	University of Akron, OH, General Receipts Revenue, (FGIC Ins.), 9.000%, 1/1/29 (a)	222,000
Principal Amount or Shares		Value
Municipal Bonds (Continued)
Ohio (Continued)
$1,000,000	University of Cincinnati, OH, General Receipts Revenue, BAN, Series A, 3.250%, 1/14/09	$1,003,982
4,600,000	University of Cincinnati, OH, General Receipts Revenue, Series B, (Various), (MBIA Ins.), 6.000%, 6/1/20 (a)	4,600,000
7,800,000	University of Cincinnati, OH, General Receipts Revenue, Series B, (Various), (AMBAC Ins.), 8.000%, 6/1/31 (a)	7,800,000
150,000	Wapakoneta, OH, City School District, G.O., (State Aid Withholding), 3.000%, 12/1/08	150,726
2,000,000	Wapakoneta, OH, City School District, G.O., BAN, 3.500%, 6/26/08	2,002,789
1,250,000	Wapakoneta, OH, City School District, G.O., BAN, 3.500%, 6/26/08	1,251,388
537,980	Warren County, OH, Health Care Facilities Revenue, Otterbein Homes, Series B, (LOC - Fifth Third Bank), 2.180%, 7/1/23 (a)	537,980
310,000	Wilmington, OH, BAN, 4.500%, 7/25/08	310,675
300,000	Wooster, OH, Industrial Development Revenue, 2.150%, 12/1/10 (a)	300,000

Total Municipal Bonds (Cost $269,131,884)		269,131,884

Commercial Paper—2.5%
Ohio— 2.5%
7,000,000	Cuyahoga County, OH, Cleveland Clinic, Bank of America N.A., 2.200%, 5/2/08	7,000,000

Total Commercial Papers (Cost $7,000,000)		7,000,000

Cash Equivalents—2.3%
6,682,073	Fidelity Institutional Tax-Exempt Portfolio, 2.190% (b)	6,682,073

Total Cash Equivalents (Cost $6,682,073)		6,682,073

Total Investments (Cost $282,813,957) — 99.7%		282,813,957

Other Assets in Excess of Liabilities — 0.3%		868,014

Net Assets — 100.0%		$283,681,971

(a)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2008.
(b)	Rate disclosed is the seven day yield as of March 31, 2008.
AMBAC	American Municipal Bond Insurance Corp.
BAN	Bond Anticipation Note
FGIC	Financial Guaranty Co.
FSA	Financial Security Assurance
G.O.	General Obligation
Ins.	Insured
LOC	Letter of Credit
MBIA	Municipal Bond Insurance Association
PG	Public Liability Co.
SPA	Standby Purchase Agreement
TAN	Tax Anticipation Note

See Notes to Portfolio of Investments.

Huntington Tax-Free Money Market Fund
Portfolio of Investments
March 31, 2008 (unaudited)

Principal Amount		Value
Municipal Bonds—93.4%
Arizona— 0.3%
$205,000	Chandler, AZ, Spectrum Improvement District, Special Assessment, 4.000%, 1/1/09	$207,929

Arkansas— 0.2%
200,000	North Little Rock, AR, Health Facilities Board Revenue, Series B, (MBIA Ins.), 4.750%, 12/1/21 (a)	200,000

California— 4.3%
2,440,000	California Infrastructure & Economic Development Bank Insured Revenue, Series B, (AMBAC Ins.), 1.750%, 4/1/42 (a)	2,440,000
1,000,000	Contra Costa County, CA, Housing Authority Multifamily Revenue, (Freddie Mac Ins.), 1.950%, 11/15/17 (a)	1,000,000

		3,440,000

District of Columbia— 3.1%
2,500,000	District of Columbia, G.O., Series SGA 62, (AMBAC Ins.), 4.000%, 6/1/17 (a)	2,500,000

Florida— 29.7%
1,000,000	Broward County, FL, Educational Facilities Authority Revenue, (LOC - Bank of America N.A.), 2.090%, 4/1/20 (a)	1,000,000
1,100,000	Broward County, FL, Educational Facilities Authority Revenue, (LOC - Citibank N.A.), 2.050%, 11/1/31 (a)	1,100,000
500,000	Broward County, FL, Housing Finance Authority Revenue, (Freddie Mac Ins.), 2.250%, 12/1/29 (a)	500,000
95,000	Charlotte County, FL, Utility Revenue, Series B, (FSA Ins.), 2.100%, 10/1/21 (a)	95,000
905,000	Collier County, FL, Educational Facilities Authority Revenue, (LOC - Fifth Third Bank), 2.250%, 4/1/28 (a)	905,000
1,125,000	Collier County, FL, Health Facilities Authority Revenue, (LOC - Wachovia Bank N.A.), 2.080%, 12/1/24 (a)	1,125,000
460,000	Dade County, FL, Water & Sewer Systems Revenue, (FGIC Ins.), 7.500%, 10/5/22 (a)	460,000
450,000	Duval County, FL, Housing Finance Authority Revenue, (LOC - U.S. Bank N.A.), 2.220%, 7/1/25 (a)	450,000
1,580,000	Florida Housing Finance Agency Revenue, Series B, (Fannie Mae Ins.), 2.220%, 8/1/11 (a)	1,580,000
670,000	Florida Municipal Power Agency Revenue, (MBIA Ins.), 5.000%, 10/1/19 (a)	670,000
950,000	Florida State Board of Education Lottery Revenue, Series B, (FGIC Ins.), 5.750%, 7/1/08	956,369
200,000	Florida State Board of Education, G.O., Series B, 5.000%, 6/1/08	200,416
Principal Amount		Value
Municipal Bonds (Continued)
Florida (Continued)
$600,000	Florida State Department of Transportation, G.O., Series A, 5.250%, 7/1/08	$602,218
375,000	Fort Lauderdale, FL, Revenue, (FSA Ins.), 2.100%, 6/1/32 (a)	375,000
500,000	Fort Lauderdale, FL, Water And Sewer Revenue, (MBIA Ins.), 2.750%, 9/1/08	501,092
830,000	Halifax Hospital Medical Center, FL, Health Care Facilities Revenue, (LOC - Bank of America N.A.), 2.300%, 12/1/13 (a)	830,000
600,000	Jacksonville, FL, Capital Project Revenue, Series 2002-1, (FGIC Ins.), 7.250%, 10/1/34 (a)	600,000
700,000	Miami-Dade County, FL, Industrial Development Authority Revenue, (LOC - Bank of America N.A.), 2.100%, 6/1/22 (a)	700,000
120,000	Nassau County, FL, Public Improvements Refunding Revenue, (MBIA Ins.), 4.000%, 5/1/08	120,024
400,000	Orange County, FL, Educational Facilities Authority Revenue, (LOC - Bank of America N.A.), 1.250%, 5/1/31 (a)	400,000
305,000	Orange County, FL, Health Facilities Authority Revenue, (LOC - SunTrust Bank), 1.250%, 10/1/15 (a)	305,000
1,000,000	Orange County, FL, Health Facilities Authority Revenue, Series B, (FGIC Ins.), 5.000%, 10/1/41 (a)	1,000,000
1,000,000	Orange County, FL, School Board COP, Series B, (MBIA Ins.), 2.350%, 8/1/27 (a)	1,000,000
1,250,000	Orange County, FL, School Board COP, Series B, (FGIC Ins.), 7.250%, 8/1/32 (a)	1,250,000
400,000	Orange County, FL, School Board COP, Series C, (MBIA Ins.), 1.700%, 8/1/22 (a)	400,000
200,000	Palm Beach County, FL, Revenue, (LOC - Northern Trust Co.), 2.150%, 5/1/25 (a)	200,000
1,050,000	Palm Beach County, FL, Revenue, (LOC - Northern Trust Co.), 2.150%, 3/1/30 (a)	1,050,000
700,000	Palm Beach County, FL, Revenue, (LOC - Northern Trust Co.), 2.210%, 11/1/36 (a)	700,000
500,000	Pinellas County, FL, Health Facility Authority Revenue, Series B-2, (FSA Ins.), 2.210%, 11/15/33 (a)	500,000
1,200,000	Sunshine State Governmental Financing Commission, FL, Revenue, (AMBAC Ins.), 4.100%, 7/1/16 (a)	1,200,000
800,000	University of North Florida Foundation, Inc., Revenue, (LOC - Wachovia Bank N.A.), 1.470%, 5/1/28 (a)	800,000
Principal Amount		Value
Municipal Bonds (Continued)
Florida (Continued)
$1,000,000	University South Florida Research Foundation, Inc., Revenue, (LOC - Bank of America N.A.), 2.270%, 8/1/34 (a)	$1,000,000
1,100,000	Volusia County, FL, Housing Finance Authority Refunding Revenue, (Fannie Mae Ins.), 2.250%, 1/15/32 (a)	1,100,000

		23,675,119

Georgia— 5.1%
1,000,000	Cobb County, GA, Housing Authority Revenue, (Freddie Mac Ins.), 2.100%, 3/1/24 (a)	1,000,000
1,075,000	De Kalb County, GA, Hospital Authority Revenue, Series B, (FSA Ins.), 2.100%, 9/1/31 (a)	1,075,000
1,000,000	Gwinnett County, GA, Hospital Authority Revenue, Series C, (FSA Ins.), 2.050%, 7/1/42 (a)	1,000,000
1,000,000	Valdosta & Lowndes County, GA, Hospital Authority Revenue, (FSA Ins.), 2.100%, 10/1/23 (a)	1,000,000

		4,075,000

Illinois— 6.8%
100,000	Chicago, Il, Board of Education, G.O., Series C, (FSA Ins.), 2.100%, 3/1/32 (a)	100,000
1,000,000	Grundy Kendall & Will Counties, Il, Community High School District 111, G.O., Series B, (AMBAC Ins.), 5.000%, 5/1/26 (a)	1,000,000
645,000	Illinois Department of Central Management Services, COP, (MBIA Ins.), 5.100%, 7/1/08	647,314
500,000	Illinois Finance Authority Revenue, (LOC - Bank of America N.A.), 2.100%, 2/1/42 (a)	500,000
2,600,000	Illinois Health Facilities Authority Revenue, Series B, (FSA Ins.), 2.100%, 11/15/29 (a)	2,600,000
600,000	Illinois State, G.O., Series SGA 103, (Liquid Facility - Societe Generale), 1.300%, 8/1/24 (a)	600,000

		5,447,314

Indiana— 2.3%
915,000	Indiana State Educational Facilities Authority Revenue, Series E, (LOC - U.S. Bank N.A.), 2.240%, 10/1/24 (a)	915,000
955,000	University of Southern Indiana Revenue, Series B, (AMBAC Ins.), 8.000%, 10/1/21 (a)	955,000

		1,870,000

Kentucky— 1.3%
1,000,000	Russell, KY, Revenue, Series B, (FSA Ins.), 2.060%, 11/1/26 (a)	1,000,000

Michigan— 3.8%
1,150,000	Ann Arbor, MI, Economic Development Corp. Revenue, Series A, (LOC - JPMorgan Chase Bank), 2.050%, 11/1/25 (a)	1,150,000
Principal Amount		Value
Municipal Bonds (Continued)
Michigan (Continued)
$550,000	Kalamazoo, MI, Hospital Finance Authority Revenue, (FSA Ins.), 2.050%, 5/15/36 (a)	$550,000
600,000	Michigan State Hospital Finance Authority Revenue, Series E, (AMBAC Ins.), 5.000%, 12/1/30 (a)	600,000
500,000	Michigan State University Revenue, Series A, (SPA - Landesbank Hessen-Thuringen), 2.050%, 2/15/33 (a)	500,000
200,000	Oakland University, MI, Revenue, (FGIC Ins.), 8.250%, 3/1/31 (a)	200,000

		3,000,000

Minnesota— 5.3%
3,310,000	Minneapolis & St. Paul, MN, Housing & Redevelopment Authority Health Care Revenue, Series B-1, (MBIA Ins.), 2.350%, 11/15/34 (a)	3,310,000
940,000	Minnesota State, G.O., 5.500%, 6/1/08	943,836

		4,253,836

Missouri— 1.4%
1,100,000	Missouri State Health & Educational Facilities Authority Revenue, (MBIA Ins.), 1.200%, 6/1/15 (a)	1,100,000

New Mexico— 0.3%
250,000	San Juan County, NM, Gross Receipts Tax Revenue, (MBIA Ins.), 3.000%, 6/15/08	250,000

North Carolina— 3.8%
1,000,000	Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, Series E, (FSA Ins.), 2.100%, 1/15/44 (a)	1,000,000
1,000,000	Mecklenburg County, NC, G.O., Series C, (SPA - Bank of America N.A.), 2.090%, 2/1/15 (a)	1,000,000
495,000	New Hanover County, NC, Hospital Revenue, Series B-1, (FSA Ins.), 2.250%, 10/1/26 (a)	495,000
500,000	North Carolina Capital Facilities Finance Agency Revenue, (LOC - Wachovia Bank N.A.), 2.100%, 5/1/27 (a)	500,000

		2,995,000

Ohio— 0.6%
500,000	Ashland, OH, Public Improvements, G.O. (Various Purposes), 4.250%, 5/22/08	500,356

Pennsylvania— 3.8%
1,200,000	Dauphin County, PA, General Authority Revenue, Subseries S-RMKT, (FSA Ins.), 2.240%, 6/1/26 (a)	1,200,000
1,000,000	Lancaster County, PA, G.O., Series B, (FSA Ins.), 2.060%, 11/1/16 (a)	1,000,000
250,000	Nazareth, PA, Area School District, G.O., (FSA State Aid Withholding), 3.000%, 11/15/08	251,458
Principal Amount		Value
Municipal Bonds (Continued)
Pennsylvania (Continued)
$545,000	Pennsylvania State Turnpike Commission Revenue, Series C, (AMBAC Ins.), 4.000%, 12/1/22 (a)	$545,000

		2,996,458

Tennessee— 4.4%
1,625,000	Jackson, TN, Health Educational & Housing Facilities Board Multifamily Revenue, (Fannie Mae Ins.), 2.250%, 5/15/31 (a)	1,625,000
1,900,000	Sevier County, TN, Public Building Authority Revenue, Series I-2, (AMBAC Ins.), 5.250%, 6/1/27 (a)	1,900,000

		3,525,000

Texas— 5.4%
1,000,000	Austin, TX, G.O., 4.000%, 9/1/08	1,002,224
1,000,000	Katy, TX, Independent School District, G.O., (PSF-GTD), 2.150%, 8/15/33 (a)	1,000,000
275,000	Texas State, G.O., 5.000%, 4/1/08	275,000
930,000	Travis County, TX, Housing Finance Corp. Multifamily Housing Revenue, (Fannie Mae Ins.), 2.250%, 12/15/29 (a)	930,000
1,110,000	Travis County, TX, Housing Finance Corp. Multifamily Housing Revenue, Series A, (Fannie Mae Ins.), 2.250%, 2/15/34 (a)	1,110,000

		4,317,224

Washington— 4.7%
300,000	King County, WA, School District No 210 Federal Way, G.O., (School Board Guaranty), 4.000%, 12/1/08	303,653
1,270,000	King County, WA, School District No 415 Kent, G.O., (FGIC Ins.), 5.250%, 12/1/13	1,288,190
1,000,000	Seattle,WA, Municipal Light & Power Revenue, (LOC - JPMorgan Chase Bank), 2.020%, 6/1/21 (a)	1,000,000
900,000	Washington Economic Development Finance Authority Revenue, Series H, (LOC - U.S. Bank N.A.), 1.140%, 9/1/18 (a)	900,000
250,000	Washington State, Series R-C, (MBIA Ins.), 4.000%, 1/1/09	253,423

		3,745,266

West Virginia— 4.8%
1,595,000	West Virginia State Hospital Finance Authority Revenue, Series F, (AMBAC Ins.), 3.500%, 12/1/25 (a)	1,595,000
Principal Amount or Shares		Value
Municipal Bonds (Continued)
West Virginia (Continued)
$2,245,000	West Virginia State Parkways Economic Development & Tourism Authority Revenue, (FGIC Ins.), 7.000%, 5/1/19 (a)	$2,245,000

		3,840,000

Wisconsin— 2.0%
1,575,000	Lake Geneva Genoa City, WI, Unified High School District, G.O., 3.610%, 10/30/08	1,575,521

Total Municipal Bonds (Cost $74,514,023)		74,514,023

Cash Equivalents—6.4%
3,613,823	Fidelity Institutional Tax-Exempt Portfolio, 2.190% (b)	3,613,823
1,500,000	Merrill Lynch Institutional Tax-Exempt Fund, 2.170% (b)	1,500,000

Total Cash Equivalents (Cost $5,113,823)		5,113,823

Total Investments (Cost $79,627,846) — 99.8%		79,627,846

Other Assets in Excess of Liabilities — 0.2%		172,542

Net Assets — 100.0%		$79,800,388

(a)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2008.
(b)	Rate disclosed is the seven day yield as of March 31, 2008.
AMBAC	American Municipal Bond Assurance Corp.
COP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance
G.O.	General Obligation
Ins.	Insured
LOC	Letter of Credit
MBIA	Municipal Bond Insurance Association
PSF-GTD	Public School Funding Guarantee
SPA	Standby Purchase Agreement

See Notes to Portfolio of Investments.

Huntington U.S. Treasury Money Market Fund
Portfolio of Investments
March 31, 2008 (unaudited)

Principal Amount		Value
U.S. Treasury Obligations—74.5%
U.S. Treasury Bills –— 73.2%
$20,000,000	1.877%, 4/3/08 (a)	$19,997,918
45,000,000	1.549%, 4/10/08 (a)	44,976,922
40,000,000	0.250%, 4/15/08 (a)	39,982,189
70,000,000	1.151%, 4/17/08 (a)	69,950,622
20,000,000	1.221%, 4/21/08 (a)	19,986,445
60,000,000	1.151%, 4/24/08 (a)	59,907,056
20,000,000	1.796%, 5/1/08 (a)	19,970,163
20,000,000	2.116%, 5/8/08 (a)	19,956,731
15,000,000	2.102%, 5/15/08 (a)	14,961,683
20,000,000	2.196%, 5/22/08 (a)	19,938,120
60,000,000	0.450%, 5/29/08 (a)	59,906,781
15,000,000	2.176%, 6/12/08 (a)	14,935,200
20,000,000	2.155%, 6/19/08 (a)	19,906,078
20,000,000	0.732%, 7/3/08 (a)	19,962,284
10,000,000	0.601%, 7/10/08 (a)	9,983,333
30,000,000	0.601%, 7/17/08 (a)	29,922,722
20,000,000	1.104%, 7/24/08 (a)	19,930,333
20,000,000	1.004%, 8/7/08 (a)	19,928,889
20,000,000	1.004%, 8/14/08 (a)	19,925,000
35,000,000	1.106%, 8/28/08 (a)	34,847,275
		578,875,744

U.S. Treasury Strips —1.3%
10,000,000	0.749%, 5/15/08	9,990,964

Total U.S. Treasury Obligations (Cost $588,866,708)		588,866,708

Repurchase Agreements—25.7%
60,000,000	JPMorgan Chase & Co., 1.350%, dated 3/31/08, due 4/1/08, repurchase price $60,002,250 (Fully collateralized by U.S. Treasury securities)	60,000,000
60,000,000	Lehman Brothers Holdings, Inc., 0.700%, dated 3/28/08, due 4/4/08, repurchase price $60,008,167 (Fully collateralized by U.S. Treasury securities)	60,000,000
42,615,200	Morgan Stanley Dean Witter & Co., 1.280%, dated 3/31/08, due 4/1/08, repurchase price $42,616,715 (Fully collateralized by U.S. Treasury securities)	42,615,200
40,000,000	The Goldman Sachs & Co., Inc., 0.500%, dated 3/25/08, due 4/1/08, repurchase price $40,003,889 (Fully collateralized by U.S. Treasury securities)	40,000,000

Total Repurchase Agreements (Cost $202,615,200)		202,615,200

Total Investments (Cost $791,481,908) — 100.2%		791,481,908

Liabilities in Excess of Other Assets — (0.2)%		(1,240,244)

Net Assets — 100.0%		$790,241,664

(a)		Rate represents the effective yield at purchase.

See Notes to Portfolio of Investments.

Huntington Dividend Capture Fund
Portfolio of Investments
March 31, 2008 (unaudited)

Shares		Value
Common Stocks—59.5%
Consumer Discretionary— 3.6%
34,000	CBS Corp., Class B	$750,720
26,000	Newell Rubbermaid, Inc.	594,620
11,000	Sherwin-Williams Co.	561,440
15,000	Snap-on, Inc.	762,750
8,000	The Stanley Works	380,960
35,000	The Walt Disney Co.(a)	1,098,300

		4,148,790

Consumer Staples— 5.0%
40,000	ConAgra Foods, Inc.	958,000
16,000	Molson Coors Brewing Co., Class B	841,120
15,000	Reynolds American, Inc.	885,450
59,000	SUPERVALU, Inc.	1,768,820
26,000	The J.M. Smucker Co.	1,315,860

		5,769,250

Energy— 2.1%
10,500	Chevron Texaco Corp.	896,280
12,500	ConocoPhillips(a)	952,625
8,500	ENI SPA	578,935

		2,427,840

Financials— 12.1%
68,000	American Capital Strategies Ltd.(a)	2,322,880
30,500	Bank of America Corp.(a)	1,156,255
25,000	Chubb Corp.	1,237,000
14,000	Citigroup, Inc.	299,880
23,000	Hartford Financial Services Group, Inc.	1,742,710
11,000	JPMorgan Chase & Co.	472,450
49,000	KeyCorp	1,075,550
20,000	Lincoln National Corp.	1,040,000
18,000	Morgan Stanley	822,600
7,000	Prudential Financial, Inc.	547,750
22,000	The Travelers Cos., Inc.	1,052,700
20,000	Wachovia Corp.(a)	540,000
12,000	Washington Mutual, Inc.(a)	123,600
52,000	Wells Fargo & Co.(a)	1,513,200

		13,946,575

Health Care— 5.4%
20,000	Eli Lilly & Co.	1,031,800
15,500	Johnson & Johnson	1,005,485
35,000	Merck & Co., Inc.	1,328,250
91,000	Pfizer, Inc.	1,904,630
22,000	Wyeth	918,720

		6,188,885

Industrials— 8.9%
46,000	Cooper Industries Ltd., Class A(a)	1,846,900
7,000	CSX Corp.	392,490
22,500	Eastman Chemical Co.	1,405,125
17,500	Eaton Corp.	1,394,225
14,000	Lockheed Martin Corp.(a)	1,390,200
9,500	Northrop Grumman Corp.	739,195
51,500	R.R. Donnelley & Sons Co.	1,560,965
23,000	Raytheon Co.	1,486,030

		10,215,130

Materials— 0.8%
6,000	Air Products & Chemical, Inc.(a)	552,000
15,000	RPM International, Inc.	314,100

		866,100

Real Estate Investment Trusts— 13.8%
27,805	Apartment Investment & Management Co.	995,697
Shares		Value
Common Stocks (Continued)
Real Estate Investment Trusts (Continued)
35,000	Brandywine Realty Trust	$593,600
24,000	CBL & Associates Properties, Inc.	564,720
15,000	Entertainment Properties Trust	739,950
24,000	Equity Residential	995,760
34,500	First Industrial Realty Trust, Inc.(a)	1,065,705
24,000	HCP, Inc.(a)	811,440
21,000	Highwoods Properties, Inc.	652,470
28,000	Hospitality Properties Trust	952,560
51,000	Host Hotels & Resorts, Inc.(a)	811,920
33,000	Lexington Realty Trust	475,530
32,000	Liberty Property Trust	995,520
10,000	Mack-Cali Realty Corp.	357,100
7,000	Mid-America Apartment Communities, Inc.	348,880
45,000	National Retail Properties, Inc.(a)	992,250
18,818	One Liberty Properties, Inc.	302,782
22,000	ProLogis	1,294,920
31,000	Realty Income Corp.(a)	794,220
12,000	Simon Property Group, Inc.	1,114,920
32,000	Weingarten Realty Investors	1,102,080

		15,962,024

Technology— 2.6%
22,000	Accenture Ltd., Class A	773,740
22,000	Hewlett-Packard Co.	1,004,520
11,000	International Business Machines Corp.	1,266,540

		3,044,800

Telecommunications— 2.6%
46,500	AT&T, Inc.(a)	1,780,950
18,000	Embarq Corp.	721,800
15,000	Verizon Communications, Inc.(a)	546,750

		3,049,500

Utilities— 2.6%
37,000	Consolidated Edison, Inc.	1,468,900
40,500	Duke Energy Corp.(a)	722,925
38,000	Xcel Energy, Inc.	758,100

		2,949,925

Total Common Stocks (Cost $74,229,765)		68,568,819

Preferred Stocks—37.2%
Consumer Discretionary— 1.7%
80,000	Comcast Corp., 7.000%	1,965,600

Financials— 29.2%
115,000	ABN Amro Capital Funding Trust V, 5.900%	2,283,900
34,000	ACE Ltd., Series C, 7.800%	841,160
45,000	American International Group, Series A-4, 6.450%	1,037,700
40,000	ASBC Capital I, 7.625%	996,000
45,000	BAC Capital Trust XII, 6.875%(a)	1,064,700
40,000	Barclays Bank PLC, Series 2, 6.625%	949,200
20,000	Citigroup Capital Trust VIII, 6.950%	437,000
20,000	Fleet Capital Trust VIII, 7.200%	480,000
35,608	Goldman Sachs Group, Inc., Series B, 6.200%(a)	849,963
60,000	HSBC Holdings PLC, Series A, 6.200%(a)	1,304,400
110,000	ING Groep NV, 6.125%	2,319,900

Shares		Value
Preferred Stocks (Continued)
Financials (Continued)
60,000	JPMorgan Chase & Co., Series X, 7.000%(a)	$1,482,000
75,000	KeyCorp Capital VIII, 7.000%(a)	1,563,000
65,000	Lehman Brothers Holdings, Inc., 6.500%(a)	1,194,700
70,000	Merrill Lynch & Co. Capital Trust V, 7.280%(a)	1,498,000
30,000	MetLife, Inc., Series B, 6.500%	688,200
70,000	Morgan Stanley Capital Trust, 6.600%(a)	1,498,000
80,000	National City Capital Trust II, 6.625%	1,352,000
45,887	PLC Capital Trust IV, 7.250%	1,084,310
53,525	Prudential PLC, 6.500%	1,253,020
90,812	RenaissanceRe Holdings Ltd., Series B, 7.300%	1,980,610
30,000	RenaissanceRe Holdings Ltd., Series C, 6.080%	568,500
80,000	Royal Bank of Scotland Group PLC, Series N, 6.350%	1,766,400
80,000	SLM Corp., 6.000%	1,344,000
100,000	The Bank of New York, Inc. Capital V, 7.800%	2,145,000
80,000	Wells Fargo Capital Trust VIII, 5.850%(a)	1,743,200

		33,724,863

Real Estate Investment Trusts— 2.6%
15,000	ProLogis Trust, Series F, 6.750%	349,050
130,000	Public Storage, Series F, 6.450%	2,645,500

		2,994,550

Telecommunications— 0.4%
20,000	AT&T, Inc., 6.375%	499,600

Utilities— 3.3%
100,000	BGE Capital Trust II, 6.200%	2,269,000
60,000	FPL Group Capital, Inc., Series A, 6.600%(a)	1,506,600

		3,775,600

Total Preferred Stocks (Cost $48,747,956)		42,960,213

Mutual Fund—1.1%
Exchange Traded Funds— 1.1%
55,000	AMEX Technology SPDR	1,240,250

Total Mutual Funds (Cost $914,245)		1,240,250

Cash Equivalents—1.4%
1,595,841	Huntington Money Market Fund, Interfund Shares, 1.94% (b)(c)	1,595,841

Total Cash Equivalents (Cost $1,595,841)		1,595,841

Short-Term Securities Held As Collateral For Securities Lending—23.1%
	Pool of various securities for the Huntington Funds	26,640,536

Total Short-Term Securities Held As Collateral For Securities Lending (Cost $26,640,536)		26,640,536

Total Investments (Cost $152,128,343) — 122.3%		141,005,659

Liabilities in Excess of Other Assets — (22.3)%		(25,751,802)

Net Assets — 100.0%		$115,253,857

(a)	All or part of the security was on loan as of March 31, 2008.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of March 31, 2008.
PLC	Public Liability Co.
SPA	Standby Purchase Agreement

See Notes to Portfolio of Investments.

Huntington Growth Fund
Portfolio of Investments
March 31, 2008 (unaudited)

Shares		Value
Common Stocks—93.1%
Consumer Discretionary— 5.2%
83,800	McDonald's Corp.(a)	$4,673,526
71,400	Nike, Inc., Class B	4,855,200
66,000	The TJX Co., Inc.	2,182,620

		11,711,346

Consumer Staples— 12.3%
45,000	British American Tobacco PLC ADR	3,408,750
20,000	Bunge Ltd.	1,737,600
93,250	Colgate-Palmolive Co.	7,265,108
26,200	CVS Corp.	1,061,362
64,000	Molson Coors Brewing Co., Class B	3,364,480
56,000	PepsiCo, Inc.	4,043,200
60,000	Procter & Gamble Co.	4,204,200
25,200	Wimm-Bill-Dann Foods ADR	2,582,496

		27,667,196

Energy— 16.8%
68,000	Anadarko Petroleum Corp.	4,286,040
40,000	Devon Energy Corp.(a)	4,173,200
81,065	Exxon Mobil Corp.	6,856,478
32,400	Hess Corp.	2,857,032
43,000	Murphy Oil Corp.	3,532,020
33,000	Noble Energy, Inc.	2,402,400
99,880	Occidental Petroleum Corp.(a)	7,308,219
20,930	Transocean, Inc.*	2,829,736
48,000	Weatherford International, Inc.*	3,478,560

		37,723,685

Financials— 4.9%
70,000	Banco Bradesco S.A. ADR	1,943,200
12	Berkshire Hathaway, Inc., Class A*	1,600,800
20,000	BlackRock, Inc.(a)	4,083,600
85,000	NASDAQ Stock Market, Inc.*	3,286,100

		10,913,700

Health Care— 14.7%
50,000	Abbott Laboratories	2,757,500
25,000	Alcon, Inc.	3,556,250
90,000	Baxter International, Inc.	5,203,800
120,000	Bristol-Myers Squibb Co.	2,556,000
95,000	Gilead Sciences, Inc.*	4,895,350
80,000	Novo-Nordisk A/S	5,539,200
95,730	Schering-Plough Corp.	1,379,469
40,000	Stryker Corp.	2,602,000
40,800	Teva Pharmaceutical Industries Ltd. ADR	1,884,552
48,700	Thermo Fisher Scientific, Inc.*(a)	2,768,108

		33,142,229

Industrials— 7.6%
45,000	Emerson Electric Co.	2,315,700
100,000	General Electric Co.	3,701,000
20,700	L-3 Communications Holdings, Inc.	2,263,338
35,700	Lockheed Martin Corp.(a)	3,545,010
70,000	Manitowoc Co.	2,856,000
20,000	Union Pacific Corp.	2,507,600

		17,188,648

Materials— 5.0%
37,000	ArcelorMittal, Class A(a)	3,026,600
13,534	Freeport-McMoran Copper & Gold, Inc., Class B	1,302,241
33,000	Monsanto Co.	3,679,500
38,990	Praxair, Inc.	3,284,128

		11,292,469

Shares		Value
Common Stocks (Continued)
Technology— 21.2%
44,000	Amphenol Corp., Class A	$1,639,000
28,600	Apple Computer, Inc.*	4,104,100
140,000	Cisco Systems, Inc.*	3,372,600
150,000	Corning, Inc.(a)	3,606,000
100,000	EMC Corp.*	1,434,000
28,000	Genzyme Corp.*	2,087,120
4,300	Google, Inc., Class A*(a)	1,894,021
43,000	Harris Corp.	2,086,790
127,587	Hewlett-Packard Co.	5,825,622
27,600	International Business Machines Corp.	3,177,864
100,000	LG Display Co. Ltd. ADR(a)	2,233,000
45,000	MEMC Electronic Materials, Inc.*	3,190,500
170,625	Microsoft Corp.	4,842,338
30,000	Nokia Oyj ADR	954,900
300,000	Oracle Corp.*	5,868,000
13,000	Research In Motion Ltd.*	1,458,990

		47,774,845

Telecommunications— 1.3%
100,000	Vodafone Group PLC ADR	2,951,000

Utilities— 4.1%
39,000	FirstEnergy Corp.(a)	2,676,180
53,610	FPL Group, Inc.	3,363,492
80,000	NRG Energy, Inc.*	3,119,200

		9,158,872

Total Common Stocks (Cost $164,640,649)		209,523,990

Cash Equivalents—7.3%
16,368,239	Huntington Money Market Fund, Interfund Shares, 1.94% (b)(c)	16,368,239

Total Cash Equivalents (Cost $16,368,239)		16,368,239

Short-Term Securities Held As Collateral For Securities Lending—12.1%
	Pool of various securities for the Huntington Funds	27,254,771

Total Short-Term Securities Held As Collateral For Securities Lending (Cost $27,254,771)		27,254,771

Total Investments (Cost $208,263,659) — 112.5%		253,147,000

Liabilities in Excess of Other Assets — (12.5)%		(28,059,002)

Net Assets — 100.0%		$225,087,998

(a)	All or a part of the security was on loan as of March 31, 2008.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of March 31, 2008.
*	Non-income producing security.
ADR	American Depositary Receipt
PLC	Public Liability Co.
See Notes to Portfolio of Investments.

Huntington Income Equity Fund
Portfolio of Investments
March 31, 2008 (unaudited)

Shares		Value
Common Stocks—99.5%
Consumer Discretionary— 7.3%
155,800	CBS Corp., Class B	$3,440,064
85,000	D. R. Horton, Inc.	1,338,750
65,000	Gannett Co., Inc.	1,888,250
67,000	Lennar Corp., Class A(a)	1,260,270
56,000	Royal Caribbean Cruises Ltd.	1,842,400
70,000	The Gap, Inc.(a)	1,377,600

		11,147,334

Consumer Staples— 10.5%
98,200	Archer-Daniels-Midland Co.(a)	4,041,912
90,000	ConAgra Foods, Inc.	2,155,500
54,300	General Mills, Inc.	3,251,484
85,600	Molson Coors Brewing Co., Class B	4,499,992
150,000	Sara Lee Corp.	2,097,000

		16,045,888

Energy— 5.5%
27,600	Chevron Texaco Corp.	2,355,936
34,300	ConocoPhillips	2,614,003
23,100	Occidental Petroleum Corp.(a)	1,690,227
42,400	Progress Energy, Inc.	1,768,080

		8,428,246

Financials— 21.8%
67,700	Bank of America Corp.(a)	2,566,507
138,000	BB&T Corp.	4,424,280
58,000	Cincinnati Financial Corp.	2,206,320
74,700	Citigroup, Inc.	1,600,074
93,500	JPMorgan Chase & Co.	4,015,825
56,500	Lehman Brothers Holdings, Inc.	2,126,660
159,000	MBIA, Inc.(a)	1,942,980
147,499	Regions Financial Corp.(a)	2,913,105
46,000	The Travelers Cos., Inc.	2,201,100
74,800	U.S. Bancorp	2,420,528
42,100	Unitrin, Inc.	1,487,814
127,600	Wachovia Corp.	3,445,200
70,000	Wells Fargo & Co.(a)	2,037,000

		33,387,393

Health Care— 11.8%
39,000	Eli Lilly & Co.	2,012,010
82,000	Johnson & Johnson	5,319,340
50,100	Merck & Co., Inc.	1,901,295
135,800	Pfizer, Inc.	2,842,294
56,500	Sanofi-Aventis ADR	2,121,010
92,700	Wyeth	3,871,152

		18,067,101

Industrials— 14.8%
45,000	Avery Dennison Corp.	2,216,250
42,000	Dover Corp.	1,754,760
33,600	Eaton Corp.	2,676,912
66,000	General Electric Co.	2,442,660
85,900	Ingersoll Rand Co.	3,829,422
33,300	L-3 Communications Holdings, Inc.	3,641,022
61,850	Parker Hannifin Corp.	4,284,350
63,800	R.R. Donnelley & Sons Co.	1,933,778

		22,779,154

Materials— 4.3%
36,200	Du Pont (E.I.) de Nemours & Co.	1,692,712
26,700	PPG Industries, Inc.	1,615,617
89,200	The Dow Chemical Co.	3,287,020

		6,595,349

Real Estate Investment Trusts— 3.1%
40,000	HCP, Inc.(a)	1,352,400
Shares		Value
Common Stocks (Continued)
Real Estate Investment Trusts (Continued)
41,000	Hospitality Properties Trust	$1,394,820
55,400	Mack-Cali Realty Corp.	1,978,334

		4,725,554

Technology— 10.9%
64,200	Hewlett-Packard Co.	2,931,372
28,100	International Business Machines Corp.	3,235,434
76,000	Nokia Oyj ADR	2,419,080
76,500	Oracle Corp.*	1,496,340
55,000	Tyco Electronics Ltd.	1,887,600
70,000	United Technologies Corp.	4,817,400

		16,787,226

Telecommunications— 5.3%
77,400	AT&T, Inc.	2,964,420
64,600	BT Group PLC ADR	2,784,260
144,400	Deutsche Telecom AG ADR	2,394,152

		8,142,832

Utilities— 4.2%
41,000	Consolidated Edison, Inc.	1,627,700
42,800	DTE Energy Co.	1,664,492
82,000	NiSource, Inc.	1,413,680
108,900	TECO Energy, Inc.(a)	1,736,955

		6,442,827

Total Common Stocks (Cost $144,605,590)		152,548,904

Cash Equivalents—0.4%
634,228	Huntington Money Market Fund, Interfund Shares, 1.94% (b)(c)	634,228

Total Cash Equivalents (Cost $634,229)		634,228

Short-Term Securities Held As Collateral For Securities Lending—12.5%
	Pool of various securities for the Huntington Funds	19,116,874

Total Short-Term Securities Held As Collateral For Securities Lending (Cost $19,116,874)		19,116,874

Total Investments (Cost $164,356,693) — 112.4%		172,300,006

Liabilities in Excess of Other Assets — (12.4)%		(19,010,342)

Net Assets — 100.0%		$153,289,664

(a)	All or part of the security was on loan as of March 31, 2008.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of March 31, 2008.
*	Non-income producing security.
ADR	American Depositary Receipt
PLC	Public Liability Co.

See Notes to Portfolio of Investments.

Huntington International Equity Fund
Portfolio of Investments
March 31, 2008 (unaudited)

Shares		Value
Common Stocks—80.7%
Canada— 1.6%
Energy— 1.6%
70,000	EnCana Corp.	$5,302,500

Finland— 1.8%
Telecommunications— 1.8%
194,000	Nokia Oyj	6,137,244

France— 7.5%
Consumer Discretionary— 1.8%
156,000	Vivendi	6,095,001

Energy— 2.3%
103,140	Total SA	7,658,935

Financials— 1.9%
174,900	AXA ADR	6,315,639

Utilities— 1.5%
79,800	Suez SA ADR	5,256,442

		25,326,017

Germany— 5.1%
Health Care— 1.7%
76,300	Stada Arzneimittel AG	5,556,252

Technology— 1.5%
104,400	SAP AG ADR	5,174,926

Utilities— 1.9%
100,000	E.ON AG ADR	6,236,920

		16,968,098

Ireland— 2.3%
Consumer Staples— 1.0%
103,300	Kerry Group PLC	3,236,941

Financials— 1.3%
335,000	Anglo Irish Bank Corp. PLC	4,468,641

		7,705,582

Italy— 1.0%
Industrials— 1.0%
96,000	Finmeccanica SPA	3,264,306

Japan— 19.0%
Consumer Discretionary— 5.2%
152,000	Honda Motor Co. Ltd	4,339,153
222,000	Matsushita Electric Industrial Co. Ltd.	4,811,559
16,150	Nintendo Co. Ltd.	8,329,420

		17,480,132

Consumer Staples— 4.1%
538,000	Ajinomoto Co., Inc.	5,452,338
113,600	Unicharm Corp.	8,309,693

		13,762,031

Financials— 1.4%
524,500	Mitsubishi UFJ Financial Group, Inc. ADR	4,563,150

Health Care— 1.4%
136,000	Eisai Co. Ltd.	4,639,775

Industrials— 3.2%
48,000	FANUC Ltd.	4,565,924
223,000	KOMATSU Ltd.	6,186,986

		10,752,910

Technology— 3.7%
148,500	Canon, Inc.	6,839,404
330,000	Sharp Corp.	5,609,272

		12,448,676

		63,646,674

Shares		Value
Common Stocks (Continued)
Mexico— 0.9%
Materials— 0.9%
116,604	Cemex S.A.B. de C.V. ADR	$3,045,696

Netherlands— 6.0%
Consumer Discretionary— 2.2%
191,000	Koninklijke (Royal) Phillips Electronics NV	7,322,940

Financials— 2.0%
147,012	ING Groep NV	5,504,799
30,000	ING Groep NV ADR	1,121,100

		6,625,899

Industrials— 1.8%
165,800	TNT NV ADR	6,158,577

		20,107,416

Netherlands Antilles— 2.0%
Energy— 2.0%
79,000	Schlumberger Ltd.	6,873,000

Norway— 1.5%
Telecommunications— 1.5%
271,000	Telenor ASA	5,190,755

Singapore— 3.8%
Industrials— 1.6%
746,000	Keppel Corp. Ltd.	5,366,906

Telecommunications— 2.2%
2,575,930	Singapore Telecommunications Ltd.	7,319,153

		12,686,059

Spain— 3.7%
Financials— 1.6%
240,700	Banco Bilbao Vizcaya Argentaria SA ADR	5,292,993

Telecommunications— 2.1%
249,384	Telefonica SA	7,164,963

		12,457,956

Sweden— 3.0%
Financials— 1.4%
162,600	Swedbank AB, Class A	4,557,727

Industrials— 1.6%
310,500	Sandvik AB	5,397,159

		9,954,886

Switzerland— 5.8%
Health Care— 2.6%
123,900	Novartis AG	6,351,606
12,000	Roche Holding AG	2,258,838

		8,610,444

Materials— 3.2%
183,100	Syngenta AG ADR	10,713,181

		19,323,625

United Kingdom— 15.7%
Consumer Discretionary— 2.0%
495,000	Pearson PLC	6,694,233

Consumer Staples— 5.4%
554,400	Cadbury Schweppes PLC ADR	6,089,346
520,000	Tate & Lyle PLC	5,572,203
872,284	Tesco PLC ADR	6,560,348

		18,221,897

Energy— 2.3%
338,000	BG Group PLC ADR	7,827,397

Shares		Value
Common Stocks (Continued)
United Kingdom (Continued)
Financials— 2.5%
240,000	Standard Chartered PLC	$8,201,139

Health Care— 0.5%
42,850	GlaxoSmithKline PLC ADR	1,818,125

Industrials— 1.5%
608,000	Rolls-Royce Group PLC	4,862,263

Utilities— 1.5%
177,100	Scottish & Southern Energy PLC	4,934,185

		52,559,239

Total Common Stocks (Cost $198,379,027)		270,549,053

Mutual Funds—4.0%
Exchange Traded Funds— 4.0%
165,000	iShares MSCI Hong Kong Index Fund	2,961,750
275,000	iShares MSCI Malaysia Index Fund	3,258,750
235,000	iShares MSCI Taiwan Index Fund	3,724,750
88,200	Morgan Stanley India Fund	3,341,898

Total Mutual Funds (Cost $11,944,582)		13,287,148

Repurchase Agreements—11.6%
38,843,000	State Street Bank, 1.150%, dated 3/31/08, due 4/1/08, repurchase price $38,844,241 (Fully collateralized by U.S. Treasury securities)	38,843,000

Total Repurchase Agreements (Cost $38,843,000)		38,843,000

Total Investments (Cost $249,166,609) — 96.3%		322,679,201

Other Assets in Excess of Liabilities — 3.7%		12,363,987

Net Assets — 100.0%		$335,043,188

ADR	American Depositary Receipt
PLC	Public Liability Co.

See Notes to Portfolio of Investments.

Huntington Macro 100 Fund
Portfolio of Investments
March 31, 2008 (unaudited)

Shares		Value
Common Stocks—98.0%
Consumer Discretionary— 15.2%
3,100	Apollo Group, Inc., Class A*	$133,920
9,000	AutoNation, Inc.*	134,730
14,000	eBay, Inc.*	417,760
4,100	Ecolab, Inc.	178,063
7,100	Family Dollar Stores, Inc.	138,450
3,200	Fortune Brands, Inc.	222,400
5,800	Hasbro, Inc.	161,820
3,500	International Flavors & Fragrances, Inc.	154,175
5,200	International Game Technology	209,092
8,500	Johnson Controls, Inc.	287,300
7,500	Liz Claiborne, Inc.	136,125
3,000	Meredith Corp.	114,750
11,100	Staples, Inc.	245,421
4,800	The Hershey Co.	180,816
7,300	The TJX Co., Inc.	241,411
200	The Washington Post Co., Class B	132,300
10,500	United Parcel Service, Inc., Class B	766,710
3,500	UST, Inc.	190,820
7,700	Yum! Brands, Inc.	286,517

		4,332,580

Consumer Staples— 11.1%
6,800	Avon Products, Inc.	268,872
6,100	Dean Foods Co.	122,549
4,600	Kellogg Co.	241,776
4,500	McCormick & Co., Inc.	166,365
21,400	Procter & Gamble Co.	1,499,498
6,200	SUPERVALU, Inc.	185,876
9,200	Sysco Corp.	266,984
3,200	The Clorox Co.	181,248
3,900	Wm. Wrigley Jr. Co.	245,076

		3,178,244

Energy— 14.3%
3,900	Apache Corp.	471,198
6,600	Chesapeake Energy Corp.	304,590
5,100	Devon Energy Corp.	532,083
2,800	Entergy Corp.	305,424
3,300	EOG Resources, Inc.	396,000
3,200	Integrys Energy Group, Inc.	149,248
8,300	Marathon Oil Corp.	378,480
3,200	Murphy Oil Corp.	262,848
3,000	Noble Energy, Inc.	218,400
5,700	PPL Corp.	261,744
5,000	Progress Energy, Inc.	208,500
3,200	Range Resources Corp.	203,040
6,200	XTO Energy, Inc.	383,532

		4,075,087

Financials— 20.6%
4,900	ACE Ltd.	269,794
6,100	AFLAC, Inc.	396,195
7,200	Allstate Corp.	346,032
33,300	Bank of America Corp.	1,262,403
4,600	Cincinnati Financial Corp.	174,984
9,300	H&R Block, Inc.	193,068
11,800	Hudson City Bancorp, Inc.	208,624
8,300	KeyCorp	182,185
6,900	Marshall & Ilsley Corp.	160,080
6,500	Paychex, Inc.	222,690
12,300	Progressive Corp.	197,661
3,300	Safeco Corp.	144,804
5,000	SunTrust Banks, Inc.	275,700
2,800	Torchmark Corp.	168,308
Shares		Value
Common Stocks (Continued)
Financials (Continued)
18,200	U.S. Bancorp	$588,952
20,100	Wachovia Corp.	542,700
11,900	Western Union Co.	253,113
4,900	XL Capital Ltd., Class A	144,795
3,300	Zions Bancorp	150,315

		5,882,403

Health Care— 13.3%
6,600	Aetna, Inc.	277,794
3,400	Becton, Dickinson & Co.	291,890
2,200	C.R. Bard, Inc.	212,080
10,600	Gilead Sciences, Inc.*	546,218
22,400	Johnson & Johnson	1,453,088
11,900	Mylan Laboratories, Inc.	138,040
4,600	Patterson Cos., Inc.*	166,980
3,300	Sigma-Aldrich Corp.	196,845
3,800	Stryker Corp.	247,190
3,600	Zimmer Holdings, Inc.*	280,296

		3,810,421

Industrials— 8.3%
7,400	3M Co.	585,710
13,900	Allied Waste Industries, Inc.*	150,259
4,000	Fedex Corp.	370,680
2,500	Jacobs Engineering Group, Inc.*	183,975
9,400	Masco Corp.	186,402
4,100	Pall Corp.	143,787
5,200	Pitney Bowes, Inc.	182,104
2,600	Ryder System, Inc.	158,366
2,400	The Black & Decker Corp.	158,640
7,800	Waste Management, Inc.	261,768

		2,381,691

Materials— 2.3%
3,500	Ball Corp.	160,790
5,600	Pactiv Corp.*	146,776
4,200	Praxair, Inc.	353,766

		661,332

Technology— 10.4%
3,200	Affiliated Computer Services, Inc.*	160,352
5,400	BMC Software, Inc.*	175,608
6,300	Cognizant Technology Solutions Corp., Class A*	181,629
25,100	Dell, Inc.*	499,992
5,200	Electronic Arts, Inc.*	259,584
3,700	Fiserv, Inc.*	177,933
4,000	Genzyme Corp.*	298,160
7,200	Intuit, Inc.*	194,472
10,200	Jabil Circuit, Inc.	96,492
4,500	Lexmark International, Inc.*	138,240
6,600	SanDisk Corp.*	148,962
14,300	Symantec Corp.*	237,666
7,000	Total System Services, Inc.	165,620
16,000	Xerox Corp.	239,520

		2,974,230

Telecommunications— 0.6%
14,400	Windstream Corp.	172,080

Utilities— 1.9%
5,200	Consolidated Edison, Inc.	206,440
9,700	Southern Co.	345,417

		551,857

Shares		Value
Common Stocks (Continued)

Total Common Stocks (Cost $28,759,228)		$28,019,925

Cash Equivalents—1.9%
532,560	Huntington Money Market Fund, Interfund Shares, 1.94% (a)(b)	532,560

Total Cash Equivalents (Cost $532,560)		532,560

Total Investments (Cost $29,291,788) — 99.9%		28,552,485

Other Assets in Excess of Liabilities — 0.1%		21,211

Net Assets — 100.0%		$28,573,696

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of March 31, 2008.
*	Non-income producing security.

See Notes to Portfolio of Investments.

Huntington Mid Corp America Fund
Portfolio of Investments
March 31, 2008 (unaudited)

Shares		Value
Common Stocks—97.6%
Consumer Discretionary— 8.1%
19,500	Abercrombie & Fitch Co., Class A (a)	$1,426,230
30,900	AnnTaylor Stores Corp. *(a)	747,162
32,400	BorgWarner, Inc.	1,394,172
30,934	Fidelity National Title Group, Inc., Class A	567,020
19,200	Hanover Insurance Group, Inc.	789,888
23,000	Liz Claiborne, Inc. (a)	417,450
40,000	Nordstrom, Inc.	1,304,000
5,000	Polo Ralph Lauren Corp. (a)	291,450
12,000	Republic Services, Inc., Class A	350,880
37,200	Royal Caribbean Cruises Ltd. (a)	1,223,880
27,500	Sonic Automotives, Inc.	565,125
14,700	The Stanley Works	700,014
10,000	UniFirst Corp.	370,900
10,600	Whirlpool Corp. (a)	919,868
8,000	Wolverine World Wide, Inc.	232,080
31,800	Zales Corp. *(a)	628,368

		11,928,487

Consumer Staples— 3.2%
32,000	Church & Dwight Co., Inc. (a)	1,735,680
20,000	Constellation Brands, Inc. *	353,400
20,700	Ralcorp Holding, Inc. *	1,203,705
18,900	Smithfield Foods, Inc. *	486,864
31,400	SUPERVALU, Inc.	941,372

		4,721,021

Energy— 10.6%
4,500	Baker Hughes, Inc.	308,250
62,700	Chesapeake Energy Corp. (a)	2,893,605
11,300	Forest Oil Corp. *	553,248
29,200	Helmerich & Payne, Inc. (a)	1,368,604
9,145	Mariner Energy, Inc. *	247,006
20,800	Murphy Oil Corp.	1,708,512
27,900	National Fuel Gas Co.	1,317,159
48,300	Noble Energy, Inc.	3,516,240
6,000	Smith International, Inc.	385,380
66,200	Spectra Energy Corp.	1,506,050
15,000	Unit Corp. *	849,750
12,600	Weatherford International, Inc. *	913,122

		15,566,926

Financials— 11.2%
14,600	AMCORE Financial, Inc.	297,110
26,200	AmeriCredit Corp. *(a)	263,834
21,200	BancorpSouth, Inc.	490,992
18,818	BOK Financial Corp.	982,864
10,700	Cincinnati Financial Corp.	407,028
26,900	City National Corp. (a)	1,330,474
24,200	First American Financial Corp.	821,348
17,000	FirstMerit Corp.	351,220
7,372	Fulton Financial Corp.	90,602
30,700	Genworth Financial, Inc.	695,048
20,000	Legg Mason, Inc.	1,119,600
28,870	Lincoln National Corp.	1,501,240
13,300	M&T Bank Corp.	1,070,384
22,100	Nationwide Financial Services, Inc.	1,044,888
62,250	Old Republic International Corp.	803,648
30,900	Protective Life Corp.	1,253,304
22,240	T. Rowe Price Group, Inc.	1,112,000
32,800	TCF Financial Corp.	587,776
26,700	Torchmark Corp.	1,604,937
21,000	Wilmington Trust Corp.	653,100

		16,481,397

Shares		Value
Common Stocks (Continued)
Health Care— 14.7%
14,500	Aetna, Inc.	$610,305
50,000	AmerisourceBergen Corp.	2,049,000
26,100	Barr Laboratories, Inc. *	1,260,891
12,430	Biogen Idec, Inc. *(a)	766,807
8,300	Cephalon, Inc. *	534,520
38,775	Coventry Health Care, Inc. *	1,564,571
8,000	Dentsply International, Inc.	308,800
30,970	Humana, Inc. *	1,389,314
27,800	Invitrogen Corp. *	2,376,066
29,800	Lincare Holdings, Inc. *	837,678
76,300	Mylan Laboratories, Inc. (a)	885,080
22,200	Owens & Minor, Inc.	873,348
36,000	Pediatrix Medical Group, Inc. *	2,426,400
16,000	Quest Diagnostics, Inc.	724,320
73,156	Thermo Fisher Scientific, Inc. *(a)	4,158,187
20,200	WellCare Health Plans, Inc. *(a)	786,790

		21,552,077

Industrials— 18.7%
10,200	Alliant Techsystems, Inc. *	1,056,006
47,200	Cooper Industries Ltd., Class A (a)	1,895,080
34,400	Cummins, Inc.	1,610,608
27,000	Eastman Chemical Co.	1,686,150
16,000	Elbit Systems Ltd.	887,200
3,000	G&K Services, Inc., Class A	106,830
26,690	ITT Corp.	1,382,809
54,000	Kennametal, Inc.	1,589,220
39,000	L-3 Communications Holdings, Inc.	4,264,260
19,500	Mohawk Industries, Inc. *(a)	1,396,395
6,000	Oshkosh Corp.	217,680
33,800	Pall Corp.	1,185,366
23,400	Parker Hannifin Corp.	1,620,918
20,100	Precision Castparts Corp.	2,051,808
7,000	R.R. Donnelley & Sons Co.	212,170
3,000	Rockwell International Corp.	172,260
21,000	Ryder System, Inc.	1,279,110
16,000	Stericycle, Inc. *	824,000
21,500	Teleflex, Inc.	1,025,765
20,000	Textron, Inc.	1,108,400
30,500	Thomas & Betts Corp. *	1,109,285
40,000	Wyndham Worldwide Corp.	827,200

		27,508,520

Materials— 9.0%
41,400	Albemarle Corp.	1,511,928
44,400	AptarGroup, Inc.	1,728,492
6,000	Ball Corp.	275,640
6,200	Bemis Co., Inc.	157,666
8,000	Cymer, Inc. *	208,320
29,300	Cytec Industries, Inc.	1,577,805
27,000	FMC Corp.	1,498,230
18,800	Lubrizol Corp.	1,043,588
3,000	Minerals Technologies, Inc.	188,400
18,300	Pactiv Corp. *	479,643
12,280	PPG Industries, Inc.	743,063
20,000	Quanex Corp.	1,034,800
20,900	RPM International, Inc.	437,646
6,000	Schnitzer Steel Industries, Inc.	426,120
5,000	Texas Industries, Inc. (a)	300,550
10,000	The Scotts Co.	324,200
43,400	Trimble Navigation Ltd. *(a)	1,240,806

		13,176,897

Shares		Value
Common Stocks (Continued)
Real Estate Investment Trusts— 0.0%
3,673	Host Hotels & Resorts, Inc. (a)	58,474

Technology— 15.5%
125,333	Activision, Inc. *(a)	$3,422,844
11,000	Amdocs Ltd. *	311,960
48,000	Arris Group, Inc. *(a)	279,360
44,180	Autodesk, Inc. *(a)	1,390,786
15,100	Avocent Corp. *	255,190
8,925	Benchmark Electronics, Inc. *	160,204
41,870	Broadcom Corp., Class A *	806,835
24,310	Cypress Semiconductor Corp. *(a)	573,959
15,570	Electronic Arts, Inc. *	777,254
19,196	Fidelity National Information Services, Inc.	732,135
3,000	Fiserv, Inc. *	144,270
28,430	FLIR Systems, Inc. *	855,459
40,000	Forrester Research, Inc. *	1,063,200
3,000	Genzyme Corp. *	223,620
33,000	Harris Corp.	1,601,490
24,400	Imation Corp.	554,856
35,400	Integrated Device Technology, Inc. *	316,122
12,400	International Rectifier Corp. *	266,600
12,000	Intersil Corp., Class A	308,040
10,000	Intuit, Inc. *	270,100
29,000	JDA Software Group, Inc. *	529,250
16,100	KLA-Tencor Corp.	597,310
24,400	Lam Research Corp. *	932,568
11,000	MEMC Electronic Materials, Inc. *	779,900
11,000	Molex, Inc.	254,760
30,800	NCR Corp. *	703,164
37,140	NVIDIA Corp. *(a)	735,001
50,000	ON Semiconductor Corp. *	284,000
17,200	Progress Software Corp. *	514,624
38,200	SanDisk Corp. *	862,174
32,000	Sybase, Inc. *	841,600
30,800	Teradata Corp. *	679,448
29,250	Varian Semiconductor Equipment Associates, Inc. *	823,388

		22,851,471

Telecommunications— 0.7%
12,000	CenturyTel, Inc.	398,880
50,000	Sycamore Networks, Inc. *	183,000
9,000	Telus Corp.	376,650

		958,530

Utilities— 5.9%
12,000	AGL Resources, Inc.	411,840
9,766	Allete, Inc.	377,163
15,500	Atmos Energy Corp.	395,250
8,000	Constellation Energy Group, Inc.	706,160
34,800	Energy East Corp.	839,376
60,750	MDU Resources Group, Inc.	1,491,412
14,250	New Jersey Resources Corp.	442,463
71,000	Questar Corp.	4,015,760

		8,679,424

Total Common Stocks (Cost $94,353,227)		143,483,224

Principal Amount		Value
Cash Equivalents—2.4%
3,526,706	Huntington Money Market Fund, Interfund Shares, 1.94% (b)(c)	3,526,706

Total Cash Equivalents (Cost $3,526,706)		3,526,706

Short-Term Securities Held As Collateral For Securities Lending—19.2%
	Pool of various securities for the Huntington Funds	$28,133,136

Total Short-Term Securities Held As Collateral For Securities Lending (Cost $28,133,136)		28,133,136

Total Investments (Cost $126,013,069) — 119.2%		175,143,066

Liabilities in Excess of Other Assets — (19.2)%		(28,149,513)

Net Assets — 100.0%		$146,993,553

(a)	All or part of the security was on loan as of March 31, 2008.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of March 31, 2008.
*	Non-income producing security.

See Notes to Portfolio of Investments.

Huntington New Economy Fund
Portfolio of Investments
March 31, 2008 (unaudited)

Shares		Value
Common Stocks—93.4%
Consumer Discretionary— 8.8%
16,300	Aeropostale, Inc. *	$441,893
18,000	Amerigon, Inc. *	266,400
20,400	Big Lots, Inc. *	454,920
12,500	CBRL Group, Inc.	447,125
30,000	GameStop Corp. *	1,551,300
20,000	Garmin Ltd. (a)	1,080,200
37,600	Guess?, Inc.	1,521,672
13,900	LIFE TIME FITNESS, Inc. *	433,819
20,000	Nintendo Co. Ltd. ADR *	1,291,004
11,100	The Gymboree Corp. *	442,668
20,000	Tiffany & Co.	836,800

		8,767,801

Consumer Staples— 8.1%
45,600	Cosan Ltd., Class A *	561,792
86,200	Dean Foods Co.	1,731,758
25,800	Loews Corp. - Carolina Group	1,871,790
44,000	Molson Coors Brewing Co., Class B	2,313,080
27,640	Reynolds American, Inc.	1,631,589

		8,110,009

Energy— 6.9%
22,200	Alpha Natural Resources, Inc. *	964,368
20,000	CONSOL Energy, Inc. (a)	1,383,800
9,000	National Oilwell Varco, Inc. *(a)	525,420
10,000	Oceaneering International, Inc. *	630,000
57,200	The Williams Cos., Inc.	1,886,456
20,000	Ultra Petroleum Corp. *	1,550,000

		6,940,044

Financials— 5.2%
40,000	BB&T Corp.	1,282,400
15,900	Franklin Resources, Inc.	1,542,141
38,900	Hudson City Bancorp, Inc.	687,752
48,800	Willis Group Holdings Ltd.	1,640,168

		5,152,461

Health Care— 17.4%
18,500	Baxter International, Inc.	1,069,670
6,100	Becton, Dickinson & Co.	523,685
30,000	BioMarin Pharmaceutical, Inc. *(a)	1,061,100
23,700	Celgene Corp. *	1,452,573
15,900	Express Scripts, Inc. *	1,022,688
15,000	ICON PLC ADR *	973,350
6,900	Intuitive Surgical, Inc. *(a)	2,238,015
17,000	Inverness Medical Innovations, Inc. *	511,700
10,300	Laboratory Corp. of America Holdings *	758,904
20,800	Onyx Pharmaceuticals, Inc. *	603,824
31,000	Pediatrix Medical Group, Inc. *	2,089,400
30,000	Perrigo Co. (a)	1,131,900
40,000	Quidel Corp. *	642,400
27,400	Stryker Corp.	1,782,370
12,700	Thermo Fisher Scientific, Inc. *(a)	721,868
21,500	WellCare Health Plans, Inc. *(a)	837,425

		17,420,872

Industrials— 12.8%
32,000	Aegean Marine Petroleum Network, Inc.	1,094,720
13,230	Ameron International Corp.	1,237,402
23,400	Chicago Bridge & Iron Co. N.V.	918,216
16,200	Cummins, Inc.	758,484
17,500	GulfMark Offshore, Inc. *	957,600
4,000	L-3 Communications Holdings, Inc.	437,360
40,800	Manitowoc Co.	1,664,640
Shares		Value
Common Stocks (Continued)
Industrials (Continued)
32,772	PACCAR, Inc.	$1,474,740
39,900	Robbins & Myers, Inc.	1,302,735
20,000	Stericycle, Inc. *	1,030,000
121,500	Stillwater Mining Co. *	1,879,605

		12,755,502

Materials— 3.5%
9,500	CF Industries Holdings, Inc. (a)	984,390
9,200	Monsanto Co.	1,025,800
56,000	North American Palladium Ltd. *(a)	305,760
34,100	Terra Industries, Inc. *	1,211,573

		3,527,523

Real Estate Investment Trusts— 2.2%
52,600	Digital Reality Trust, Inc.	1,867,300
7,700	Ventas, Inc.	345,807

		2,213,107

Technology— 24.8%
75,800	Activision, Inc. *(a)	2,070,098
10,000	Apple Computer, Inc. *(a)	1,435,000
35,555	ASML Holding NV *(a)	882,120
35,900	Atheros Communications, Inc. *(a)	748,156
100,000	AU Optronics Corp. ADR	1,719,000
40,000	Cypress Semiconductor Corp. *(a)	944,400
20,000	Electronic Arts, Inc. *	998,400
50,000	EMC Corp. *	717,000
10,200	First Solar, Inc. *	2,357,628
2,300	Google, Inc., Class A *(a)	1,013,081
30,000	Immersion Corp. *	213,300
46,600	Juniper Networks, Inc. *	1,165,000
89,000	Marvell Technology Group Ltd. *	968,320
35,900	MEMC Electronic Materials, Inc. *	2,545,310
124,300	Micron Technology, Inc. *	742,071
90,750	NVIDIA Corp. *(a)	1,795,942
15,000	Research In Motion Ltd. *(a)	1,683,450
33,100	SanDisk Corp. *	747,067
5,000	SunPower Corp., Class A *(a)	372,550
10,000	VMware, Inc., Class A *(a)	428,200
40,000	Wright Express Corp. *	1,229,200

		24,775,293

Telecommunications— 1.4%
20,000	EMS Technologies, Inc. *	542,800
61,500	Premiere Global Services, Inc. *	881,910

		1,424,710

Utilities— 2.3%
17,400	FirstEnergy Corp. (a)	1,193,988
25,599	ONEOK, Inc.	1,142,484

		2,336,472

Total Common Stocks (Cost $94,235,534)		93,423,794

Cash Equivalent—7.3%
7,282,911	Huntington Money Market Fund, Interfund Shares, 1.94% (b)(c)	7,282,911

Total Cash Equivalents (Cost $7,282,911)		7,282,911

Short-Term Securities Held As Collateral For Securities Lending—23.6%
	Pool of various securities for the Huntington Funds	23,546,741

Short-Term Securities Held As Collateral For Securities Lending (Continued)
Total Short-Term Securities Held As Collateral For Securities Lending (Cost $23,546,741)		23,546,741

Total Investments (Cost $125,065,186) — 124.3%		124,253,446

Liabilities in Excess of Other Assets — (24.3)%		(24,274,800)

Net Assets — 100.0%		$99,978,646

(a)	All or part of the security was on loan as of March 31, 2008.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of March 31, 2008.
*	Non-income producing security.
ADR	American Depositary Receipt
PLC	Public Liability Co.

See Notes to Portfolio of Investments.

Huntington Real Strategies Fund
Portfolio of Investments
March 31, 2008 (unaudited)

Shares		Value
Common Stocks—80.0%
Consumer Discretionary— 0.9%
8,000	DryShips, Inc.	$479,280

Consumer Staples— 6.2%
9,000	Bunge Ltd. (a)	781,920
100,000	Cosan Ltd., Class A *	1,232,000
30,000	Dean Foods Co.	602,700
20,000	Tate & Lyle PLC ADR	858,608

		3,475,228

Energy— 22.6%
10,000	Canadian Natural Resources Ltd. ADR	682,600
3,000	Chevron Texaco Corp.	256,080
18,000	CONSOL Energy, Inc.	1,245,420
3,000	Devon Energy Corp.	312,990
10,000	EnCana Corp.	757,500
6,000	Endesa SA	314,648
6,000	Enel SPA ADR	319,447
10,000	ENI SPA	681,100
6,000	EOG Resources, Inc.	720,000
21,000	National Oilwell Varco, Inc. *(a)	1,225,980
17,500	Noble Corp.	869,225
9,000	Petroleo Brasileiro SA ADR	918,990
7,000	Rowan Cos., Inc.	288,260
15,000	Sasol Ltd. ADR	725,850
27,000	Spectra Energy Corp.	614,250
10,346	StatoilHydro ASA ADR	309,035
10,000	Tesoro Corp.	300,000
5,000	Tractebel Energia SA ADR	315,985
5,098	Transocean, Inc. *	689,250
9,000	Ultra Petroleum Corp. *	697,500
7,000	Valero Energy Corp.	343,770

		12,587,880

Financials— 0.5%
10,000	Brookfield Asset Management, Inc.	268,300

Industrials— 20.5%
20,000	Aegean Marine Petroleum Network, Inc.	684,200
21,200	AGCO Corp. *	1,269,456
25,000	Atlas Copco AB ADR *	427,913
6,000	Bucyrus International, Inc. (a)	609,900
8,000	Canadian National Railway Co.	386,560
20,000	Chicago Bridge & Iron Co. N.V.	784,800
9,000	Deere & Co.	723,960
3,000	Fluor Corp. (a)	423,480
6,000	Foster Wheeler Ltd. *	339,720
10,000	General Cable Corp. *	590,700
10,000	GulfMark Offshore, Inc. *	547,200
15,000	KBR, Inc.	415,950
12,000	Kennametal, Inc.	353,160
10,000	Manitowoc Co.	408,000
10,500	PACCAR, Inc.	472,500
3,500	POSCO ADR	416,430
33,000	Robbins & Myers, Inc.	1,077,450
20,000	Stillwater Mining Co. *(a)	309,400
21,000	Yara International ASA ADR	1,217,002

		11,457,781

Materials— 19.1%
4,000	Allegheny Technologies, Inc.	285,440
14,917	Anglo American PLC ADR	444,079
2,800	Anglo Platinum Ltd. ADR	410,016
15,000	Barrick Gold Corp.	651,750
4,500	BASF, AG ADR	610,658
Shares		Value
Common Stocks (Continued)
Materials (Continued)
10,000	BHP Billiton Ltd. ADR	$658,500
5,000	Century Aluminum Co. *	331,200
30,000	Companhia Vale do Rio Doce ADR	1,039,200
10,000	CRH PLC ADR	383,500
5,000	Enbridge Energy Partners LP	237,750
2,500	Freeport-McMoran Copper & Gold, Inc., Class B	240,550
12,000	Harsco Corp.	664,560
47,000	Highveld Steel & Vanadium Corp. Ltd. *(a)	922,610
18,000	Impala Platinum Holdings Ltd. ADR	693,288
3,750	Monsanto Co.	418,125
27,000	Norsk Hydro ASA ADR	394,235
10,000	Patriot Coal Corp. *	469,700
4,000	Peabody Energy Corp.	204,000
3,000	Potash Corp. of Saskatchewan, Inc.	465,630
4,000	Terra Nitrogen Co., LP (a)	446,200
5,000	The Mosaic Co. *	513,000
60,000	Uranium Energy Corp. *	168,600

		10,652,591

Real Estate Investment Trusts— 6.8%
16,000	American Campus Communities, Inc.	437,760
6,000	Avalonbay Communities, Inc. (a)	579,120
6,000	Boston Properties, Inc. (a)	552,420
20,000	Duke Realty Corp.	456,200
15,000	General Growth Properties, Inc. (a)	572,550
20,000	LaSalle Hotel Properties	574,600
7,000	Vornado Realty Trust	603,470

		3,776,120

Technology— 1.9%
10,000	MEMC Electronic Materials, Inc. *	709,000
5,000	SunPower Corp., Class A *	372,550

		1,081,550

Utilities— 1.5%
15,000	Questar Corp.	848,400

Total Common Stocks (Cost $44,109,191)		44,627,130

Mutual Funds—5.2%
Exchange Traded Funds— 5.2%
3,000	Oil Service HOLDRs Trust (a)	530,400
15,000	Powershares DB Agriculture Fund	544,500
30,000	PowerShares DB Silver Fund	954,000
10,000	StreetTRACKS Gold Trust (a)	903,800

Total Mutual Funds (Cost $2,631,151)		2,932,700

Cash Equivalents—15.4%
8,567,986	Huntington Money Market Fund, Interfund Shares, 1.94% (b)(c)	8,567,986

Total Cash Equivalents (Cost $8,567,986)		8,567,986

Short-Term Securities Held As Collateral For Securities Lending—9.1%
	Pool of various securities for the Huntington Funds	5,063,360

Total Short-Term Securities Held As Collateral For Securities Lending (Cost $5,063,360)		5,063,360

Total Investments (Cost $60,371,688) — 109.7%		61,191,176

Liabilities in Excess of Other Assets — (9.7)%		(5,430,077)

Net Assets — 100.0%		$55,761,099

(a)	All or part of the security was on loan as of March 31, 2008.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of March 31, 2008.
*	Non-income producing security.
ADR	American Depositary Receipt
LP	Limited Partnership
PLC	Public Liability Co.
See Notes to Portfolio of Investments.

Huntington Rotating Markets Fund
Portfolio of Investments
March 31, 2008 (unaudited)

Shares		Value
Mutual Funds—95.6%
Exchange Traded Funds— 95.6%
75,456	DIAMONDS Trust Series I(a)	$9,241,096
28,622	iShares Dow Jones U.S. Basic Materials Sector Index Fund	2,124,325
11,419	iShares Dow Jones U.S. Financial Sector Index Fund(a)	932,361
19,230	iShares Dow Jones U.S. Industrial Sector Index Fund	1,316,294
21,699	iShares Dow Jones U.S. Utilities Sector Index Fund	1,995,657
20,855	iShares Morningstar Large Core Index Fund	1,554,115
75,368	iShares Russell 1000 Growth Index Fund	4,103,034
62,513	iShares Russell 1000 Index Fund(a)	4,499,686
57,292	iShares S&P 500 Value Index Fund(a)	3,968,044
136,831	PowerShares Dynamic Large Cap Value Portfolio	2,521,795
7,173	S&P Depositary Receipt(a)	944,684
20,287	Vanguard Consumer Discretionary(a)	995,077
30,794	Vanguard Consumer Staples	2,120,783
26,100	Vanguard Energy	2,777,040
35,865	Vanguard Heath Care	1,924,516
128,364	Vanguard Large Cap	7,633,807

Total Mutual Funds (Cost $48,216,253)		48,652,314

Cash Equivalents—4.6%
2,325,617	Huntington Money Market Fund, Interfund Shares, 1.94% (b)(c)	2,325,617

Total Cash Equivalents (Cost $2,325,617)		2,325,617

Short-Term Securities Held As Collateral For Securities Lending—32.4%
	Pool of various securities for the Huntington Funds	16,521,888

Total Short-Term Securities Held As Collateral For Securities Lending (Cost $16,521,888)		16,521,888

Total Investments (Cost $67,063,758) — 132.6%		67,499,819

Liabilities in Excess of Other Assets — (32.6)%		(16,581,483)

Net Assets — 100.0%		$50,918,336

(a)		All or part of the security was on loan as of March 31, 2008.
(b)		Investment in affiliate.
(c)		Rate disclosed is the seven day yield as of March 31, 2008.

See Notes to Portfolio of Investments.

Huntington Situs Fund
Portfolio of Investments
March 31, 2008 (unaudited)

Shares		Value
Common Stocks—97.5%
Brazil— 0.7%
Consumer Discretionary— 0.7%
19,800	Companhia Brasileira de Distribuicao Grupo Pao de Acucar (a)	$810,612

Chile— 0.5%
Materials— 0.5%
24,000	Sociedad Quimica Y Minera De Chile ADR	561,120

Denmark— 0.9%
Energy— 0.4%
3,900	Vestas Wind Systems A/S *	426,103

Health Care— 0.5%
6,800	Novozymes A/S, Class B	636,402

		1,062,505

Finland— 1.5%
Industrials— 1.5%
17,600	Cargotec Corp., Class B	863,788
25,400	Kone Oyj, Class B	1,042,111

		1,905,899

Germany— 1.9%
Consumer Staples— 1.0%
13,200	Douglas Holding AG	715,355
7,734	Fielmann AG	477,003

		1,192,358

Health Care— 0.9%
15,800	Stada Arzneimittel AG	1,150,574

		2,342,932

Hong Kong— 0.7%
Consumer Discretionary— 0.7%
168,500	Television Broadcasts, Ltd.	902,864

Ireland— 0.9%
Consumer Staples— 0.9%
36,800	Kerry Group PLC	1,153,141

Italy— 0.5%
Energy— 0.5%
15,000	Saipem SPA	607,132

Japan— 1.1%
Consumer Discretionary— 0.0%(b)
90	Hokuto Corp.	1,595

Health Care— 0.5%
10,900	Terumo Corp.	568,733

Industrials— 0.1%
13,600	Sato Corp.	173,446

Technology— 0.5%
65,000	Furuno Electric Co., Ltd.	632,651

		1,376,425

Singapore— 0.7%
Consumer Staples— 0.7%
94,000	Asia Pacific Breweries Ltd.	915,341

Spain— 0.8%
Technology— 0.8%
23,000	Prosegur Compania de Seguridad SA	964,702

Sweden— 0.6%
Consumer Discretionary— 0.6%
43,800	Haldex AB	772,399

Switzerland— 0.6%
Consumer Staples— 0.6%
22	Lindt & Spruengli AG	779,605

Shares		Value
Common Stocks (Continued)
United Kingdom— 0.9%
Consumer Staples— 0.3%
31,188	Bunzl PLC	$439,106

Technology— 0.6%
179,000	Halma PLC	688,216

		1,127,322

United States— 85.2%
Consumer Discretionary— 12.9%
40,000	AnnTaylor Stores Corp. *(a)	967,200
49,900	Audiovox Corp., Class A *	532,932
54,050	Brunswick Corp.	863,178
50,000	Cabela's, Inc., Class A *(a)	708,000
10,500	Columbia Sportswear Co. (a)	462,315
20,000	Ennis, Inc.	335,600
17,050	Fossil, Inc. *	520,707
40,000	Gander Mountain Co. *(a)	243,200
40,000	Garmin Ltd. (a)	2,160,400
10,000	Hilb, Rogal & Hobbs Co.	314,700
30,000	Jakks Pacific, Inc. *	827,100
5,362	MDC Holdings, Inc.	234,802
25,000	Movado Group, Inc.	487,250
14,200	Polo Ralph Lauren Corp.	827,718
23,850	Rent-A-Center, Inc. *	437,648
87,000	ScanSource, Inc. *	3,148,530
25,000	Skechers USA, Inc. *	505,250
28,000	Speedway Motorsports, Inc.	701,960
7,200	Thor Industries, Inc. (a)	214,344
45,600	Urban Outfitters, Inc. *	1,429,560
21,900	West Marine, Inc. *	152,643

		16,075,037

Consumer Staples— 2.5%
47,977	Fresh Del Monte Produce, Inc. *	1,746,363
40,500	Performance Food Group Co. *	1,323,540

		3,069,903

Energy— 10.5%
30,000	Alliance Resource Partners LP (a)	1,050,000
15,000	Atwood Oceanics, Inc. *	1,375,800
21,700	Carbo Ceramics, Inc. (a)	870,170
90,400	Denbury Resources, Inc. *	2,580,920
20,000	Dril-Quip, Inc. *	929,400
55,000	Headwaters, Inc. *	725,450
11,336	Helix Energy Solutions Group, Inc. *	357,084
1,463	Hugoton Royalty Trust	40,349
26,400	Newfield Exploration Co. *	1,395,240
27,000	Oceaneering International, Inc. *	1,701,000
15,000	Saint Mary Land & Exploration Co.	577,500
27,000	Swift Energy Co. *	1,214,730
15,000	TETRA Technologies, Inc. *	237,600

		13,055,243

Financials— 7.2%
37,600	Arch Capital Group, Ltd. *	2,581,992
35,000	Bank of Florida Corp. *(a)	354,900
40,204	BB&T Corp.	1,288,940
55,400	Colonial Bancgroup, Inc. (a)	533,502
47,300	Cullen/Frost Bankers, Inc.	2,508,792
20,000	Philadelphia Consolidated Holdings Corp. *	644,000
11,383	SCBT Financial Corp.	384,746
13,800	WSFS Financial Corp.	680,064

		8,976,936

Shares		Value
Common Stocks (Continued)
United States (Continued)
Health Care— 10.7%
20,000	Advanced Medical Optics, Inc. *(a)	$406,000
100,000	Albany Molecular Research *	1,214,000
30,500	Bio-Rad Laboratories, Inc., Class A *	2,712,975
49,600	Cerner Corp. *	1,849,088
43,700	Edwards LifeSciences Corp. *(a)	1,946,835
35,000	Kindred Healthcare, Inc. *(a)	765,450
20,000	Kinetic Concepts, Inc. *	924,600
20,000	Lincare Holdings, Inc. *	562,200
53,100	Mentor Corp. (a)	1,365,732
25,000	Millennium Pharmaceuticals, Inc. *	386,500
35,000	Osiris Therapeutics, Inc. *(a)	440,300
9,300	Par Pharmaceutical, Inc. *	161,727
12,810	PharMerica Corp. *	212,262
22,000	ViroPharma, Inc. *(a)	196,680
3,000	WellCare Health Plans, Inc. *(a)	116,850

		13,261,199

Industrials— 14.8%
30,000	Alliant Techsystems, Inc. *	3,105,900
20,000	American Woodmark Corp. (a)	411,200
40,000	BE Aerospace, Inc. *	1,398,000
16,900	CDI Corp.	423,345
20,000	Exlservice Holdings, Inc. *(a)	459,200
45,000	Jacobs Engineering Group, Inc. *	3,311,550
42,000	Overseas Shipholding Group, Inc. (a)	2,941,680
30,000	Precision Castparts Corp.	3,062,400
10,000	Ryder System, Inc.	609,100
22,700	The Timken Co.	674,644
10,000	Tidewater, Inc.	551,100
30,000	Universal Forest Products, Inc. (a)	966,000
28,750	Werner Enterprises, Inc.	533,600

		18,447,719

Materials— 11.6%
49,000	Albemarle Corp.	1,789,480
80,000	Ceradyne, Inc. *(a)	2,556,800
25,000	Commercial Metals Co.	749,250
10,000	Deckers Outdoor Corp. *(a)	1,078,200
12,400	Eagle Materials, Inc. (a)	440,820
15,850	Quanex Corp.	820,079
20,000	RTI International Metals, Inc. *	904,200
25,000	Texas Industries, Inc. (a)	1,502,750
33,000	The Scotts Co.	1,069,860
125,000	Trimble Navigation Ltd. *(a)	3,573,750

		14,485,189

Real Estate Investment Trusts— 2.3%
8,500	Camden Property Trust	426,700
20,800	CBL & Associates Properties, Inc.	489,424
15,000	Colonial Properties Trust	360,750
50,000	Equity One, Inc.	1,198,500
8,000	Healthcare Realty Trust, Inc.	209,200
20,900	HRPT Properties Trust	140,657

		2,825,231

Technology— 8.9%
27,900	ACI Worldwide, Inc. *(a)	555,768
32,000	Anixter International, Inc. *(a)	2,049,280
27,000	Black Box Corp.	832,950
20,000	Brocade Communications Systems, Inc. *	146,000
33,000	Compuware Corp. *	242,220
23,300	Hutchinson Technology, Inc. *(a)	370,703
39,150	Imation Corp.	890,271
Shares		Value
Common Stocks (Continued)
United States (Continued)
Technology (Continued)
60,600	Methode Electronics, Inc.	$708,414
35,000	NETGEAR, Inc. *	698,250
50,000	Red Hat, Inc. *	919,500
124,900	Standard Microsystems Corp. *	3,644,582

		11,057,938

Telecommunications— 1.5%
48,000	CommScope, Inc. *(a)	1,671,840
39,000	General Communication, Inc., Class A *	239,460

		1,911,300

Utilities— 2.3%
5,000	AGL Resources, Inc.	171,600
29,900	Hawaiian Electric Industries, Inc. (a)	713,713
10,100	Northwest Natural Gas Co.	438,744
60,500	UGI Corp.	1,507,660

		2,831,717

		105,997,412

Total Common Stocks (Cost $108,749,744)		121,279,411

Cash Equivalents—3.7%
4,563,866	Huntington Money Market Fund, Interfund Shares, 1.94% (c)(d)	4,563,866
Total Cash Equivalents (Cost $4,563,866)		4,563,866

Short-Term Securities Held As Collateral For Securities Lending—21.1%
	Pool of various securities for the Huntington Funds	26,190,138
Total Short-Term Securities Held As Collateral For Securities Lending (Cost $26,190,138)		26,190,138

Total Investments (Cost $139,503,748) — 122.3%		152,033,415

Liabilities in Excess of Other Assets — (22.3)%		(27,694,248)

Net Assets — 100.0%		$124,339,167

(a)	All or part of the security was on loan as of March 31, 2008.
(b)	Amount rounds to less than 0.05%.
(c)	Investment in affiliate.
(d)	Rate disclosed is the seven day yield as of March 31, 2008.
*	Non-income producing security.
ADR	American Depositary Receipt
LP	Limited Partnership
PLC	Public Liability Co.

See Notes to Portfolio of Investments.

Huntington Fixed Income Securities Fund
Portfolio of Investments
March 31, 2008 (unaudited)

Principal Amount		Value
U.S. Government Agencies—29.0%
Federal Home Loan Bank –— 18.7%
$7,000,000	5.000%, 12/11/09	$7,318,304
1,250,000	5.625%, 8/15/11	1,265,484
3,000,000	5.000%, 9/9/11	3,191,811
2,000,000	5.250%, 10/6/11	2,026,354
3,000,000	4.375%, 6/8/12	3,148,164
1,000,000	5.625%, 6/15/12	1,072,608
3,000,000	5.375%, 6/14/13	3,285,135
2,000,000	4.200%, 6/26/13	2,008,222
5,000,000	4.750%, 9/11/15	5,266,500
6,500,000	4.750%, 12/16/16	6,847,522

		35,430,104

Federal Home Loan Mortgage Corporation –— 8.7%
2,000,000	3.640%, 8/12/08	2,008,788
1,500,000	4.125%, 11/18/09	1,544,309
4,000,000	6.480%, 12/5/11	4,499,048
3,000,000	5.750%, 1/15/12	3,301,329
900,000	4.500%, 7/16/13	905,271
3,000,000	5.500%, 3/28/16	3,196,275
1,000,000	5.200%, 3/5/19(a)	1,017,693

		16,472,713

Federal National Mortgage Association —1.6%
3,000,000	4.600%, 12/14/12	3,084,642

Total U.S. Government Agencies (Cost $52,162,806)		54,987,459

Corporate Bonds—41.4%
Consumer Discretionary— 2.2%
2,000,000	Kraft Foods, Inc., 6.000%, 2/11/13	2,067,726
2,000,000	Union Pacific Corp., 5.650%, 5/1/17	1,995,686

		4,063,412

Energy— 2.1%
2,500,000	Bay State Gas Co., 9.200%, 6/6/11	2,879,877
1,000,000	Transocean, Inc., 6.000%, 3/15/18	1,028,625

		3,908,502

Financials— 17.5%
2,000,000	American General Finance Corp., 4.625%, 5/15/09	1,983,954
1,000,000	American International Group, Inc., 6.250%, 5/1/36	945,734
1,000,000	Citigroup, Inc., 7.250%, 10/1/10	1,059,335
1,000,000	First Tennessee Bank, 6.400%, 4/1/08	1,000,000
2,000,000	General Electric Capital Corp., 4.875%, 10/21/10	2,078,516
2,000,000	General Electric Capital Corp., 5.250%, 10/19/12	2,078,242
2,000,000	General Electric Global Insurance Holdings Corp., 7.500%, 6/15/10	2,149,696
2,000,000	HSBC Finance Corp., 5.625%, 6/15/20	1,939,034
1,000,000	Lincoln National Corp., 4.750%, 2/15/14	987,072
3,000,000	MBNA America Bank Corp. N.A., 7.125%, 11/15/12	3,325,932
1,000,000	Merrill Lynch & Co., Inc., 5.770%, 7/25/11	1,012,951
1,000,000	MetLife, Inc., 5.000%, 11/24/13	1,047,034
1,000,000	MetLife, Inc., 5.700%, 6/15/35	889,578
1,000,000	Morgan Stanley, 6.750%, 10/15/13	1,050,522
2,000,000	Nationwide Financial Services, Inc., 6.250%, 11/15/11	2,123,730
Principal Amount		Value
Corporate Bonds (Continued)
Financials (Continued)
$1,180,000	Protective Life Secured Trust, 4.000%, 10/7/09	$1,188,794
2,050,000	RenaissanceRe Holdings Ltd., 5.875%, 2/15/13	2,164,511
3,000,000	Wachovia Corp., 5.300%, 10/15/11	3,028,911
1,000,000	Washington Mutual Bank, 5.950%, 5/20/13	855,000
2,210,000	WFC Greater Bay Bancorp, 5.125%, 4/15/10	2,311,673

		33,220,219

Health Care— 2.6%
2,500,000	Genentech, Inc., 4.750%, 7/15/15	2,511,382
2,500,000	WellPoint, Inc., 4.250%, 12/15/09	2,495,910

		5,007,292

Industrials— 1.0%
2,000,000	Cintas Corp., 6.150%, 8/15/36	1,877,770

Materials— 1.4%
1,000,000	DuPont EI Nemour, 6.875%, 10/15/09	1,056,128
1,500,000	Hanson PLC, 7.875%, 9/27/10	1,625,900

		2,682,028

Real Estate Investment Trusts— 4.5%
2,000,000	Camden Property Trust, 4.375%, 1/15/10	1,952,496
1,500,000	CPG Partners LP, 3.500%, 3/15/09	1,485,006
2,000,000	Hospitality Properties Trust, 6.750%, 2/15/13	1,966,348
1,000,000	Kimco Realty Corp., 4.820%, 6/1/14	971,482
1,000,000	Mack-Cali Realty Corp., 7.750%, 2/15/11	1,048,011
1,000,000	Weingarten Realty Investors, 7.350%, 7/20/09	1,039,403

		8,462,746

Technology— 5.4%
2,000,000	Cisco Systems, Inc., 5.500%, 2/22/16	2,069,214
1,665,000	Emerson Electric Co., 5.125%, 12/1/16	1,681,703
2,000,000	Hewlett-Packard Co., 5.500%, 3/1/18	2,049,036
2,000,000	Oracle Corp., 5.250%, 1/15/16	1,998,970
2,460,000	Thermo Fisher Scientific, Inc., 7.625%, 10/30/08	2,520,583

		10,319,506

Telecommunications— 1.1%
2,000,000	Comcast Corp., 6.500%, 1/15/17	2,042,640

Utilities— 3.6%
1,000,000	American Electric Power, 5.375%, 3/15/10	1,023,148
1,000,000	Atlantic City Electric Co., 6.750%, 5/12/08	1,002,736
1,000,000	Cincinnati Gas & Electric Co., 6.400%, 4/1/08	1,000,000
1,000,000	Cinergy Global Resources, Inc., 6.200%, 11/3/08	1,015,268
1,000,000	Cleco Corp., 6.520%, 5/15/09	1,025,378
1,800,000	Gulf Power Co., 4.900%, 10/1/14	1,784,221

		6,850,751

		78,434,866

Principal Amount or Shares		Value
U.S. Treasury Obligations — 16.8%
U.S. Treasury Bonds –— 13.8%
$4,500,000	9.125%, 5/15/18(a)	$6,589,687
3,000,000	8.750%, 8/15/20	4,405,314
2,000,000	7.125%, 2/15/23	2,650,156
2,000,000	7.625%, 2/15/25	2,815,000
4,000,000	6.750%, 8/15/26(a)	5,247,188
1,500,000	5.250%, 11/15/28	1,688,087
2,500,000	5.375%, 2/15/31	2,891,405

		26,286,837

U.S. Treasury Notes —3.0%
4,500,000	6.125%, 8/15/29	5,634,491
Total U.S. Treasury Obligations (Cost $28,194,706)		31,921,328

Preferred Stocks—2.0%
Consumer Discretionary— 0.2%
10,000	Comcast Corp., 7.000%	245,700

Financials— 1.4%
10,000	ABN Amro Capital Funding Trust V, 5.900%	198,600
25,000	Citigroup Capital Trust VIII, 6.950%	546,250
10,000	General Electric Capital Corp., 6.100%	248,800
10,000	ING Groep NV, 6.125%	210,900
10,000	KeyCorp Capital VIII, 7.000%(a)	208,400
20,000	Merrill Lynch & Co. Capital Trust III, 7.000%	407,200
9,530	Prudential PLC, 6.500%	223,097
10,000	The Bank of New York, Inc. Capital V, 7.800%	214,500
18,000	Wells Fargo Capital Trust II, 7.000%	433,260

		2,691,007

Real Estate Investment Trusts— 0.4%
40,000	Public Storage, Series F, 6.450%	814,000

Total Preferred Stocks (Cost $3,981,399)		3,750,707

Certificates of Deposit—1.6%
Banks— 1.6%
3,000,000	Royal Bank of Canada NY, 5.290%, 2/2/09	3,048,051

Total Certificates of Deposit (Cost $3,001,228)		3,048,051

U.S. Government Mortgage Backed Agencies—5.2%
Federal Home Loan Mortgage Corporation –— 2.4%
265,636	Pool # 599630, 6.500%, 8/1/16	278,775
387,182	Pool # 254403, 6.000%, 8/1/17	399,624
3,684,200	Pool # J05518, 5.500%, 9/1/22	3,761,144

		4,439,543

Government National Mortgage Association –— 2.8%
6,743	Pool # 383488, 7.000%, 2/15/09	6,902
4,980,926	Pool # 683937, 6.000%, 2/15/23	5,142,547
184,603	Pool # 345128, 6.500%, 1/15/24	193,256
30,963	Pool # 372962, 7.000%, 3/15/24	33,161
60,544	Pool # 352982, 7.500%, 5/15/24	65,301

Principal Amount or Shares		Value
U.S. Government Mortgage Backed Agencies (Continued)
27,288	Pool # 373015, 8.000%, 6/15/24	$29,904

		5,471,071

Total U.S. Government Mortgage Backed Agencies (Continued) (Cost $9,873,493)		9,910,614

Cash Equivalents—3.0%
5,732,499	Huntington Money Market Fund, Interfund Shares, 1.94% (c)(d)	5,732,499

Total Cash Equivalents (Cost $5,732,499)		5,732,499

Short-Term Securities Held As Collateral For Securities Lending—5.5%
	Pool of various securities for the Huntington Funds	10,412,478

Total Short-Term Securities Held As Collateral For Securities Lending (Cost $10,412,478)		10,412,478

Total Investments (Cost $191,050,425) — 104.5%		198,198,002
Liabilities in Excess of Other Assets — (4.5)%		(8,479,130)

Net Assets — 100.0%		$189,718,872

(a)	All or a part of the security was on loan as of March 31, 2008.
(b)
Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)	Investment in affiliate.
(d)	Rate disclosed is the seven day yield as of March 31, 2008.
LP	Limited Partnership
PLC	Public Liability Co.

See Notes to Portfolio of Investments.

Huntington Intermediate Government Income Fund
Portfolio of Investments
March 31, 2008 (unaudited)

Principal Amount		Value
U.S. Government Agencies—52.0%
Federal Farm Credit Bank –— 9.9%
$1,000,000	5.750%, 1/18/11	$1,083,947
2,000,000	4.990%, 1/28/15	2,000,716
2,000,000	4.875%, 12/16/15	2,119,022
1,000,000	5.270%, 9/1/16	1,089,572
2,000,000	5.650%, 3/6/17	2,057,906
2,000,000	5.050%, 3/8/17	2,123,042
1,000,000	5.550%, 8/1/17	1,111,962

		11,586,167

Federal Home Loan Bank –— 21.8%
1,000,000	4.000%, 7/8/11	1,000,427
2,000,000	5.500%, 2/9/12	2,057,674
3,000,000	5.375%, 6/14/13	3,285,135
3,000,000	5.000%, 6/19/13	3,016,485
2,000,000	5.250%, 3/19/14	2,087,988
2,000,000	4.375%, 2/13/15	2,079,200
2,000,000	4.750%, 9/11/15	2,106,600
2,000,000	4.250%, 1/22/16	2,019,246
2,000,000	5.500%, 10/19/16	2,083,418
2,000,000	5.250%, 11/8/17	2,108,964
2,000,000	5.100%, 2/13/18	2,018,986
1,500,000	4.250%, 3/9/18	1,508,285

		25,372,408

Federal Home Loan Mortgage Corporation –— 14.0%
2,000,000	3.000%, 5/13/08	2,001,308
2,000,000	5.250%, 10/6/11	2,026,256
2,000,000	4.250%, 5/22/13	2,084,052
1,500,000	5.162%, 12/16/13	1,526,535
2,000,000	5.375%, 1/9/14	2,034,494
1,000,000	5.500%, 2/20/14	1,024,623
2,000,000	6.000%, 7/6/17	2,083,926
3,500,000	5.200%, 3/5/19(a)	3,561,925

		16,343,119

Federal National Mortgage Association –— 6.3%
1,500,000	5.400%, 3/9/17	1,571,696
2,500,000	5.000%, 4/26/17	2,547,322
3,000,000	5.625%, 11/15/21	3,086,334

		7,205,352

Total U.S. Government Agencies (Cost $58,481,947)		60,507,046

U.S. Government Mortgage Backed Agencies—34.1%
Federal Home Loan Mortgage Corporation –— 15.9%
375,548	Pool # M80773, 5.000%, 10/1/09	379,846
804,797	Pool # M81004, 5.000%, 1/1/13	819,688
645,461	Series R007, Class AC, 5.875%, 5/15/16	655,741
750,028	Series 2003-32, Class KB, 5.000%, 3/25/17	767,073
394,778	Pool # E01184, 6.000%, 8/1/17	407,194
849,795	Series 2555, Class B, 4.250%, 1/15/18	856,753
1,135,201	Series 3046, Class YA, 5.000%, 2/15/19	1,152,330
2,500,000	Series 2571, Class VP, 5.500%, 7/15/21	2,551,764
1,108,672	Pool # C90699, 5.000%, 8/1/23	1,117,503
1,000,000	Series 2649, Class OL, 4.500%, 4/15/26	1,011,325
889,214	Series 2670, Class QP, 4.000%, 2/15/27	892,768
Principal Amount		Value
U.S. Government Mortgage Backed Agencies (Continued) Federal Home Loan Mortgage Corporation (Continued)
$1,000,000	Series 2676, Class PG, 5.500%, 1/15/29	$1,037,583
1,784,110	Series 2802, Class MB, 5.500%, 11/15/31	1,819,988
819,736	Series 2976, Class HP, 4.500%, 1/15/33	824,982
596,835	Pool # G08005, 5.500%, 8/1/34	604,173
836,351	Pool # 1G0865, 4.903%, 7/1/35	849,141
2,661,230	Pool # 972190, 5.317%, 11/1/35	2,695,763

		18,443,615

Federal National Mortgage Association –— 13.6%
315,433	Pool # 647408, 5.000%, 10/1/17	320,138
552,200	Pool # 254911, 5.000%, 10/1/23	553,934
1,302,634	Pool # 255360, 5.000%, 8/1/24	1,306,024
1,322,567	Pool # 255767, 5.500%, 6/1/25	1,345,333
1,470,428	Pool # 256116, 6.000%, 2/1/26	1,512,119
1,127,110	Pool # 256213, 6.000%, 4/1/26	1,159,068
1,098,461	Series 2003-11, Class BA, 5.500%, 8/25/32	1,124,597
1,006,744	Pool # 254594, 5.500%, 1/1/33	1,020,186
251,709	Series 2003-16, Class CB, 4.000%, 2/25/33	246,961
1,459,414	Pool # 783793, 6.000%, 7/1/34	1,500,193
1,078,870	Pool # 807963, 5.000%, 1/1/35	1,070,175
631,864	Pool # 806715, 5.500%, 1/1/35	639,458
1,458,574	Pool # 735224, 5.500%, 2/1/35	1,477,175
1,674,886	Pool # 868935, 5.500%, 5/1/36	1,692,807
863,313	Pool # 907484, 6.000%, 1/1/37	885,164

		15,853,332

Government National Mortgage Association –— 4.6%
1,500,000	Series 2003-100, Class VB, 5.500%, 1/20/23	1,552,539
996,486	Pool # 683552, 5.500%, 2/15/23	1,020,900
1,100,000	Pool # 666057, 5.000%, 3/15/23	1,116,638
309,096	Pool # 2699, 6.000%, 1/20/29	320,289
398,933	Pool # 576456, 6.000%, 3/15/32	413,381
1,000,000	Series 2005-55, Class PD, 5.000%, 5/20/32	1,004,674

		5,428,421

Total U.S. Government Mortgage Backed Agencies (Cost $39,146,562)		39,725,368

U.S. Treasury Obligations—10.3%
U.S. Treasury Notes –— 1.7%
2,000,000	3.375%, 11/15/08	2,023,906
1,000,000	5.000%, 8/15/11	1,099,922
1,000,000	4.125%, 8/31/12	1,072,734
2,000,000	4.250%, 11/15/14(a)	2,186,876
2,000,000	4.500%, 2/15/16(a)	2,201,562
2,000,000	5.125%, 5/15/16(a)	2,278,438
Principal Amount or Shares		Value
U.S. Treasury Obligations (Continued) U.S. Treasury Notes (Continued)
$1,000,000	4.750%, 2/15/37(a)	$1,075,547

Total U.S. Treasury Obligations (Cost $10,961,901)		11,938,985

Cash Equivalents—3.1%
3,647,773	Huntington Money Market Fund, Interfund Shares, 1.94% (b)(c)	3,647,773

Total Cash Equivalents (Cost $3,647,773)		3,647,773

Short-Term Securities Held As Collateral For Securities Lending—9.2%
	Pool of various securities for the Huntington Funds	10,759,338

Total Short-Term Securities Held As Collateral For Securities Lending (Cost $10,759,338)		10,759,338

Total Investments (Cost $122,997,521) — 108.7%		126,578,510

Liabilities in Excess of Other Assets — (8.7)%		(10,083,239)

Net Assets — 100.0%		$116,495,271

(a)	All or part of the security was on loan as of March 31, 2008.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of March 31, 2008.

See Notes to Portfolio of Investments.

Huntington Michigan Tax-Free Fund
Portfolio of Investments
March 31, 2008 (unaudited)

Principal Amount		Value
Municipal Bonds—96.3%
Michigan— 96.3%
$150,000	Big Rapids, MI, Public School District, G.O., (FSA Ins.), 5.000%, 5/1/19	$151,736
75,000	Bishop, MI, International Airport Authority Refunding, G.O.,Series A, (AMBAC Ins.), 5.100%, 12/1/18	77,500
400,000	Chippewa Valley, MI, Schools, G.O., (FSA Ins.), 4.500%, 5/1/21	404,244
470,000	Detroit, MI, City School District, G.O., (FSA Ins.), 5.000%, 5/1/22	486,685
65,000	Detroit, MI, City School District, G.O., Series B, (FGIC Ins.), 5.000%, 5/1/19	67,504
300,000	Detroit, MI, Sewer Disposal Revenue, (MBIA Ins.), 5.250%, 7/1/19	323,193
500,000	DeWitt, MI, Public Schools, G.O., (MBIA Q-SBLF Ins.), 5.000%, 5/1/16	546,840
500,000	Dexter, MI, Community Schools, G.O., (FGIC Q-SBLF Ins.), 5.100%, 5/1/18	539,635
60,000	Dowagiac, MI, School District, G.O., 5.500%, 5/1/16	64,592
150,000	Ecorse, MI, Public School District, G.O., (FSA Q-SBLF Ins.), 5.000%, 5/1/19	158,783
400,000	Grand Rapids & Kent County, MI, Building Authority, G.O., Series A, 5.000%, 12/1/19	422,552
100,000	Grosse Isle Township, MI, School District Refunding, G.O., (FGIC Q-SBLF Ins.), 5.100%, 5/1/18	100,253
300,000	Hartland, MI, Consolidated School District Refunding, G.O., (Q-SBLF Ins.), 5.050%, 5/1/18	310,434
500,000	Hartland, MI, Consolidated School District Refunding, G.O., (Q-SBLF Ins.), 5.125%, 5/1/20	515,245
500,000	Hazel Park, MI, School District, G.O., (Q-SBLF Ins.), 5.000%, 5/1/16	527,090
140,000	Huron Valley, MI, School District Refunding, G.O., (FGIC Q-SBLF Ins.), 5.000%, 5/1/18	140,350
150,000	Huron Valley, MI, School District, G.O., (Q-SBLF Ins.), 5.250%, 5/1/17	160,740
55,000	Kalamazoo, MI, Hospital Finance Authority Refunding Revenue, (MBIA Ins.), 5.250%, 5/15/18	55,642
190,000	Kelloggsville, MI, Public School District Refunding, G.O., (FGIC Ins.), 5.000%, 5/1/13	190,452
500,000	Kent County, MI, Airport Revenue, G.O., 5.000%, 1/2/23	514,230
25,000	Kent County, MI, Building Authority, G.O., 4.800%, 6/1/16	25,926
250,000	Lake Orion, MI, Community School District Refunding, G.O., 5.000%, 5/1/18	260,842
Principal Amount		Value
Municipal Bonds (Continued)
Michigan (Continued)
$410,000	Lake Orion, MI, Community School District Unrefunded, G.O., (Q-SBLF Ins.), 4.800%, 5/1/15	$432,312
350,000	Lincoln, MI, Consolidated School District Refunding, G.O., (FSA Ins.), 5.000%, 5/1/20	366,978
500,000	Michigan Municipal Bond Authority Department of Treasury, 5.250%, 10/1/18	532,670
200,000	Michigan Municipal Bond Authority, City of Detroit School District Revenue, (FSA Ins.), 5.000%, 6/1/15	219,114
500,000	Michigan Public Power Agency Refunding Revenue, (MBIA Ins.), 5.250%, 1/1/15	553,400
50,000	Michigan State Building Authority Refunding Revenue, Series I, (FSA Ins.), 5.250%, 10/15/12	54,891
250,000	Michigan State Building Authority Refunding Revenue, Series I, 5.500%, 10/15/15	264,265
500,000	Michigan State Department of Treasury, G.O., Series A, 5.250%, 5/1/17	536,520
10,000	Michigan State Hospital Finance Authority Revenue, (MBIA Ins.), 6.000%, 5/15/14	10,517
250,000	Michigan State Hospital Finance Authority Revenue, (MBIA Ins.), 5.000%, 11/15/17	267,257
40,000	Michigan State Hospital Finance Authority Revenue, (MBIA Ins.), 5.000%, 2/15/18	40,810
355,000	Michigan State Hospital Finance Authority Revenue, (MBIA Ins.), 5.000%, 11/15/19	372,523
500,000	Mount Clemens, MI, Community School District Refunding, G.O., (FSA Ins.), 5.000%, 5/1/18	532,760
10,000	Northwestern Community College, MI, Unrefunded, G.O., (FGIC Ins.), 5.300%, 4/1/12	10,380
200,000	Plymouth-Canton, MI, Community School District Refunding, G.O., (Q-SBLF Ins.), 5.250%, 5/1/15	217,602
90,000	Saginaw Valley State University, MI, Unrefunded Revenue, (AMBAC Ins.), 5.000%, 7/1/12	92,261
65,000	South Lyon, MI, Community Schools, G.O., (Q-SBLF Ins.), 4.250%, 5/1/10	67,409
120,000	St Clarin County, MI, G.O., (FGIC Ins.), 4.500%, 4/1/15	124,674
500,000	Van Buren County, MI, Sewage Disposal, G.O., (AMBAC Ins.), 5.000%, 5/1/16	515,590
400,000	Warren, MI, Consolidated School District, G.O., (Q-SBLF Ins.), 5.250%, 5/1/19	425,404
100,000	Wayne County, MI, Public Improvements, G.O., 5.300%, 10/1/13	104,158
Principal Amount or Shares		Value
Municipal Bonds (Continued)
Michigan (Continued)
$15,000	Wayne County, MI, Wayne Community College, G.O., (AMBAC Ins.), 5.350%, 7/1/13	$15,601
170,000	Wayne State University, MI, Revenue, (AMBAC Ins.), 5.000%, 11/15/20	178,610

Total Municipal Bonds (Cost $11,929,454)		11,980,174

Cash Equivalents—2.0%
247,224	Fidelity Institutional Tax-Exempt Portfolio, 2.190% (a)	247,224

Total Cash Equivalents (Cost $247,224)		247,224

Total Investments (Cost $12,176,678) — 98.3%		12,227,398

Other Assets in Excess of Liabilities — 1.7%		209,537

Net Assets — 100.0%		$12,436,935

(a)	Rate disclosed is the seven day yield as of March 31, 2008.
AMBAC	American Municipal Bond Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance
G.O.	General Obligation
Ins.	Insured
MBIA	Municipal Bond Insurance Association
Q-SBLF	Qualified School Bond Loan Fund

See Notes to Portfolio of Investments.

Huntington Mortgage Securities Fund
Portfolio of Investments
March 31, 2008 (unaudited)

Principal Amount		Value
U.S. Government Mortgage Backed Agencies—83.0% Federal Home Loan Bank –— 0.8%
$725,114	4.800%, 2/25/13	$729,878
Federal Home Loan Mortgage Corporation –— 33.9%
138,522	REMIC Series 2399, Class EC, 5.500%, 1/15/09	140,026
308,970	Series 2548, Class HA, 4.500%, 1/15/10	312,312
307,052	Series 1994-23, Class PK, 6.000%, 5/25/10	312,492
459,961	Pool # M80927, 5.000%, 7/1/11	472,164
34,776	Pool # E65142, 6.500%, 7/1/11	36,261
804,797	Pool # M81004, 5.000%, 1/1/13	819,940
1,334,599	REMIC Series 2584, Class LE, 4.000%, 12/15/13	1,349,502
747,658	Pool # J03237, 5.500%, 8/1/16	767,077
2,000,000	Series 2780, Class QC, 4.500%, 3/15/17	2,038,161
1,265,127	Series 3322, Class LA, 5.250%, 4/15/17	1,289,800
1,297,622	Series 2770, Class TC, 4.000%, 1/15/18	1,303,905
352,223	Pool # E96459, 5.000%, 5/1/18	357,491
119,841	Pool # C90237, 6.500%, 11/1/18	125,552
1,135,200	Series 3046, Class YA, 5.000%, 2/15/19	1,152,741
1,000,000	Series 2541, Class VL, 5.500%, 11/15/20	1,028,359
731,073	Pool # G12297, 6.000%, 7/1/21	753,029
1,000,000	Series 2571, Class VP, 5.500%, 7/15/21	1,022,436
1,000,000	REMIC Series 2543, Class PQ, 5.500%, 4/15/22	1,039,736
838,207	Pool # C90779, 5.000%, 1/1/24	845,146
820,998	Series 2847, Class NC, 4.000%, 1/15/24	822,952
881,788	Pool # C90859, 5.500%, 10/1/24	897,973
1,000,000	Series 2676, Class PG, 5.500%, 1/15/29	1,037,951
333,010	Pool # C00730, 6.000%, 3/1/29	344,483
2,000,000	REMIC Series 2553, Class AE, 5.500%, 9/15/29	2,051,607
1,000,000	Series 2672, Class GH, 5.500%, 8/15/31	1,023,879
1,000,000	Series 2802, Class MB, 5.500%, 11/15/31	1,021,494
819,736	Series 2976, Class HP, 4.500%, 1/15/33	825,816
1,149,482	Pool # A15284, 5.500%, 10/1/33	1,164,739
1,193,669	Pool # G08005, 5.500%, 8/1/34	1,208,533
836,351	Pool # 1G0865, 4.903%, 7/1/35	849,402
1,348,557	Series 3002, Class CA, 5.000%, 7/15/35	1,378,435
835,259	Pool # G08168, 6.000%, 12/1/36	857,669
939,341	Pool # A55565, 6.000%, 12/1/36	964,543

		29,615,606

Federal National Mortgage Association –— 40.7%
437,648	Pool # 254955, 4.000%, 10/1/10	443,415
477,596	Pool # 254486, 5.000%, 9/1/17	484,795
556,558	Pool # 663808, 5.000%, 11/1/17	564,947
726,437	Pool # 684488, 5.000%, 12/1/17	737,387
2,126,562	Series 2004-45, Class VD, 4.500%, 3/25/18	2,116,925
Principal Amount		Value
U.S. Government Mortgage Backed Agencies (Continued) Federal National Mortgage Association (Continued)
$923,552	Pool # 693256, 5.000%, 4/1/18	$936,786
664,322	Pool # 254720, 4.500%, 5/1/18	664,176
576,272	Pool # 786729, 5.500%, 8/1/19	590,528
604,135	Series 2006-4, Class A, 6.000%, 11/25/22	617,458
725,848	Series 2003-38, Class TC, 5.000%, 3/25/23	748,082
766,996	Pool # 254831, 5.000%, 8/1/23	769,644
1,570,911	Pool # 254908, 5.000%, 9/1/23	1,576,336
1,455,700	Pool # 254911, 5.000%, 10/1/23	1,460,727
627,384	Pool # 255320, 5.000%, 7/1/24	629,212
1,941,234	Pool # 255711, 5.500%, 4/1/25	1,975,256
717,662	Pool # 357771, 5.000%, 5/1/25	719,263
1,838,035	Pool # 256116, 6.000%, 2/1/26	1,890,723
2,000,000	Series 2004-45, Class NC, 5.500%, 11/25/28	2,044,919
792,284	Series 1999-13, Class PH, 6.000%, 4/25/29	818,657
195,382	Pool # 602879, 6.000%, 11/1/31	201,619
1,000,000	Series 2003-53, Class JL, 5.000%, 12/25/31	1,003,721
1,000,000	Series 2003-92, Class KH, 5.000%, 3/25/32	996,758
1,710,041	Pool # 729535, 5.500%, 7/1/33	1,732,115
224,262	Pool # 748422, 6.000%, 8/1/33	230,936
1,694,743	Pool # 786457, 5.286%, 7/1/34	1,713,334
1,459,414	Pool # 783793, 6.000%, 7/1/34	1,500,421
631,864	Pool # 806715, 5.500%, 1/1/35	639,557
441,834	Pool # 814261, 6.000%, 1/1/35	454,249
1,458,574	Pool # 735224, 5.500%, 2/1/35	1,477,403
580,333	Pool # 836450, 6.000%, 10/1/35	595,634
1,263,136	Pool # 845573, 5.614%, 2/1/36	1,291,925
960,549	Pool # 745511, 5.000%, 4/1/36	951,915
1,628,206	Pool # 745418, 5.500%, 4/1/36	1,647,188
809,652	Pool # 888029, 6.000%, 12/1/36	830,472
863,313	Pool # 907484, 6.000%, 1/1/37	885,299

		35,941,782

Government National Mortgage Association –— 7.6%
1,090,899	Pool # 683915, 5.000%, 1/15/23	1,107,569
3,362,556	Pool # 605653, 5.500%, 8/15/34	3,436,531
2,090,271	Pool # 3637, 5.500%, 11/20/34	2,132,011

		6,676,111

Total U.S. Government Mortgage Backed Agencies (Cost $71,857,617)		72,963,377

Principal Amount or Shares		Value
Common Stocks—9.5%
Real Estate Investment Trusts— 9.5%
9,700	Acadia Realty Trust	$234,255
5,500	Alexandria Real Estate Equities, Inc.	509,960
4,000	AMB Property Corp.	217,680
2,000	American Campus Communities, Inc.	54,720
4,000	Boston Properties, Inc. (a)	368,280
6,000	Brandywine Realty Trust	101,760
3,000	Camden Property Trust	150,600
3,000	Corporate Office Properties Trust	100,830
4,200	Developers Diversified Realty Corp.	175,896
9,000	Digital Reality Trust, Inc. (a)	319,500
10,000	Douglas Emmett, Inc.	220,600
2,000	Duke Realty Corp.	45,620
3,000	DuPont Fabros Technology, Inc. (a)	49,470
5,500	EastGroup Properties, Inc.	255,530
1,000	Equity Lifestyle Properties, Inc.	49,370
6,000	Equity Residential	248,940
3,000	Essex Property Trust, Inc. (a)	341,940
6,000	General Growth Properties, Inc. (a)	229,020
8,000	HCP, Inc. (a)	270,480
3,500	Healthcare Realty Trust, Inc.	91,525
8,000	Home Properties, Inc. (a)	383,920
3,100	Hospitality Properties Trust	105,462
5,000	Host Hotels & Resorts, Inc. (a)	79,600
7,600	Kimco Realty Corp.	297,692
7,000	Mack-Cali Realty Corp.	249,970
15,500	National Retail Properties, Inc. (a)	341,775
6,000	Pennsylvania Real Estate Investment Trust	146,340
3,386	ProLogis	199,300
5,300	Public Storage, Inc.	469,686
7,000	Realty Income Corp. (a)	179,340
1,500	Regency Centers Corp.	97,140
3,000	Simon Property Group, Inc.	278,730
3,903	SL Green Realty Corp. (a)	317,977
2,000	Sunstone Hotel Investors, Inc.	32,020
2,000	Tanger Factory Outlet Centers, Inc.	76,940
1,100	The Macerich Co.	77,297
5,900	UDR, Inc.	144,668
8,000	Ventas, Inc.	359,280
3,800	Vornado Realty Trust	327,598
5,000	Washington Real Estate Investment Trust (a)	167,100

Total Common Stocks (Cost $6,553,638)		8,367,811

U.S. Government Agencies—3.0%
Federal Home Loan Bank – 1.1%
$ 1,000,000	4.250%, 3/9/18	1,007,549
Federal Home Loan Mortgage Corporation – 0.6%
500,000	4.500%, 4/2/14	526,146
Principal Amount or Shares		Value
U.S. Government Agencies (Continued)
Federal National Mortgage Association – 1.2%
$ 1,000,000	5.000%, 3/2/15	$1,073,671
Total U.S. Government Agencies (Cost $2,481,166)		2,607,366

Preferred Stocks—0.4%
Real Estate Investment Trusts— 0.4%
4,000	Simon Property Group, Inc., 6.000%	303,520

Total Preferred Stocks (Cost $283,980)		303,520

Collateralized Mortgage Obligation—2.6%
2,342,548	Citicorp Mortgage Securities, Inc., 5.500%, 10/25/35	2,278,232

Total Collateralized Mortgage Obligations (Cost $2,323,843)		2,278,232

Cash Equivalents—1.4%
1,230,463	Huntington Money Market Fund, Interfund Shares, 1.94% (b)(c)	1,230,463

Total Cash Equivalents (Cost $1,230,463)		1,230,463

Short-Term Securities Held As Collateral For Securities Lending—2.8%
	Pool of various securities for the Huntington Funds	2,451,386

Total Short-Term Securities Held As Collateral For Securities Lending (Cost $2,451,386)		2,451,386

Total Investments (Cost $87,182,093) — 102.7%		90,202,155

Liabilities in Excess of Other Assets — (2.7)%		(2,330,172)

Net Assets — 100.0%		$87,871,983

(a)	All or a part of the security was on loan as of March 31, 2008.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of March 31, 2008.
See Notes to Portfolio of Investments.

Huntington Ohio Tax-Free Fund
Portfolio of Investments
March 31, 2008 (unaudited)

Principal Amount		Value
Municipal Bonds—97.9%
Ohio— 97.9%
$50,000	Akron, OH, Hospital Improvements Revenue, (FSA Ins.), 5.250%, 11/15/15	$53,599
70,000	Akron, OH, Pension Funding Refunding Revenue, (AMBAC Ins.), 5.250%, 12/1/18	73,230
335,000	Akron, OH, Water Utility Improvements Revenue, (MBIA Ins.), 5.250%, 12/1/17	356,142
150,000	Allen County, OH, Refunding, G.O., (AMBAC Ins.), 5.250%, 12/1/15	162,333
375,000	Avon Lake, OH, Water System Revenue, Series A, (AMBAC Ins.), 5.500%, 10/1/15	403,740
105,000	Bowling Green State University, OH, General Receipts Revenue, (AMBAC Ins.), 5.250%, 6/1/19	111,160
200,000	Butler County, OH, (AMBAC Ins.), 5.000%, 12/1/16	218,798
170,000	Butler County, OH, G.O., (AMBAC Ins.), 4.750%, 12/1/20	174,877
300,000	Butler County, OH, Sewer Systems Revenue, (FSA Ins.), 5.000%, 12/1/19	325,974
420,000	Canton, OH, School District, G.O., (MBIA Ins.), 5.350%, 12/1/15	452,642
200,000	Chagrin Falls, OH, Exempt Village School District, G.O., (MBIA Ins.), 5.250%, 12/1/19	212,320
355,000	Cincinnati, OH, Water System Revenue, 5.000%, 12/1/19	370,716
85,000	Cleveland, OH, G.O., (MBIA Ins.), 5.500%, 12/1/13	93,515
500,000	Cleveland, OH, Public Power System Revenue, Series A, (FGIC Ins.), 5.000%, 11/15/16	544,870
80,000	Cleveland, OH, School District Refunding, G.O., (FGIC Ins.), 5.250%, 12/1/14	86,721
1,000,000	Cleveland, OH, School District Refunding, G.O., (FGIC Ins.), 5.000%, 12/1/18	1,042,090
335,000	Cleveland, OH, State University Revenue, (FGIC Ins.), 5.000%, 6/1/17	359,669
100,000	Cleveland, OH, Waterworks Refunding Revenue, Series G, (MBIA Ins.), 5.500%, 1/1/13	106,344
75,000	Columbus, OH, G.O., Series A, 5.000%, 6/15/13	82,131
500,000	Columbus, OH, Refunding, G.O., Series C, 5.000%, 7/15/16	547,150
270,000	Columbus, OH, Regional Airport Authority Revenue, (MBIA Ins.), 5.000%, 1/1/17	291,190
160,000	Columbus, OH, Tax Increment Financing Revenue, Series A, (AMBAC Ins.), 4.750%, 12/1/18	166,666
535,000	Crawford County, OH, Unrefunded, G.O., (AMBAC Ins.), 4.750%, 12/1/19	545,277
Principal Amount		Value
Municipal Bonds (Continued)
Ohio (Continued)
$500,000	Cuyahoga County, OH, Hospital Revenue, Walker Center, Series I, (AMBAC Ins.), 5.250%, 1/1/13	$507,135
500,000	Cuyahoga County, OH, Port Authority Revenue, (AMBAC Ins.), 5.000%, 8/1/18	530,805
435,000	Delaware County, OH, G.O., (MBIA Ins.), 5.000%, 12/1/18	451,691
500,000	Euclid, OH, G.O., 5.000%, 12/1/12	511,715
360,000	Fairfield, OH, Local School District, G.O., (FSA Ins.), 4.250%, 12/1/18	379,184
190,000	Fairfield, OH, Union Local School District, G.O., Series A, (FSA Ins.), 4.250%, 12/1/19	199,257
160,000	Fairfield, OH, Union Local School District, G.O., Series A, (FSA Ins.), 4.250%, 12/1/20	167,067
150,000	Fairless, OH, Local School District, G.O., (FSA Ins.), 5.000%, 12/1/21	156,901
115,000	Field, OH, Local School District, G.O., (AMBAC Ins.), 5.000%, 12/1/18	122,240
65,000	Field, OH, Local School District, G.O., (AMBAC Ins.), 5.000%, 12/1/19	68,430
155,000	Forest Hills, OH, Local School District Revenue, (FSA Ins.), 4.750%, 12/1/16	164,539
190,000	Franklin County, OH, Municipal Facilities Improvments, G.O., (MBIA Ins.), 4.650%, 12/1/15	199,481
35,000	Gallia County, OH, Local School District, G.O., (FSA Ins.), 4.500%, 12/1/20	35,621
340,000	Greater Cleveland, OH, Regulatory Transportation Authority, G.O., (FGIC Ins.), 5.000%, 12/1/15	371,606
540,000	Greene County, OH, Refunding, G.O., Series A, (AMBAC Ins.), 5.000%, 12/1/19	578,961
450,000	Greene County, OH, Sewer System Revenue, (AMBAC Ins.), 5.000%, 12/1/18	480,334
275,000	Greene County, OH, Water & Sewer Revenue, (FSA Ins.), 5.000%, 12/1/21	287,653
55,000	Hamilton County, OH, Revenue, (AMBAC Ins.), 5.750%, 12/1/12	59,175
200,000	Hamilton County, OH, Sewer System Revenue, Series A, (MBIA Ins.), 5.000%, 12/1/20	212,252
250,000	Hudson City, OH, Recreational Facilities Improvements, G.O., 5.000%, 12/1/14	257,940
50,000	Kent State University, OH, General Receipts Revenue, Series A, (AMBAC Ins.), 5.000%, 5/1/18	50,537
250,000	Kettering, OH, City School District, Refunding, G.O., (FSA Ins.), 5.000%, 12/1/15	274,120
1,000,000	Kettering, OH, G.O., 4.750%, 12/1/22	1,021,560
Principal Amount		Value
Municipal Bonds (Continued)
Ohio (Continued)
$95,000	Keystone, OH, Local School District, G.O., (FSA Ins.), 5.000%, 12/1/19	$100,243
285,000	Lakewood, OH, City School District, G.O., (FSA Ins.), 5.000%, 12/1/18	303,306
250,000	Lakota, OH, Local School District, G.O., (FGIC Ins.), 5.050%, 12/1/13	255,687
100,000	Licking County, OH, Joint Vocational School District, G.O., (MBIA Ins.), 5.375%, 12/1/14	109,390
560,000	Lucas County, OH, Hospital Refunding Revenue, (AMBAC Ins.), 5.000%, 11/15/11	589,058
435,000	Madison, OH, Local School District Refunding, G.O., (FSA Ins.), 4.000%, 12/1/17	446,854
50,000	Mahoning County, OH, Hospital Facilities Revenue, Series A, (MBIA Ins.), 5.000%, 11/15/17	50,750
500,000	Mahoning County, OH, Sewer Systems, Refunding Revenue, (AMBAC Ins.), 5.200%, 12/1/14	528,310
1,010,000	Marysville, OH, Exempt Village School District, G.O., (MBIA Ins.), 5.250%, 12/1/16	1,087,608
250,000	Miami County, OH, G.O., 4.875%, 12/1/10	256,105
50,000	Middleburg Heights, OH, Public Improvements Refunding, G.O., 4.300%, 12/1/10	51,110
500,000	Middletown, OH, G.O., (FSA Ins.), 5.000%, 12/1/21	530,655
50,000	Montgomery County, OH, Public Improvements, G.O., 5.500%, 12/1/13	52,526
250,000	Montgomery County, OH, Water Refunding Revenue, (AMBAC Ins.), 5.375%, 11/15/16	269,370
50,000	Mount Vernon, OH, City Schools Refunding, G.O., (FSA Ins.), 5.000%, 12/1/17	53,989
35,000	New Albany Plain, OH, Local School District, G.O., (FGIC Ins.), 5.500%, 12/1/18	37,352
25,000	New Albany Plain, OH, Local School District, G.O., (FGIC Ins.), 5.500%, 12/1/18	27,592
235,000	Norwalk, OH, Refunding, G.O., 5.550%, 4/1/09	235,317
100,000	Norwalk, OH, Refunding, G.O., 5.600%, 4/1/10	100,138
1,000,000	Ohio Municipal Electric Generation Agency Refunding Revenue, (AMBAC Ins.), 5.000%, 2/15/17	1,061,450
65,000	Ohio State Building Authority Revenue, Series A, (FSA Ins.), 5.500%, 4/1/15	70,488
1,400,000	Ohio State Building Authority Revenue, Series A, (FSA Ins.), 4.750%, 4/1/21	1,431,206
125,000	Ohio State Building Authority State Facilities Revenue, Series A, (FSA Ins.), 5.500%, 10/1/14	135,554
Principal Amount		Value
Municipal Bonds (Continued)
Ohio (Continued)
$500,000	Ohio State Building Authority State Facilities Revenue, Series A, (FSA Ins.), 4.750%, 4/1/20	$513,635
60,000	Ohio State Building Authority, Refunding Revenue, Series A, (FGIC Ins.), 5.000%, 4/1/11	63,802
150,000	Ohio State Building Authority, State Facilities Revenue, Series A, 5.000%, 4/1/16	159,379
140,000	Ohio State Community Schools, G.O., Series B, 5.000%, 9/15/18	146,367
100,000	Ohio State Community Schools, G.O., Series B, (FSA Ins.), 5.000%, 9/15/18	104,997
175,000	Ohio State Conservation Projects, G.O., Series A, 5.000%, 3/1/15	188,382
700,000	Ohio State Conservation Projects, G.O., Series A, 5.000%, 3/1/17	740,824
25,000	Ohio State Highway Improvements Revenue, 5.000%, 2/15/17	25,930
150,000	Ohio State Parks & Recreation Revenue, Series II-A, (FSA Ins.), 5.000%, 12/1/17	159,792
250,000	Ohio State Revitalization Revenue Project, Series A, (AMBAC Ins.), 5.000%, 4/1/21	260,872
450,000	Ohio State Turnpike Commission Revenue, 5.500%, 2/15/20	467,964
100,000	Ohio State University Cultural & Sports Capital Facilities Refunding Revenue, Series A, (FSA Ins.), 5.000%, 4/1/17	107,819
30,000	Ohio State Water Development Authority Refunding Revenue, 5.250%, 6/1/11	32,435
685,000	Ohio State, Public Improvements, G.O., Series A, 5.000%, 3/1/18	721,805
100,000	River Valley, OH, Local School District, G.O., (FSA Ins.), 5.250%, 11/1/16	108,996
1,040,000	Shaker Heights, OH, Urban Renewal Refunding, G.O., (AMBAC Ins.), 5.000%, 12/1/17	1,099,727
200,000	Sidney, OH, City School District, G.O., (FGIC Ins.), 5.000%, 12/1/12	215,846
980,000	Southwest Licking County, OH, Local School District, G.O., (AMBAC Ins.), 5.000%, 12/1/19	1,033,479
130,000	Springfield, OH, G.O., (FGIC Ins.), 5.500%, 12/1/17	135,595
325,000	Strongsville, OH, Library Improvements, G.O., (FGIC Ins.), 5.000%, 12/1/15	340,688
235,000	Swanton, OH, Local School District, School Improvement, G.O., (FGIC Ins.), 4.900%, 12/1/15	246,781
500,000	Teays Valley, OH, Local School District, School Facilities Construction & Improvement, G.O., (FGIC Ins.), 5.150%, 12/1/14	536,295
700,000	Toledo, OH, Waterworks Revenue, (MBIA Ins.), 5.000%, 11/15/19	737,086
Principal Amount or Shares		Value
Municipal Bonds (Continued)
Ohio (Continued)
$415,000	Troy, OH, Capital Facilities, G.O., 6.250%, 12/1/11	$445,764
300,000	Troy, OH, G.O., 4.750%, 12/1/22	306,897
350,000	Trumbull County, OH, Public Improvements Refunding, G.O., (MBIA Ins.), 5.125%, 12/1/13	380,590
655,000	Twinsburg, OH, Recreational Facilities Improvements, G.O., (FGIC Ins.), 5.500%, 12/1/17	697,994
500,000	University of Cincinnati, OH, Certificate Participation, (MBIA Ins.), 5.100%, 6/1/11	536,265
1,000,000	University of Cincinnati, OH, Certificate Participation, (MBIA Ins.), 5.000%, 6/1/15	1,095,570
1,000,000	University of Cincinnati, OH, General Receipts Revenue, Series A, (AMBAC Ins.), 5.000%, 6/1/17	1,066,170
890,000	University of Cincinnati, OH, General Receipts Revenue, Series A, (MBIA Ins.), 5.000%, 6/1/19	945,029
300,000	University of Cincinnati, OH, General Receipts Revenue, Series A, (AMBAC Ins.), 5.000%, 6/1/19	313,938
50,000	Warren County, OH, Waterworks Refunding Revenue, (FSA Ins.), 5.000%, 12/1/15	54,072
650,000	Washington Court House, OH, School Improvements, G.O., (FGIC Ins.), 5.000%, 12/1/19	678,099

Total Municipal Bonds (Cost $36,004,662)		36,322,300

Cash Equivalents—0.9%
325,346	Fidelity Institutional Tax-Exempt Portfolio, 2.190% (a)	325,346

Total Cash Equivalents (Cost $325,345)		325,346

Total Investments (Cost $36,330,007) — 98.8%		36,647,646

Other Assets in Excess of Liabilities — 1.2%		455,604

Net Assets — 100.0%		$37,103,250

(a)	Rate disclosed is the seven day yield as of March 31, 2008.
AMBAC	American Municipal Bond Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Federal Financial Security Assurance
G.O.	General Obligation
Ins.	Insured
MBIA	Municipal Bond Insurance Association

See Notes to Portfolio of Investments.

Huntington Short/Intermediate Fixed Income Securities Fund
Portfolio of Investments
March 31, 2008 (unaudited)

Principal Amount		Value
Corporate Bonds—68.9%
Consumer Discretionary— 9.2%
$1,500,000	Costco Wholesale Corp., 5.300%, 3/15/12	$1,580,104
1,500,000	CSX Corp., 6.750%, 3/15/11	1,583,625
1,000,000	Fortune Brands, Inc., 5.125%, 1/15/11	1,001,157
1,000,000	McDonald's Corp., 4.300%, 3/1/13	1,011,813
1,000,000	Nordstrom, Inc., 5.625%, 1/15/09	1,010,647
1,500,000	Union Pacific Corp., 3.875%, 2/15/09	1,506,381

		7,693,727

Consumer Staples— 1.2%
1,000,000	Kellogg Co., 5.125%, 12/3/12	1,034,061

Energy— 4.9%
2,000,000	Anadarko Petroleum Corp., 3.250%, 5/1/08	1,999,528
1,000,000	BJ Services Co., 5.750%, 6/1/11	1,044,355
1,000,000	Nabors Industries Ltd., 5.375%, 8/15/12	1,027,500

		4,071,383

Financials— 27.7%
1,000,000	American Express Co., 5.250%, 9/12/11	1,004,432
1,500,000	Bank of America Corp., 5.375%, 8/15/11	1,564,591
2,000,000	Caterpillar Financial Services Corp., 5.125%, 10/12/11	2,064,474
1,500,000	CIT Group, Inc., 5.800%, 7/28/11	1,197,053
1,500,000	Citigroup, Inc., 5.125%, 2/14/11	1,509,128
1,500,000	Countrywide Home Loans, Inc., 3.250%, 5/21/08 (a)	1,471,050
1,500,000	General Electric Capital Corp., 5.250%, 10/19/12	1,558,681
1,500,000	Goldman Sachs Group, Inc., 5.700%, 9/1/12	1,539,865
2,000,000	HSBC Finance Corp., 4.800%, 6/15/10	1,981,770
1,500,000	International Lease Finance Corp., 5.450%, 3/24/11	1,498,589
1,000,000	Key Bank N.A. 5.500%, 9/17/12	1,009,851
886,364	Marshall & Ilsley Corp, 2.900%, 8/18/09	876,313
2,000,000	MetLife Global Funding I, 5.125%, 11/9/11	2,076,512
1,500,000	Principal Life, Inc., 5.150%, 9/30/11	1,558,216
1,000,000	Shell International Finance Corp., 4.950%, 3/22/12	1,059,073
1,500,000	Washington Mutual, Inc., 5.500%, 8/24/11	1,290,000

		23,259,598

Health Care— 2.4%
2,000,000	Quest Diagnostics, Inc., 5.125%, 11/1/10	2,051,866

Materials— 3.6%
2,000,000	Monsanto Co., 4.000%, 5/15/08	2,002,206
1,000,000	Nucor Corp., 5.000%, 12/1/12	1,030,504

		3,032,710

Real Estate Investment Trusts— 4.0%
2,000,000	Camden Property Trust, 4.375%, 1/15/10	1,952,496
Principal Amount		Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (Continued)
$1,500,000	Duke Realty Corp., 5.625%, 8/15/11	$1,443,419

		3,395,915

Technology— 5.6%
1,000,000	Cisco Systems, Inc., 5.250%, 2/22/11	1,043,883
1,500,000	Hewlett-Packard Co., 5.250%, 3/1/12	1,567,517
2,000,000	Oracle Corp., 5.000%, 1/15/11	2,051,704

		4,663,104

Telecommunications— 4.8%
2,000,000	AT&T, 4.950%, 1/15/13	2,006,778
1,000,000	Comcast Corp., 5.500%, 3/15/11	1,007,587
1,000,000	GTE North, Inc., 5.650%, 11/15/08	1,010,965

		4,025,330

Utilities— 5.5%
1,000,000	Alabama Power Co., 3.125%, 5/1/08	999,276
1,500,000	Dominion Resources, Inc., 4.750%, 12/15/10	1,535,154
1,000,000	Exelon Generation Co. LLC, 6.950%, 6/15/11	1,060,910
1,000,000	Georgia Power Co., 4.000%, 1/15/11	1,015,605

		4,610,945

Total Corporate Bonds (Cost $57,769,114)		57,838,639

U.S. Government Agencies—24.7%
Federal Farm Credit Bank –— 4.8%
2,000,000	3.400%, 2/7/13	2,010,118
2,000,000	4.150%, 2/13/13	2,004,370

		4,014,488
Federal Home Loan Mortgage Corporation –— 16.3%
2,000,000	3.650%, 5/7/08	2,002,404
2,000,000	4.750%, 1/18/11	2,112,082
4,000,000	5.750%, 5/23/11(a)	4,014,376
2,000,000	5.450%, 9/2/11	2,026,664
1,500,000	5.250%, 10/6/11	1,519,692
2,000,000	5.300%, 1/9/12	2,043,482

		13,718,700
Federal National Mortgage Association –— 3.6%
1,000,000	3.850%, 4/14/09	1,016,090
2,000,000	5.750%, 6/9/11	2,011,318

		3,027,408

Total U.S. Government Agencies (Cost $20,485,580)		20,760,596

Shares		Value
Cash Equivalents—5.5%
4,666,165	Huntington Money Market Fund, Interfund Shares, 1.94% (c)(d)	$4,666,165

Total Cash Equivalents (Cost $4,666,165)		4,666,165

Short-Term Securities Held As Collateral For Securities Lending—6.8%
	Pool of various securities for the Huntington Funds	5,688,990

Total Short-Term Securities Held As Collateral For Securities Lending (Cost $5,688,990)		5,688,990

Total Investments (Cost $88,609,849) — 105.9%		88,954,390

Liabilities in Excess of Other Assets — (5.9)%		(4,975,631)

Net Assets — 100.0%		$83,978,759

(a)	All or part of the security was on loan as of March 31, 2008.
(b)
Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)	Investment in affiliate.
(d)	Rate disclosed is the seven day yield as of March 31, 2008.
LLC	Limited Liability Co.

See Notes to Portfolio of Investments.

 NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)

The cost basis of investment for federal income tax purposes at March 31, 2008 was as follows:

				Net Unrealized
	Tax Cost	Unrealized	Unrealized	Appreciation/
Fund	of Securities*	Appreciation	Depreciation	(Depreciation)
Money Market Fund	$ 1,269,558,784	$ -	$ -	$ -
Ohio Municipal Money Market Fund	282,813,957	-	-	-
Tax-Free Money Market Fund	79,627,846	-	-	-
U.S. Treasury Money Market Fund	791,481,908	-	-	-
Dividend Capture Fund	152,190,832	3,691,738	(14,872,711)	(11,180,973)
Growth Fund	208,263,661	50,712,175	(5,828,836)	44,883,339
Income Equity Fund	164,742,443	21,389,704	(13,568,958)	7,820,746
International Equity Fund	249,166,609	78,697,503	(5,184,911)	73,512,592
Macro 100 Fund	29,489,824	697,963	(1,635,302)	(937,339)
Mid Corp America Fund	126,013,069	54,875,543	(5,745,546)	49,129,997
New Economy Fund	125,218,620	10,464,183	(11,497,008)	(1,032,825)
Real Strategies Fund	60,371,688	3,863,069	(2,979,123)	883,946
Rotating Markets Fund	67,281,472	1,639,072	(1,420,725)	218,347
Situs Fund	139,545,594	27,814,081	(15,299,131)	12,514,950
Fixed Income Fund	191,091,849	8,104,485	(998,332)	7,106,153
Intermediate Government Income Fund	122,997,521	3,628,760	(47,771)	3,580,989
Michigan Tax-Free Fund	12,176,678	150,571	(99,851)	50,720
Mortgage Securities Fund	87,201,182	3,317,645	(316,672)	3,000,973
Ohio Tax-Free Fund	36,330,007	500,461	(182,822)	317,639
Short/Intermediate Fixed Income Fund	88,609,849	1,102,692	(758,151)	344,541

* The difference between the book-basis and tax-basis cost of securities is attributable primarily to tax deferral of losses on wash sales.

The Huntington Funds (the "Trust") was originally two separate Massachusetts business trusts: The Huntington Funds, established on February 10, 1987, and Huntington VA Funds, established on June 30, 1999 (together, the "Original Trusts"). The Original Trusts were reorganized into a single Delaware statutory trust retaining the name of The Huntington Funds on June 23, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. At March 31, 2008, the Trust operated 31 separate series, or mutual funds, each with its own investment objective and strategy.

The above report contains the Portfolios of Investments of the funds listed below (individually referred to as a “Fund,” or collectively as the “Funds”):

Funds	Investment Share Classes Offered*
Huntington Money Market Fund (“Money Market Fund”)	Trust, A, B & Interfund
Huntington Ohio Municipal Money Market Fund (“Ohio Municipal Money Market Fund”)	Trust & A
Huntington Tax-Free Money Market Fund (“Tax-Free Money Market Fund”)	Trust & A
Huntington U.S. Treasury Money Market Fund (“U.S. Treasury Money Market Fund”)	Trust & A
Huntington Dividend Capture Fund (“Dividend Capture Fund”)	Trust, A & B
Huntington Growth Fund (“Growth Fund”)	Trust, A & B
Huntington Income Equity Fund (“Income Equity Fund”)	Trust, A & B
Huntington International Equity Fund (“International Equity Fund”)	Trust, A & B
Huntington Macro 100 Fund (“Macro 100 Fund”)	Trust, A & B
Huntington Mid Corp America Fund (“Mid Corp America Fund”)	Trust, A & B
Huntington New Economy Fund (“New Economy Fund”)	Trust, A & B
Huntington Real Strategies Fund (“Real Strategies Fund”)	Trust, A & B
Huntington Rotating Markets Fund (“Rotating Markets Fund”)	Trust, A & B
Huntington Situs Fund (“Situs Fund”), formerly the Situs Small Cap Fund**	Trust, A & B
Huntington Fixed Income Securities Fund (“Fixed Income Fund”)	Trust, A & B
Huntington Intermediate Government Income Fund (“Intermediate Government Income Fund”)	Trust, A & B
Huntington Michigan Tax-Free Fund (“Michigan Tax-Free Fund”)	Trust, A & B
Huntington Mortgage Securities Fund (“Mortgage Securities Fund”)	Trust, A & B
Huntington Ohio Tax-Free Fund (“Ohio Tax-Free Fund”)	Trust, A & B
Huntington Short/Intermediate Fixed Income Securities Fund (“Short/Intermediate Fixed Income Fund”)	Trust & A
  * Each class of shares has exclusive voting rights with respect to matters that affect just that class.
** On January 24, 2008, the Huntington Situs Small Cap Fund changed its name to the Huntington Situs Fund. The Situs Fund changed its name in connection with its changes in investment strategy to focus on Situs or geographical location, regardless of the market capitalization.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A. Investment Valuations
The price at which the Funds will offer or redeem shares is the net asset value (“NAV”) per share next determined after the order is considered received, subject to any applicable front end or contingent deferred sales charges.

The Trust calculates NAV for each of the Funds (other than the Money Market Funds) by valuing securities held based on market value. The Trust attempts to stabilize the NAV per share for each of the Money Market Funds at $1.00 per share by valuing its portfolio securities using the amortized cost method, which approximates market value.  Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

In computing the NAV, current market value is used to value portfolio securities with respect to which market quotations are readily available. Pursuant to policies approved by the Board of Trustees (“Trustees”), the Trust relies on certain security pricing services to provide current market value of securities. Those security pricing services value equity securities (including foreign equity securities) traded on a securities exchange at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. Foreign securities are subject to modification based on significant events, as described below. U.S. government obligations held by Mortgage Securities Fund are valued at the mean between the over-the-counter bid and asked prices furnished by the security pricing service. Except as noted above, debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, including zero-coupon securities, debt securities are valued at a bid price estimated by the security pricing service.  Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern Time), on the day the value of the foreign security is determined. Option contracts are generally valued at the mean of the bid and asked price as reported on the highest volume exchange (in terms of the number of options contracts traded for that issue) on which such options are traded. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Investments in other open-end investment companies are valued at the NAV.

Under certain circumstances, a good faith determination of the fair value of a security may be used instead of its current market value, even if the security’s market price is readily available.

Securities for which market quotations are not readily available are valued at their “fair value.” In these cases, a Pricing
Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security at issue (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. The final good faith fair valuation of a security is based on an analysis of those factors deemed relevant to the security valuation at issue. With respect to certain narrow categories of securities, the Pricing Committee’s procedures detail specific valuation methodologies to be used in lieu of considering the aforementioned list of factors.

The Funds may use the fair value of a security to calculate their NAV when a market price is not readily available, such as when: (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Funds’ investment adviser, Huntington Asset Advisors, Inc. (“Advisor”), determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating a Fund’s NAV in advance of the time when the NAV is calculated.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

The Funds’ Trustees have authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant. Since International Equity Fund invests primarily in foreign securities, it is most likely to be affected by this fair valuation methodology. Since the Real Strategies Fund, Rotating Markets Fund and Situs Fund invest some of their assets in foreign securities, they may be affected, although to a lesser extent.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Fair valuation determinations often involve the consideration of a number of subjective factors, and the fair value price may be higher or lower than a readily available market quotation.

B. Repurchase Agreements
The Funds may enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' Advisor to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees.  It is the policy of the Funds to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

C.  When-Issued and Delayed Transactions
The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

D.	Foreign Exchange Contracts
International Equity Fund, Real Strategies Fund and Situs Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Funds may also enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchase contracts are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the securities against currency fluctuations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency translations are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.  At March 31, 2008, the Funds did not have any foreign currency commitments outstanding.

E.	Foreign Currency Translation
Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. International Equity Fund, Real Strategies Fund and Situs Fund do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. Written Options Contracts
Certain of the Funds may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses.

The following is a summary of the Dividend Capture Fund’s written option activity for the period ended March 31, 2008:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2007	-	$ -
Options written	350	58,950
Options expired	-	-
Options closed	(150)	(23,550)
Options exercised	(100)	(15,200)
Outstanding at 3/31/2008	100	$ 20,200

At March 31, 2008, the Dividend Capture Fund had the following outstanding options:

WRITTEN OPTION CONTRACTS
Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation
Snap-on, Inc.	Call	June 2008	$ 55	100	$ 16,000	$ 4,200
NET UNREALIZED APPRECIATION ON WRITTEN OPTION CONTRACTS						$ 4,200

The following is a summary of the Growth Fund’s written option activity for the period ended March 31, 2008:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2007	-	$ -
Options written	1,055	202,074
Options expired	(1,055)	(202,074)
Options closed	-	-
Options exercised	-	-
Outstanding at 3/31/2008	-	$ -

At March 31, 2008, the Growth Fund had no outstanding options

The following is a summary of the Income Equity Fund’s written option activity for the period ended March 31, 2008:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2007	1,746	$ 360,940
Options written	-	-
Options expired	(483)	(90,320)
Options closed	-	-
Options exercised	-	-
Outstanding at 3/31/2008	1,263	$ 270,620

At March 31, 2008, Income Equity Fund had the following outstanding options:

WRITTEN OPTION CONTRACTS
Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation
Merck & Co., Inc.	Call	April 2008	$60	407	$ 1,017	$ 56,776
Molson Coors Brewing Co.	Call	April 2008	60	856	6,420	206,407
NET UNREALIZED APPRECIATION ON WRITTEN OPTION CONTRACTS						$ 263,183

The following is a summary of the New Economy Fund’s written option activity for the period ended March 31, 2008:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2007	-	$ -
Options written	200	252,897
Options expired	-	-
Options closed	(150)	(143,048)
Options exercised	-	-
Outstanding at 3/31/2008	50	$ 109,849

At March 31, 2008, the New Economy Fund had the following outstanding options:

WRITTEN OPTION CONTRACTS
Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Depreciation
First Solar, Inc.	Call	April 2008	$ 200	50	$ 177,500	$ (67,651)
NET UNREALIZED DEPRECIATION ON WRITTEN OPTION CONTRACTS						$ (67,651)

The following is a summary of the Real Strategies Fund’s written option activity for the period ended March 31, 2008:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2007	235	$ 40,884
Options written	4,192	1,189,310
Options expired	(1,598)	(288,701)
Options closed	(1,510)	(481,086)
Options exercised	(967)	(385,904)
Outstanding at 3/31/2008	352	$ 74,503

At March 31, 2008, the Real Strategies Fund had the following outstanding options:

WRITTEN OPTION CONTRACTS
Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation
AGCO Corp.	Call	April 2008	$75	132	$1,320	$25,343
Deere & Co.	Call	April 2008	100	90	675	10,755
Potash Corp. of Saskatchewan, Inc.	Call	April 2008	190	30	1,050	8,160
Sunpower Corp.	Call	April 2008	90	50	4,250	4,600
Transocean, Inc.	Call	April 2008	150	50	2,750	15,600
NET UNREALIZED APPRECIATION ON WRITTEN OPTION CONTRACTS						$64,458

The following is a summary of the Situs Fund’s written option activity for the period ended March 31, 2008:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2007	-	$ -
Options written	700	194,378
Options expired	(326)	(60,931)
Options closed	(100)	(19,700)
Options exercised	(74)	(11,618)
Outstanding at 3/31/2008	200	$ 102,129

At March 31, 2008, the Situs Fund had the following outstanding options.

WRITTEN OPTION CONTRACTS
Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation
Kinetic Concepts, Inc.	Put	April 2008	$50	100	$ 41,500	$ (14,070)
Polo Ralph Lauren Corp.	Call	July 2008	65	100	33,500	41,199
NET UNREALIZED APPRECIATION ON WRITTEN OPTION CONTRACTS						$ 27,129

G.       Securities Lending
To generate additional income, the Funds may lend a certain percentage of their total assets, to the extent permitted by the 1940 Act or the rules or regulations thereunder, on a short-term basis to certain brokers, dealers or other financial institutions. In determining whether to lend to a particular broker, dealer or financial institution, the Advisor will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the borrower. Any loans made will be continuously secured by collateral in cash at least equal to 100% of the value of the securities on loan for the Funds. Although the loan is fully collateralized, if a borrower defaults, a fund could lose money.  Information on the investment of cash collateral is shown in the table that follows. The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities on loan. In addition, the Funds retain all or a portion of the interest received on investment of collateral or receive a fee from the borrower. Collateral is marked-to-market daily. One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. There is also the risk that, when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. Loans are subject to termination by the Funds or the borrower at any time, and therefore, are not considered to be illiquid investments. PFPC Trust Co. (“PFPC”) serves as the sub-custodian for the securities lending program. PFPC retains a portion of the earnings from the investment and reinvestment of cash collateral and a portion of any loan fees paid by borrowers with respect to securities loans.

As of March 31, 2008, the following Funds had securities with the following market values on loan:

Fund	Market Value of Loaned Securities	Market Value of Collateral
Dividend Capture Fund	$ 25,486,162	$ 26,640,536
Growth Fund	26,668,789	27,254,771
Income Equity Fund	18,359,098	19,116,874
Mid Corp America Fund	27,495,052	28,133,136
New Economy Fund	22,790,936	23,546,741
Real Strategies Fund	4,851,393	5,063,360
Rotating Markets Fund	15,795,760	16,521,888
Situs Fund	25,423,086	26,190,138
Fixed Income Securities Fund	10,168,437	10,412,478
Intermediate Government Income Fund	10,606,552	10,759,338
Mortgage Securities Fund	2,385,439	2,451,386
Short/Intermediate Fixed Income Fund	5,603,505	5,688,990

As of March 31, 2008, cash collateral invested was as follows:

				Interest
	Master	Money	Time	Bearing
Fund	Note	Market Fund	Deposits	Cash	Total
Dividend Capture Fund	$1,085,928	$21,478,137	$2,362,288	$1,714,183	$ 26,640,536
Growth Fund	3,984,697	19,617,751	1,945,763	1,706,560	27,254,771
Income Equity Fund	3,992,079	13,339,969	834,941	949,885	19,116,874
Mid Corp America Fund	-	24,659,911	2,065,161	1,408,064	28,133,136
New Economy Fund	476,511	19,709,003	1,971,555	1,389,672	23,546,741
Real Strategies Fund	688,317	3,347,997	571,656	455,390	5,063,360
Rotating Markets Fund	-	12,835,895	2,191,671	1,494,322	16,521,888
Situs Fund	-	20,347,182	3,474,190	2,368,766	26,190,138
Fixed Income Securities Fund	-	8,089,479	1,381,243	941,756	10,412,478
Intermediate Government Income Fund	-	8,358,955	1,427,254	973,128	10,759,337
Mortgage Securities Fund	-	1,981,431	279,433	190,522	2,451,386
Short/Intermediate Fixed Income Fund	-	4,419,790	754,660	514,540	5,688,990

H. Restricted Securities
Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Trust’s Pricing Committee.

I.  Security Transactions and Related Income
During the period, investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date.

J. Other Information
Effective January 1, 2008, the Funds adopted Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.”  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.
One key component of the implementation of SFAS 157 included the development of a three-tier fair value hierarchy.  The basis of the tiers is dependant upon the various “inputs” used to determine the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:
•	Level 1 - quoted prices in active markets for identical assets.
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2008:

			LEVEL 2 - Other Significant		LEVEL 3 - Significant
	LEVEL 1 - Quoted Prices		Observable Inputs		Unobservable Inputs		Total
	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial
Fund Name	in Securities	Investments*	in Securities	Investments*	in Securities	Investments*	in Securities	Investments*
Money Market Fund	$ 5,000,000	$ -	$ 1,264,558,784	$ -	$ -	$ -	$ ,269,558,784	$ -
Ohio Municipal Money Market Fund	$ 6,682,073	$ -	$ 276,131,884	$ -	$ -	$ -	$ 282,813,957	$ -
Tax-Free Money Market Fund	$ 5,113,823	$ -	$ 74,514,023	$ -	$ -	$ -	$ 79,627,846	$ -
U.S Treasury Money Market Fund	$ -	$ -	$ 791,481,908	$ -	$ -	$ -	$ 791,481,908	$ -
Dividend Capture Fund	$ 114,365,123	$ 4,200	$ 26,640,536	$ -	$ -	$ -	$ 141,005,659	$ 4,200
Growth Fund	$ 225,892,229	$ -	$ 27,254,771	$ -	$ -	$ -	$ 253,147,000	$ -
Income Equity Fund	$ 153,183,132	$ 263,183	$ 19,116,874	$ -	$ -	$ -	$ 172,300,006	$ 263,183
International Equity Fund	$ 65,655,473	$ -	$ 257,023,728	$ -	$ -	$ -	$ 322,679,201	$ -
Macro 100 Fund	$ 28,552,485	$ -	$ -	$ -	$ -	$ -	$ 28,552,485	$ -
Mid Corp America Fund	$ 147,009,930	$ -	$ 28,133,136	$ -	$ -	$ -	$ 175,143,066	$ -
New Economy Fund	$ 99,415,701	$ (67,651)	$ 24,837,745	$ -	$ -	$ -	$ 124,253,446	$ (67,651)
Real Strategies Fund	$ 49,643,406	$ 64,458	$ 11,547,770	$ -	$ -	$ -	$ 61,191,176	$ 64,458
Rotating Markets Fund	$ 50,977,931	$ -	$ 16,521,888	$ -	$ -	$ -	$ 67,499,819	$ -
Situs Fund	$ 111,371,889	$ 27,129	$ 40,661,526	$ -	$ -	$ -	$ 152,033,415	$ 27,129
Fixed Income Fund	$ 9,483,206	$ -	$ 188,714,796	$ -	$ -	$ -	$ 198,198,002	$ -
Intermediate Government Income Fund	$ 3,647,773	$ -	$ 122,930,737	$ -	$ -	$ -	$ 126,578,510	$ -
Michigan Tax-Free Fund	$ 247,224	$ -	$ 11,980,174	$ -	$ -	$ -	$ 12,227,398	$ -
Mortgage Securities Fund	$ 9,901,795	$ -	$ 80,300,360	$ -	$ -	$ -	$ 90,202,155	$ -
Ohio Tax-Free Fund	$ 325,346	$ -	$ 36,322,300	$ -	$ -	$ -	$ 36,647,646	$ -
Short/Intermediate Fixed Income Fund	$ 4,666,165	$ -	$ 84,288,225	$ -	$ -	$ -	$ 88,954,390	$ -
* Other financial instruments are derivative instruments not reflected in the Portfolios of investments, such as options, which are valued at the unrealized appreciation/(depreciation) on the investment.

K. General
Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in certain affiliated money markets funds which are managed by the Advisor.  A summary of each Fund’s investment in such affiliated money market funds (Huntington Money Market Fund) is set forth below:

		Share Activity
Fund	12/31/07 Balance	Purchases	Sales	3/31/08 Balance	Income
Dividend Capture Fund	$ 538,124	$ 6,977,693	$ (5,919,976)	$ 1,595,841	$ 6,525
Growth Fund	6,006,198	14,845,089	(4,483,048)	16,368,239	84,821
Income Equity Fund	1,598,478	3,146,389	(4,110,639)	634,228	10,972
Macro 100 Fund	804,498	3,569,844	(3,841,781)	532,561	3,558
Mid Corp America Fund	6,424,192	9,561,513	(12,458,999)	3,526,706	41,211
New Economy Fund	10,479,574	14,140,592	(17,337,255)	7,282,911	55,735
Real Strategies Fund	5,958,210	16,737,276	(14,127,500)	8,567,986	55,780
Rotating Markets Fund	1,891,032	8,583,411	(8,148,826)	2,325,617	19,583
Situs Fund	1,760,260	13,677,882	(10,874,276)	4,563,866	35,283
Fixed Income Fund	9,134,936	22,582,714	(25,985,151)	5,732,499	61,839
Intermediate Government Income Fund	2,262,283	12,802,387	(11,416,897)	3,647,773	18,435
Mortgage Securities Fund	1,460,058	4,709,832	(4,939,427)	1,230,463	11,648
Short/Intermediate Fixed Income Fund	1,704,855	10,650,180	(7,688,869)	4,666,166	16,158

    THE FOLLOWING REPORT RELATES TO THE HUNTINGTON FUNDS’ VARIABLE ANNUITY PORTFOLIOS.

Huntington VA Dividend Capture Fund
Portfolio of Investments
March 31, 2008 (unaudited)

Shares		Value
Common Stocks—58.6%
Consumer Discretionary— 3.5%
11,500	CBS Corp., Class B	$253,920
8,500	Newell Rubbermaid, Inc.	194,395
7,500	Sherwin-Williams Co.	382,800
5,500	Snap-on, Inc.	279,675
4,000	The Stanley Works	190,480
13,000	The Walt Disney Co.(a)	407,940

		1,709,210

Consumer Staples— 4.9%
17,000	ConAgra Foods, Inc.	407,150
5,500	Molson Coors Brewing Co., Class B	289,135
6,000	Reynolds American, Inc.	354,180
22,000	SUPERVALU, Inc.	659,560
13,000	The J.M. Smucker Co.	657,930

		2,367,955

Energy— 2.0%
3,000	Chevron Texaco Corp.	256,080
6,500	ConocoPhillips	495,365
3,000	ENI SPA	204,330

		955,775

Financials— 11.8%
28,500	American Capital Strategies Ltd.(a)	973,560
10,500	Bank of America Corp.(a)	398,055
12,750	Chubb Corp.	630,870
5,500	Citigroup, Inc.	117,810
10,000	Hartford Financial Services Group, Inc.	757,700
5,500	JPMorgan Chase & Co.	236,225
17,000	KeyCorp	373,150
7,500	Lincoln National Corp.	390,000
6,000	Morgan Stanley	274,200
3,000	Prudential Financial, Inc.	234,750
9,500	The Travelers Cos., Inc.	454,575
8,500	Wachovia Corp.(a)	229,500
4,000	Washington Mutual, Inc.(a)	41,200
22,500	Wells Fargo & Co.(a)	654,750

		5,766,345

Health Care— 5.2%
8,000	Eli Lilly & Co.	412,720
7,000	Johnson & Johnson	454,090
14,500	Merck & Co., Inc.	550,275
37,000	Pfizer, Inc.	774,410
8,500	Wyeth	354,960

		2,546,455

Industrials— 8.5%
20,500	Cooper Industries Ltd., Class A	823,075
7,500	CSX Corp.	420,525
4,250	Eastman Chemical Co.	265,413
7,500	Eaton Corp.	597,525
6,000	Lockheed Martin Corp.(a)	595,800
4,000	Northrop Grumman Corp.	311,240
21,000	R.R. Donnelley & Sons Co.	636,510
8,000	Raytheon Co.	516,880

		4,166,968

Materials— 1.4%
2,500	Air Products & Chemical, Inc.(a)	230,000
21,000	RPM International, Inc.	439,740

		669,740

Real Estate Investment Trusts— 13.6%
9,443	Apartment Investment & Management Co.	338,154
Shares		Value
Common Stocks (Continued)
Real Estate Investment Trusts (Continued)
13,500	Brandywine Realty Trust	$228,960
10,000	CBL & Associates Properties, Inc.	235,300
7,000	Entertainment Properties Trust	345,310
10,500	Equity Residential	435,645
11,000	First Industrial Realty Trust, Inc.(a)	339,790
10,000	HCP, Inc.(a)	338,100
8,000	Highwoods Properties, Inc.	248,560
11,000	Hospitality Properties Trust	374,220
21,000	Host Hotels & Resorts, Inc.(a)	334,320
13,000	Lexington Realty Trust	187,330
14,000	Liberty Property Trust	435,540
4,000	Mack-Cali Realty Corp.	142,840
3,000	Mid-America Apartment Communities, Inc.	149,520
20,000	National Retail Properties, Inc.(a)	441,000
8,782	One Liberty Properties, Inc.	141,302
10,000	ProLogis	588,600
8,000	Realty Income Corp.(a)	204,960
6,500	Simon Property Group, Inc.	603,915
15,000	Weingarten Realty Investors	516,600

		6,629,966

Technology— 2.7%
9,500	Accenture Ltd., Class A	334,115
9,000	Hewlett-Packard Co.	410,940
5,000	International Business Machines Corp.	575,700

		1,320,755

Telecommunications— 2.5%
15,500	AT&T, Inc.(a)	593,650
7,500	Embarq Corp.	300,750
8,500	Verizon Communications, Inc.(a)	309,825

		1,204,225

Utilities— 2.5%
14,000	Consolidated Edison, Inc.	555,800
19,500	Duke Energy Corp.(a)	348,075
15,500	Xcel Energy, Inc.	309,225

		1,213,100

Total Common Stocks (Cost $30,911,467)		28,550,494

Preferred Stocks—37.9%
Consumer Discretionary— 1.8%
35,000	Comcast Corp., 7.000%	859,950

Financials— 29.6%
45,000	ABN Amro Capital Funding Trust V, 5.900%	893,700
15,000	ACE Ltd., Series C, 7.800%	371,100
22,000	American International Group, Series A-4, 6.450%	507,320
14,000	ASBC Capital I, 7.625%	348,600
21,000	BAC Capital Trust XII, 6.875%	496,860
12,000	Barclays Bank PLC, Series 2, 6.625%	284,760
28,000	Citigroup Capital Trust VIII, 6.950%	611,800
4,000	Fleet Capital Trust VIII, 7.200%	96,000
22,492	Goldman Sachs Group, Inc., Series B, 6.200%(a)	536,884
28,000	HSBC Holdings PLC, Series A, 6.200%	608,720
45,000	ING Groep NV, 6.125%	949,050

Shares		Value
Preferred Stocks (Continued)
Financials (Continued)
25,000	JPMorgan Chase & Co., Series X, 7.000%(a)	$617,500
33,000	KeyCorp Capital VIII, 7.000%(a)	687,720
23,000	Lehman Brothers Holdings, Inc., 6.500%	422,740
25,000	Merrill Lynch & Co. Capital Trust V, 7.280%(a)	535,000
18,000	MetLife, Inc., Series B, 6.500%	412,920
38,000	Morgan Stanley Capital Trust, 6.600%	813,200
31,000	National City Capital Trust II, 6.625%	523,900
13,613	PLC Capital Trust IV, 7.250%	321,675
27,675	Prudential PLC, 6.500%	647,872
34,188	RenaissanceRe Holdings Ltd., Series B, 7.300%	745,640
10,000	RenaissanceRe Holdings Ltd., Series C, 6.080%	189,500
35,000	Royal Bank of Scotland Group PLC, Series N, 6.350%	772,800
22,000	SLM Corp., 6.000%	369,600
35,000	The Bank of New York, Inc. Capital V, 7.800%	750,750
10,000	Wells Fargo Capital Trust II, 7.000%	240,700
30,000	Wells Fargo Capital Trust VIII, 5.850%	653,700

		14,410,011

Real Estate Investment Trusts— 2.5%
7,000	ProLogis Trust, Series F, 6.750%	162,890
52,000	Public Storage, Series F, 6.450%	1,058,200

		1,221,090

Telecommunications— 1.0%
20,000	AT&T, Inc., 6.375%	499,600

Utilities— 3.0%
37,000	BGE Capital Trust II, 6.200%	839,530
25,000	FPL Group Capital, Inc., Series A, 6.600%(a)	627,750

		1,467,280

Total Preferred Stocks (Cost $20,719,611)		18,457,931

Mutual Funds—2.3%
Exchange Traded Funds— 2.3%
21,000	AMEX Technology SPDR	473,550
5,000	S&P Depositary Receipt(a)	658,500

Total Mutual Funds (Cost $931,242)		1,132,050

Cash Equivalents—0.8%
382,810	Huntington Money Market Fund, Interfund Shares, 1.94% (b)(c)	382,810

Total Cash Equivalents (Cost $382,810)		382,810

Short-Term Securities Held As Collateral For Securities Lending—17.9%
	Pool of various securities for the Huntington Funds	8,752,216

Total Short-Term Securities Held As Collateral For Securities Lending (Cost $8,752,216)		8,752,216

Total Investments (Cost $61,697,346) — 117.5%		57,275,501

Liabilities in Excess of Other Assets — (17.5)%		(8,527,274)

Net Assets — 100.0%		$48,748,227

(a)	All or part of the security was on loan as of March 31, 2008.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of March 31, 2008.
PLC	Public Liability Co.

See Notes to Portfolio of Investments.

Huntington VA Growth Fund
Portfolio of Investments
March 31, 2008 (unaudited)

Shares		Value
Common Stocks—95.4%
Consumer Discretionary— 5.3%
7,940	McDonald's Corp.(a)	$442,814
6,800	Nike, Inc., Class B	462,400
6,000	The TJX Co., Inc.	198,420

		1,103,634

Consumer Staples— 12.7%
4,250	British American Tobacco PLC ADR	321,938
2,200	Bunge Ltd.	191,136
8,855	Colgate-Palmolive Co.	689,893
2,340	CVS Corp.(a)	94,793
6,100	Molson Coors Brewing Co., Class B	320,677
5,300	PepsiCo, Inc.	382,660
6,055	Procter & Gamble Co.	424,274
2,180	Wimm-Bill-Dann Foods ADR	223,406

		2,648,777

Energy— 17.1%
6,500	Anadarko Petroleum Corp.	409,695
3,550	Devon Energy Corp.(a)	370,372
7,690	Exxon Mobil Corp.	650,420
3,100	Hess Corp.	273,358
4,000	Murphy Oil Corp.	328,560
3,200	Noble Energy, Inc.	232,960
9,490	Occidental Petroleum Corp.	694,383
1,950	Transocean, Inc.*	263,640
4,700	Weatherford International, Inc.*	340,609

		3,563,997

Financials— 4.9%
6,300	Banco Bradesco S.A. ADR	174,888
1	Berkshire Hathaway, Inc., Class A*	133,400
1,900	BlackRock, Inc.(a)	387,942
8,100	NASDAQ Stock Market, Inc.*	313,146

		1,009,376

Health Care— 15.8%
4,725	Abbott Laboratories	260,584
2,240	Alcon, Inc.	318,640
7,855	Baxter International, Inc.	454,176
11,400	Bristol-Myers Squibb Co.	242,820
9,000	Gilead Sciences, Inc.*(a)	463,770
11,200	Novo-Nordisk A/S	775,488
8,460	Schering-Plough Corp.	121,909
3,465	Stryker Corp.	225,398
4,000	Teva Pharmaceutical Industries Ltd. ADR	184,760
4,375	Thermo Fisher Scientific, Inc.*(a)	248,675

		3,296,220

Industrials— 7.8%
4,300	Emerson Electric Co.(a)	221,278
9,500	General Electric Co.	351,595
2,000	L-3 Communications Holdings, Inc.	218,680
3,175	Lockheed Martin Corp.(a)	315,277
6,650	Manitowoc Co.	271,320
2,000	Union Pacific Corp.	250,760

		1,628,910

Materials— 5.2%
3,500	ArcelorMittal, Class A(a)	286,300
1,182	Freeport-McMoran Copper & Gold, Inc., Class B	113,732
3,100	Monsanto Co.	345,650
3,850	Praxair, Inc.	324,285

		1,069,967

Shares		Value
Common Stocks (Continued)
Technology— 21.1%
4,260	Amphenol Corp., Class A	$158,685
2,775	Apple Computer, Inc.*(a)	398,212
12,300	Cisco Systems, Inc.*	296,307
14,300	Corning, Inc.(a)	343,772
9,000	EMC Corp.*	129,060
2,700	Genzyme Corp.*	201,258
380	Google, Inc., Class A*(a)	167,379
3,800	Harris Corp.	184,414
9,912	Hewlett-Packard Co.	452,582
2,675	International Business Machines Corp.	307,999
10,000	LG Display Co. Ltd. ADR(a)	223,300
4,035	MEMC Electronic Materials, Inc.*	286,082
16,220	Microsoft Corp.	460,324
2,600	Nokia Oyj ADR	82,758
28,600	Oracle Corp.*	559,416
1,300	Research In Motion Ltd.*	145,899

		4,397,447

Telecommunications— 1.4%
9,500	Vodafone Group PLC ADR	280,345

Utilities— 4.1%
3,715	FirstEnergy Corp.(a)	254,923
4,775	FPL Group, Inc.	299,584
7,590	NRG Energy, Inc.*(a)	295,934

		850,441

Total Common Stocks (Cost $17,634,422)		19,849,114

Cash Equivalents—5.0%
1,047,456	Huntington Money Market Fund, Interfund Shares, 1.94% (b)(c)	1,047,456

Total Cash Equivalents (Cost $1,047,456)		1,047,456

Short-Term Securities Held As Collateral For Securities Lending—23.7%
	Pool of various securities for the Huntington Funds	4,929,071

Total Short-Term Securities Held As Collateral For Securities Lending (Cost $4,929,071)		4,929,071

Total Investments (Cost $23,610,949) — 124.1%		25,825,641

Liabilities in Excess of Other Assets — (24.1)%		(5,012,140)

Net Assets — 100.0%		$20,813,501

(a)	All or part of the security was on loan as of March 31, 2008.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of March 31, 2008.
*	Non-income producing security.
ADR	American Depositary Receipt
PLC	Public Liability Co.
See Notes to Portfolio of Investments.

Huntington VA Income Equity Fund
Portfolio of Investments
March 31, 2008 (unaudited)

Shares		Value
Common Stocks—99.6%
Consumer Discretionary— 7.6%
32,200	CBS Corp., Class B	$710,976
17,600	D.R. Horton, Inc.	277,200
13,400	Gannett Co., Inc.	389,270
13,900	Lennar Corp., Class A(a)	261,459
14,200	Royal Caribbean Cruises Ltd.	467,180
14,500	The Gap, Inc.(a)	285,360

		2,391,445

Consumer Staples— 10.8%
19,600	Archer-Daniels-Midland Co.(a)	806,736
18,600	ConAgra Foods, Inc.	445,470
11,200	General Mills, Inc.	670,656
17,700	Molson Coors Brewing Co., Class B	930,489
38,200	Sara Lee Corp.	534,036

		3,387,387

Energy— 5.6%
5,700	Chevron Texaco Corp.	486,552
7,100	ConocoPhillips	541,091
4,800	Occidental Petroleum Corp.(a)	351,216
8,700	Progress Energy, Inc.	362,790

		1,741,649

Financials— 21.5%
12,000	Bank of America Corp.(a)	454,920
28,400	BB&T Corp.	910,504
12,000	Cincinnati Financial Corp.	456,480
15,400	Citigroup, Inc.	329,868
19,300	JPMorgan Chase & Co.	828,935
11,600	Lehman Brothers Holdings, Inc.	436,624
32,700	MBIA, Inc.(a)	399,594
30,400	Regions Financial Corp.(a)	600,400
9,500	The Travelers Cos., Inc.	454,575
13,100	U.S. Bancorp	423,916
8,700	Unitrin, Inc.	307,458
26,300	Wachovia Corp.(a)	710,100
14,400	Wells Fargo & Co.(a)	419,040

		6,732,414

Health Care— 11.1%
8,000	Eli Lilly & Co.	412,720
14,700	Johnson & Johnson	953,589
10,300	Merck & Co., Inc.	390,885
28,000	Pfizer, Inc.	586,040
11,600	Sanofi-Aventis ADR	435,464
16,400	Wyeth	684,864

		3,463,562

Industrials— 15.0%
9,300	Avery Dennison Corp.	458,025
8,700	Dover Corp.	363,486
6,900	Eaton Corp.	549,723
13,600	General Electric Co.	503,336
17,700	Ingersoll Rand Co.	789,066
6,900	L-3 Communications Holdings, Inc.	754,446
12,800	Parker Hannifin Corp.	886,656
13,200	R.R. Donnelley & Sons Co.	400,092

		4,704,830

Materials— 4.3%
7,500	Du Pont (E.I.) de Nemours & Co.	350,700
5,500	PPG Industries, Inc.	332,805
18,400	The Dow Chemical Co.(a)	678,040

		1,361,545

Real Estate Investment Trusts— 3.1%
8,200	HCP, Inc.	277,242
Shares		Value
Common Stocks (Continued)
Real Estate Investment Trusts (Continued)
8,500	Hospitality Properties Trust	$289,170
11,400	Mack-Cali Realty Corp.	407,094

		973,506

Technology— 11.1%
13,200	Hewlett-Packard Co.	602,712
5,800	International Business Machines Corp.	667,812
15,700	Nokia Oyj ADR	499,731
15,800	Oracle Corp.*	309,048
11,300	Tyco Electronics Ltd.	387,816
14,500	United Technologies Corp.	997,890

		3,465,009

Telecommunications— 5.3%
15,900	AT&T, Inc.(a)	608,970
13,300	BT Group PLC ADR	573,230
29,700	Deutsche Telecom AG ADR	492,426

		1,674,626

Utilities— 4.2%
8,500	Consolidated Edison, Inc.	337,450
8,800	DTE Energy Co.	342,232
16,900	NiSource, Inc.	291,356
22,500	TECO Energy, Inc.(a)	358,875

		1,329,913

Total Common Stocks (Cost $31,409,691)		31,225,886

Cash Equivalents—0.3%
101,057	Huntington Money Market Fund, Interfund Shares, 1.94% (b)(c)	101,057
Total Cash Equivalents (Cost $101,057)		101,057

Short-Term Securities Held As Collateral For Securities Lending—19.6%
	Pool of various securities for the Huntington Funds	6,152,518

Total Short-Term Securities Held As Collateral For Securities Lending (Cost $6,152,518)		6,152,518

Total Investments (Cost $37,663,266) — 119.5%		37,479,461

Liabilities in Excess of Other Assets — (19.5)%		(6,111,794)

Net Assets — 100.0%		$31,367,667

(a)	All or part of the security was on loan as of March 31, 2008.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of March 31, 2008.
*	Non-income producing security.
ADR	American Depositary Receipt
PLC	Public Liability Co.

See Notes to Portfolio of Investments.

Huntington VA International Equity Fund
Portfolio of Investments
March 31, 2008 (unaudited)

Shares		Value
Common Stocks—86.4%
Canada— 2.0%
Energy— 2.0%
3,870	EnCana Corp.	$293,153

Finland— 1.5%
Technology— 1.5%
7,000	Nokia Oyj ADR	222,810

France— 11.2%
Consumer Discretionary— 1.7%
6,200	Vivendi	242,237

Consumer Staples— 2.9%
2,800	Groupe DANONE	250,355
9,280	Groupe DANONE ADR	166,575

		416,930

Energy— 2.3%
4,500	Total SA ADR	333,045

Financials— 2.4%
9,709	AXA ADR	350,592

Utilities— 1.9%
4,320	Suez SA ADR	284,559

		1,627,363

Germany— 5.5%
Health Care— 1.6%
3,200	Stada Arzneimittel AG	233,028

Technology— 2.2%
6,350	SAP AG ADR	314,769

Utilities— 1.7%
3,900	E.ON AG ADR	243,240

		791,037

Ireland— 2.1%
Financials— 2.1%
4,235	Allied Irish Banks PLC	182,867
8,500	Anglo Irish Bank Corp. PLC	113,384

		296,251

Italy— 1.7%
Industrials— 1.7%
7,100	Finmeccanica SPA	241,423

Japan— 20.0%
Consumer Discretionary— 6.2%
7,010	Honda Motor Co. Ltd. ADR	201,958
8,590	Matsushita Electric Industrial Co. ADR	186,489
500	Nintendo Co. Ltd.	257,877
14,575	Sharp Corp. ADR	248,053

		894,377

Consumer Staples— 3.6%
26,800	Ajinomoto Co., Inc.	271,603
3,300	Unicharm Corp.	241,391

		512,994

Financials— 1.7%
28,758	Mitsubishi UFJ Financial Group, Inc. ADR	250,194

Health Care— 1.8%
7,100	Eisai Co. Ltd.	242,224
450	Eisai Co. Ltd. ADR	15,371

		257,595

Industrials— 4.7%
2,400	FANUC Ltd.	228,296
1,225	KOMATSU Ltd. ADR	136,118
Shares		Value
Common Stocks (Continued)
Japan (Continued)
Industrials (Continued)
3,000	KOMATSU Ltd.	$83,233
2,385	Secom Ltd. ADR	231,947

		679,594

Technology— 2.0%
6,351	Canon, Inc. ADR	294,496

		2,889,250

Mexico— 1.4%
Materials— 1.4%
7,863	Cemex S.A.B. de C.V. ADR	205,382

Netherlands— 6.4%
Consumer Discretionary— 2.1%
8,125	Koninklijke (Royal) Phillips Electronics NV	311,512

Financials— 2.6%
9,908	ING Groep NV ADR	370,262

Industrials— 1.7%
6,645	TNT NV ADR	247,757

		929,531

Netherlands Antilles— 1.7%
Energy— 1.7%
2,780	Schlumberger Ltd.	241,860

Norway— 2.0%
Telecommunications— 2.0%
15,332	Telenor ASA	293,670

Singapore— 3.6%
Industrials— 1.3%
26,000	Keppel Corp. Ltd.	187,050

Telecommunications— 2.3%
12,005	Singapore Telecommunications ADR	340,599

		527,649

Spain— 3.4%
Financials— 1.5%
9,750	Banco Bilbao Vizcaya Argentaria SA ADR	214,402

Telecommunications— 1.9%
3,274	Telefonica SA ADR	283,234

		497,636

Sweden— 2.6%
Financials— 1.3%
6,800	Swedbank AB, Class A	190,606

Industrials— 1.3%
11,000	Sandvik AB	191,204

		381,810

Switzerland— 6.0%
Health Care— 3.1%
6,090	Novartis AG ADR	311,991
750	Roche Holding AG	141,177

		453,168

Materials— 2.9%
7,130	Syngenta AG ADR	417,176

		870,344

United Kingdom— 15.3%
Consumer Discretionary— 2.2%
23,650	Pearson PLC ADR	321,167

Consumer Staples— 4.8%
4,518	Cadbury Schweppes PLC ADR	199,786
Shares		Value
Common Stocks (Continued)
United Kingdom (Continued)
Consumer Staples (Continued)
23,000	Tate & Lyle PLC	$246,463
11,074	Tesco PLC ADR	250,251

		696,500

Energy— 2.1%
2,650	BG Group PLC ADR	307,325

Financials— 2.0%
8,500	Standard Chartered PLC	290,457

Health Care— 1.0%
3,245	GlaxoSmithKline PLC ADR	137,685

Industrials— 1.5%
27,600	Rolls-Royce Group PLC	220,721

Utilities— 1.7%
8,525	Scottish & Southern Energy ADR	237,889

		2,211,744

Total Common Stocks (Cost $11,456,159)		12,520,913

Mutual Funds—4.4%
Management Investment Operation— 4.4%

6,000	iShares MSCI Hong Kong Index Fund	107,700
4,500	iShares MSCI Japan Index Fund	55,665
16,600	iShares MSCI Malaysia Index Fund	196,710
9,800	iShares MSCI Taiwan	155,330
3,013	Morgan Stanley India Fund	114,162

Total Mutual Funds (Cost $585,802)		629,567

Total Investments (Cost $12,041,961) — 90.8%		13,150,480

Other Assets in Excess of Liabilities — 9.2%		1,337,027

Net Assets — 100.0%		$14,487,507

ADR	American Depositary Receipt
PLC	Public Liability Co.

See Notes to Portfolio of Investments.

Huntington VA Macro 100 Fund
Portfolio of Investments
March 31, 2008 (unaudited)

Shares		Value
Common Stocks—96.7%
Consumer Discretionary— 15.2%
900	Apollo Group, Inc., Class A*	$38,880
2,500	AutoNation, Inc.*	37,425
3,800	eBay, Inc.*	113,392
1,200	Ecolab, Inc.	52,116
2,100	Family Dollar Stores, Inc.	40,950
900	Fortune Brands, Inc.	62,550
1,700	Hasbro, Inc.	47,430
1,000	International Flavors & Fragrances, Inc.	44,050
1,500	International Game Technology	60,315
2,400	Johnson Controls, Inc.	81,120
2,100	Liz Claiborne, Inc.	38,115
900	Meredith Corp.	34,425
3,000	Staples, Inc.	66,330
1,400	The Hershey Co.	52,738
2,100	The TJX Co., Inc.	69,447
100	The Washington Post Co., Class B	66,150
2,900	United Parcel Service, Inc., Class B	211,758
1,000	UST, Inc.	54,520
2,100	Yum! Brands, Inc.	78,141

		1,249,852

Consumer Staples— 11.0%
2,000	Avon Products, Inc.	79,080
1,800	Dean Foods Co.	36,162
1,300	Kellogg Co.	68,328
1,300	McCormick & Co., Inc.	48,061
6,000	Procter & Gamble Co.	420,420
1,800	SUPERVALU, Inc.	53,964
2,600	Sysco Corp.	75,452
900	The Clorox Co.	50,976
1,100	Wm. Wrigley Jr. Co.	69,124

		901,567

Energy— 14.1%
1,100	Apache Corp.	132,902
1,900	Chesapeake Energy Corp.	87,685
1,400	Devon Energy Corp.	146,062
800	Entergy Corp.	87,264
1,000	EOG Resources, Inc.	120,000
900	Integrys Energy Group, Inc.	41,976
2,300	Marathon Oil Corp.	104,880
900	Murphy Oil Corp.	73,926
900	Noble Energy, Inc.	65,520
1,600	PPL Corp.	73,472
1,400	Progress Energy, Inc.	58,380
900	Range Resources Corp.	57,105
1,800	XTO Energy, Inc.	111,348

		1,160,520

Financials— 20.2%
1,400	ACE Ltd.	77,084
2,100	Allstate Corp.	100,926
1,700	AFLAC, Inc.	110,415
9,200	Bank of America Corp.	348,772
1,300	Cincinnati Financial Corp.	49,452
2,600	H&R Block, Inc.	53,976
3,200	Hudson City Bancorp, Inc.	56,576
2,300	KeyCorp	50,485
2,000	Marshall & Ilsley Corp.	46,400
1,900	Paychex, Inc.	65,094
3,400	Progressive Corp.	54,638
1,000	Safeco Corp.	43,880
1,400	SunTrust Banks, Inc.	77,196
800	Torchmark Corp.	48,088
Shares		Value
Common Stocks (Continued)
Financials (Continued)
5,100	U.S. Bancorp	$165,036
5,600	Wachovia Corp.	151,200
3,300	Western Union Co.	70,191
1,400	XL Capital Ltd., Class A	41,370
1,000	Zions Bancorp	45,550

		1,656,329

Health Care— 13.1%
1,900	Aetna, Inc.	79,971
1,000	Becton, Dickinson & Co.	85,850
600	C.R. Bard, Inc.	57,840
2,900	Gilead Sciences, Inc.*	149,437
6,300	Johnson & Johnson	408,681
3,300	Mylan Laboratories, Inc.	38,280
1,300	Patterson Cos., Inc.*	47,190
1,000	Sigma-Aldrich Corp.	59,650
1,100	Stryker Corp.	71,555
1,000	Zimmer Holdings, Inc.*	77,860

		1,076,314

Industrials— 8.1%
2,100	3M Co.	166,215
3,800	Allied Waste Industries, Inc.*	41,078
1,100	Fedex Corp.	101,937
700	Jacobs Engineering Group, Inc.*	51,513
2,600	Masco Corp.	51,558
1,200	Pall Corp.	42,084
1,500	Pitney Bowes, Inc.	52,530
700	Ryder System, Inc.	42,637
700	The Black & Decker Corp.	46,270
2,200	Waste Management, Inc.	73,832

		669,654

Materials— 2.3%
1,000	Ball Corp.	45,940
1,600	Pactiv Corp.*	41,936
1,200	Praxair, Inc.	101,076

		188,952

Technology— 10.2%
900	Affiliated Computer Services, Inc.*	45,099
1,600	BMC Software, Inc.*	52,032
1,800	Cognizant Technology Solutions Corp., Class A*	51,894
7,000	Dell, Inc.*	139,440
1,500	Electronic Arts, Inc.*	74,880
1,100	Fiserv, Inc.*	52,899
1,100	Genzyme Corp.*	81,994
2,100	Intuit, Inc.*	56,721
2,800	Jabil Circuit, Inc.	26,488
1,300	Lexmark International, Inc.*	39,936
1,900	SanDisk Corp.*	42,883
3,900	Symantec Corp.*	64,818
2,000	Total System Services, Inc.	47,320
4,400	Xerox Corp.	65,868

		842,272

Telecommunications— 0.6%
3,900	Windstream Corp.	46,605

Utilities— 1.9%
1,500	Consolidated Edison, Inc.	59,550

Shares		Value
Common Stocks (Continued)
Utilities (Continued)
2,700	Southern Co.	$96,147

		155,697

Total Common Stocks (Cost $8,161,466)		7,947,762

Cash Equivalents—3.2%
263,917	Huntington Money Market Fund, Interfund Shares, 1.94% (a)(b)	263,917

Total Cash Equivalents (Cost $263,917)		263,917

Total Investments (Cost $8,425,383) — 99.9%		8,211,679

Other Assets in Excess of Liabilities — 0.1%		6,636

Net Assets — 100.0%		$8,218,315

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of March 31, 2008.
*	Non-income producing security.

See Notes to Portfolio of Investments.

Huntington VA Mid Corp America Fund
Portfolio of Investments
March 31, 2008 (unaudited)

Shares		Value
Common Stocks—90.3%
Consumer Discretionary— 5.9%
3,600	Abercrombie & Fitch Co., Class A (a)	$263,304
4,350	AnnTaylor Stores Corp. *(a)	105,183
3,800	BorgWarner, Inc.	163,514
3,810	Fidelity National Title Group, Inc., Class A	69,837
2,000	Hanover Insurance Group, Inc.	82,280
4,200	Liz Claiborne, Inc. (a)	76,230
5,558	Nordstrom, Inc.	181,191
700	Polo Ralph Lauren Corp. (a)	40,803
3,000	Republic Services, Inc., Class A	87,720
4,482	Royal Caribbean Cruises Ltd.	147,458
3,300	Sonic Automotives, Inc.	67,815
1,493	The Stanley Works	71,097
1,400	UniFirst Corp.	51,926
1,030	Whirlpool Corp. (a)	89,383
1,000	Wolverine World Wide, Inc.	29,010
3,400	Zales Corp. *(a)	67,184

		1,593,935

Consumer Staples— 2.7%
5,830	Church & Dwight Co., Inc. (a)	316,219
2,600	Constellation Brands, Inc. *	45,942
2,911	Ralcorp Holding, Inc. *	169,275
2,200	Smithfield Foods, Inc. *	56,672
4,934	SUPERVALU, Inc.	147,921

		736,029

Energy— 11.4%
900	Baker Hughes, Inc.	61,650
13,058	Chesapeake Energy Corp. (a)	602,627
1,400	Forest Oil Corp. *	68,544
4,400	Helmerich & Payne, Inc.	206,228
1,133	Mariner Energy, Inc. *	30,602
3,800	Murphy Oil Corp.	312,132
4,400	National Fuel Gas Co.	207,724
8,084	Noble Energy, Inc.	588,515
1,300	Smith International, Inc.	83,499
11,700	Spectra Energy Corp.	266,175
1,743	Unit Corp. *	98,741
7,214	Weatherford International, Inc. *	522,799

		3,049,236

Financials— 8.9%
1,400	AMCORE Financial, Inc.	28,490
3,084	AmeriCredit Corp. *(a)	31,056
2,500	BancorpSouth, Inc.	57,900
2,266	BOK Financial Corp.	118,353
1,900	Cincinnati Financial Corp.	72,276
4,259	City National Corp. (a)	210,650
2,900	First American Financial Corp.	98,426
2,000	FirstMerit Corp.	41,320
1,121	Fulton Financial Corp.	13,777
5,100	Genworth Financial, Inc.	115,464
2,767	Legg Mason, Inc.	154,897
5,300	Lincoln National Corp.	275,600
1,700	M&T Bank Corp.	136,816
2,630	Nationwide Financial Services, Inc.	124,346
7,436	Old Republic International Corp.	95,999
4,723	Protective Life Corp.	191,565
4,100	T. Rowe Price Group, Inc.	205,000
2,964	TCF Financial Corp.	53,115
4,847	Torchmark Corp.	291,353
2,500	Wilmington Trust Corp.	77,750

		2,394,153

Shares		Value
Common Stocks (Continued)
Health Care— 13.5%
2,600	Aetna, Inc.	$109,434
7,700	AmerisourceBergen Corp.	315,546
3,885	Barr Laboratories, Inc. *	187,684
2,080	Biogen Idec, Inc. *(a)	128,315
1,186	Cephalon, Inc. *	76,378
5,900	Coventry Health Care, Inc. *	238,065
800	Dentsply International, Inc.	30,880
5,680	Humana, Inc. *	254,805
4,278	Invitrogen Corp. *	365,641
3,533	Lincare Holdings, Inc. *	99,313
13,900	Mylan Laboratories, Inc. (a)	161,240
2,620	Owens & Minor, Inc.	103,071
9,000	Pediatrix Medical Group, Inc. *	606,600
2,800	Quest Diagnostics, Inc.	126,756
11,713	Thermo Fisher Scientific, Inc. *(a)	665,767
3,600	WellCare Health Plans, Inc. *(a)	140,220

		3,609,715

Industrials— 17.8%
1,875	Alliant Techsystems, Inc. *	194,119
7,312	Cooper Industries Ltd., Class A (a)	293,577
5,200	Cummins, Inc.	243,464
4,800	Eastman Chemical Co.	299,760
4,100	Elbit Systems Ltd.	227,345
1,300	G&K Services, Inc., Class A	46,293
4,900	ITT Corp.	253,869
8,038	Kennametal, Inc.	236,558
5,959	L-3 Communications Holdings, Inc.	651,557
3,100	Mohawk Industries, Inc. *(a)	221,991
2,600	Oshkosh Corp.	94,328
6,179	Pall Corp.	216,697
4,234	Parker Hannifin Corp.	293,289
3,700	Precision Castparts Corp.	377,696
1,000	R.R. Donnelley & Sons Co.	30,310
300	Rockwell International Corp.	17,226
3,400	Ryder System, Inc.	207,094
2,800	Stericycle, Inc. *	144,200
3,421	Teleflex, Inc.	163,216
3,200	Textron, Inc.	177,344
5,500	Thomas & Betts Corp. *	200,035
8,800	Wyndham Worldwide Corp.	181,984

		4,771,952

Materials— 10.0%
6,600	Albemarle Corp.	241,032
8,600	AptarGroup, Inc.	334,798
600	Ball Corp.	27,564
3,000	Bemis Co., Inc.	76,290
2,000	Cymer, Inc. *	52,080
5,400	Cytec Industries, Inc.	290,790
10,000	FMC Corp.	554,900
3,360	Lubrizol Corp.	186,514
1,100	Minerals Technologies, Inc.	69,080
2,300	Pactiv Corp. *	60,283
2,250	PPG Industries, Inc.	136,147
3,600	Quanex Corp.	186,264
3,800	RPM International, Inc.	79,572
800	Schnitzer Steel Industries, Inc.	56,816
700	Texas Industries, Inc. (a)	42,077
1,400	The Scotts Co.	45,388
8,000	Trimble Navigation Ltd. *	228,720

		2,668,315

Shares		Value
Common Stocks (Continued)
Real Estate Investment Trusts— 0.0% (b)
550	Host Hotels & Resorts, Inc. (a)	$8,756

Technology— 14.1%
18,354	Activision, Inc. *(a)	501,248
1,900	Amdocs Ltd. *	53,884
8,700	Arris Group, Inc. *(a)	50,634
8,110	Autodesk, Inc. *(a)	255,303
2,600	Avocent Corp. *	43,940
1,425	Benchmark Electronics, Inc. *	25,579
7,680	Broadcom Corp., Class A *	147,993
4,070	Cypress Semiconductor Corp. *	96,093
2,860	Electronic Arts, Inc. *	142,771
3,475	Fidelity National Information Services, Inc.	132,536
600	Fiserv, Inc. *	28,854
5,232	FLIR Systems, Inc. *	157,431
5,410	Forrester Research, Inc. *	143,798
400	Genzyme Corp. *	29,816
5,100	Harris Corp.	247,503
3,778	Imation Corp.	85,912
6,400	Integrated Device Technology, Inc. *	57,152
2,792	International Rectifier Corp. *	60,028
2,500	Intersil Corp., Class A	64,175
1,400	Intuit, Inc. *	37,814
3,200	JDA Software Group, Inc. *	58,400
2,900	KLA-Tencor Corp.	107,590
4,400	Lam Research Corp. *	168,168
2,000	MEMC Electronic Materials, Inc. *	141,800
1,600	Molex, Inc.	37,056
4,948	NCR Corp. *	112,963
6,830	NVIDIA Corp. *(a)	135,165
15,000	ON Semiconductor Corp. *	85,200
2,140	Progress Software Corp. *	64,029
6,600	SanDisk Corp. *	148,962
3,800	Sybase, Inc. *	99,940
5,238	Teradata Corp. *	115,550
4,762	Varian Semiconductor Equipment Associates, Inc. *	134,050

		3,771,337

Telecommunications— 0.7%
1,407	CenturyTel, Inc.	46,769
14,000	Sycamore Networks, Inc. *	51,240
2,000	Telus Corp.	83,700

		181,709

Utilities— 5.3%
2,200	AGL Resources, Inc.	75,504
1,796	Allete, Inc.	69,361
2,300	Atmos Energy Corp.	58,650
1,700	Constellation Energy Group, Inc.	150,059
3,691	Energy East Corp.	89,027
9,481	MDU Resources Group, Inc.	232,759
1,800	New Jersey Resources Corp.	55,890
12,128	Questar Corp.	685,960

		1,417,210

Total Common Stocks (Cost $18,353,708)		24,202,347

Mutual Funds—4.0%
Exchange Traded Funds— 4.0%
7,200	iShares S&P MidCap 400 Index Fund	559,512

Shares		Value
Mutual Funds (Continued)
Exchange Traded Funds (Continued)
3,652	MidCap SPDR Trust Series 1 Index Fund	$517,196
Total Mutual Funds (Cost $688,326)		1,076,708

Cash Equivalents—5.7%
1,523,121	Huntington Money Market Fund, Interfund Shares, 1.94% (c)(d)	1,523,121

Total Cash Equivalents (Cost $1,523,120)		1,523,121

Short-Term Securities Held As Collateral For Securities Lending—16.2%
	Pool of various securities for the Huntington Funds	4,338,325

Total Short-Term Securities Held As Collateral For Securities Lending (Cost $4,338,325)		4,338,325

Total Investments (Cost $24,903,481) — 116.2%		31,140,501

Liabilities in Excess of Other Assets — (16.2)%		(4,337,093)

Net Assets — 100.0%		$26,803,408

(a)	All or part of the security was on loan as of March 31, 2008.
(b)	Amount rounds to less than 0.05%.
(c)	Investment in affiliate.
(d)	Rate disclosed is the seven day yield as of March 31, 2008.
*	Non-income producing security.

See Notes to Portfolio of Investments.

Huntington VA Mortgage Securities Fund
Portfolio of Investments
March 31, 2008 (unaudited)

Principal Amount		Value
U.S. Government Mortgage Backed Agencies—80.3%
Federal Home Loan Bank –— 3.1%
$65,065	Series 6B-2012, Class 1, 5.125%, 4/25/12	$69,343
152,364	Series 7I-2012, Class A, 5.000%, 6/15/12	161,681
47,457	Series Z2-2013, Class A, 4.800%, 2/25/13	47,769
69,504	Series SK-2015, Class 1, 5.140%, 8/18/15	68,243

		347,036
Federal Home Loan Mortgage Corporation –— 36.8%
26,867	Series 2548, Class HA, 4.500%, 1/15/10	27,158
21,494	Series 1994-23, Class PK, 6.000%, 5/25/10	21,874
72,397	Pool # M80982, 5.000%, 7/1/12	73,759
80,480	Pool # M81004, 5.000%, 1/1/13	81,994
27,905	Pool # B18052, 4.500%, 3/1/15	28,391
129,092	Series R007, Class AC, 5.875%, 5/15/16	131,197
74,766	Pool # J03237, 5.500%, 8/1/16	76,708
103,810	Series 2770, Class TC, 4.000%, 1/15/18	104,312
35,222	Pool # E96459, 5.000%, 5/1/18	35,749
146,095	Series R005, Class AB, 5.500%, 12/15/18	149,461
322,239	Series R009, Class AJ, 5.750%, 12/15/18	330,024
56,760	Series 3046, Class YA, 5.000%, 2/15/19	57,637
31,348	Pool # G18008, 4.500%, 9/1/19	31,277
15,928	Pool # G18015, 4.500%, 10/1/19	15,892
256,239	Series R010, Class AB, 5.500%, 12/15/19	263,933
243,076	Series 2541, Class VL, 5.500%, 11/15/20	249,969
167,676	Pool # G12286, 5.000%, 7/1/21	169,636
146,215	Pool # G12297, 6.000%, 7/1/21	150,606
190,036	Pool # G12425, 5.500%, 10/1/21	194,035
200,000	Series 2542, Class DH, 5.500%, 2/15/22	208,639
220,485	Pool # E02402, 6.000%, 10/1/22	226,989
83,821	Pool # C90779, 5.000%, 1/1/24	84,515
27,828	Pool # C90837, 5.500%, 6/1/24	28,339
200,000	Series 2649, Class OL, 4.500%, 4/15/26	202,335
82,744	Pool # C91000, 6.000%, 11/1/26	85,209
50,000	Series 2672, Class GH, 5.500%, 8/15/31	51,194
300,000	Series 2802, Class MB, 5.500%, 11/15/31	306,448
83,635	Pool # 1G0865, 4.903%, 7/1/35	84,940
187,868	Pool # A55565, 6.000%, 12/1/36	192,909
250,578	Pool # G08168, 6.000%, 12/1/36	257,301

		3,922,430
Federal National Mortgage Association –— 29.9%
43,765	Pool # 254955, 4.000%, 10/1/10	44,341
27,529	Pool # 255224, 4.000%, 5/1/11	27,881
114,358	Pool # 254717, 4.500%, 4/1/13	116,208
72,637	Pool # 254914, 4.500%, 9/1/13	73,833
258,618	Pool # 786729, 5.500%, 8/1/19	265,016
196,677	Pool #254501, 5.500%, 9/1/22	200,501
Principal Amount		Value
U.S. Government Mortgage Backed Agencies (Continued) Federal National Mortgage Association (Continued)
$26,581	Pool # 254908, 5.000%, 9/1/23	$26,672
16,283	Pool # 255360, 5.000%, 8/1/24	16,330
64,708	Pool # 255711, 5.500%, 4/1/25	65,842
71,766	Pool # 357771, 5.000%, 5/1/25	71,926
63,774	Pool # 255745, 5.500%, 5/1/25	64,891
66,128	Pool # 255767, 5.500%, 6/1/25	67,287
53,932	Pool # 255808, 5.000%, 7/1/25	54,052
256,285	Pool # 256001, 6.000%, 11/1/25	263,737
73,521	Pool # 256116, 6.000%, 2/1/26	75,629
1,441	Series 2003-15, Class P, 5.000%, 12/25/26	1,439
79,228	Series 1999-13, Class PH, 6.000%, 4/25/29	81,866
29,758	Pool # 721540, 5.000%, 7/1/33	29,540
133,986	Pool # 746683, 5.500%, 10/1/33	135,716
77,537	Pool # 786457, 5.287%, 7/1/34	78,388
50,525	Pool # 845573, 5.614%, 2/1/36	51,677
243,397	Pool # 745511, 5.000%, 4/1/36	241,209
325,641	Pool # 745418, 5.500%, 4/1/36	329,438
255,937	Pool # 831487, 5.500%, 4/1/36	258,715
251,233	Pool # 868935, 5.500%, 5/1/36	253,960
179,450	Pool # 903812, 5.500%, 12/1/36	181,399
86,331	Pool # 907484, 6.000%, 1/1/37	88,530

		3,166,023
Government National Mortgage Association –— 10.5%
23,235	Pool # 3590, 5.500%, 8/20/19	23,776
62,627	Pool # 3708, 5.500%, 5/20/20	64,054
78,105	Pool # 3741, 4.500%, 8/20/20	78,033
116,540	Pool # 683937, 6.000%, 2/15/23	120,339
215,957	Pool # 666057, 5.000%, 3/15/23	219,257
200,000	Series 2005-55, Class PD, 5.000%, 5/20/32	201,208
18,130	Pool # 3571, 6.500%, 6/20/34	18,920
251,821	Pool # 605653, 5.500%, 8/15/34	257,361
14,931	Pool # 3637, 5.500%, 11/20/34	15,229
55,630	Pool # 3710, 5.000%, 5/20/35	55,481
77,939	Pool # 650348, 5.500%, 11/15/35	79,649

		1,133,307

Total U.S. Government Mortgage Backed Agencies (Cost $8,392,459)		8,568,796

Principal Amount or Shares		Value
Common Stocks—9.4%
Real Estate Investment Trusts— 9.4%
1,400	Acadia Realty Trust	$33,810
800	Alexandria Real Estate Equities, Inc.	74,176
600	AMB Property Corp.	32,652
400	Boston Properties, Inc. (a)	36,828
400	Brandywine Realty Trust	6,784
400	BRE Properties, Inc.	18,224
300	Camden Property Trust	15,060
900	Corporate Office Properties Trust	30,249
100	Developers Diversified Realty Corp.	4,188
1,300	Digital Reality Trust, Inc.	46,150
1,400	Douglas Emmett, Inc.	30,884
500	DuPont Fabros Technology, Inc.	8,245
800	EastGroup Properties, Inc.	37,168
200	Equity Lifestyle Properties, Inc.	9,874
700	Equity Residential	29,043
400	Essex Property Trust, Inc.	45,592
100	Federal Realty Investment Trust (a)	7,795
600	General Growth Properties, Inc. (a)	22,902
700	HCP, Inc.	23,667
800	Home Properties, Inc. (a)	38,392
1,300	Host Hotels & Resorts, Inc. (a)	20,696
700	Kimco Realty Corp.	27,419
1,100	Mack-Cali Realty Corp.	39,281
2,300	National Retail Properties, Inc. (a)	50,715
500	Nationwide Health Properties, Inc. (a)	16,875
400	Pennsylvania Real Estate Investment Trust	9,756
200	ProLogis	11,772
500	Public Storage, Inc.	44,310
600	Realty Income Corp. (a)	15,372
100	Regency Centers Corp.	6,476
600	Simon Property Group, Inc.	55,746
400	SL Green Realty Corp. (a)	32,588
300	Sunstone Hotel Investors, Inc.	4,803
800	Tanger Factory Outlet Centers, Inc.	30,776
200	UDR, Inc.	4,904
1,100	Ventas, Inc.	49,401
400	Vornado Realty Trust	34,484

Total Common Stocks (Cost $1,030,324)		1,007,057

U.S. Government Agencies—5.8%
Federal Home Loan Bank — 3.8%
$200,000	5.125%, 2/2/09	204,707
200,000	4.250%, 3/9/18	201,510

		406,217
Federal Home Loan Mortgage Corporation — 1.0%
100,000	4.000%, 4/8/11	103,580
Principal Amount or Shares		Value
U.S. Government Agencies (Continued)
Federal National Mortgage Association – 1.0%
$100,000	5.000%, 3/2/15	$107,367

Total U.S. Government Agencies (Cost $597,796)		617,164

Collateralized Mortgage Obligation—1.4%
156,170	Citicorp Mortgage Securities, Inc., 5.500%, 10/25/35	151,882

Total Collateralized Mortgage Obligations (Cost $154,923)		151,882

Preferred Stocks—0.2%
Real Estate Investment Trusts— 0.2%
300	Simon Property Group, Inc., 6.000%	22,764

Total Preferred Stocks (Cost $21,282)		22,764

Cash Equivalents—3.2%
342,929	Huntington Money Market Fund, Interfund Shares, 1.94% (b)(c)	342,929

Total Cash Equivalents (Cost $342,929)		342,929

Short-Term Securities Held As Collateral For Securities Lending—2.0%
	Pool of various securities for the Huntington Funds	211,068

Total Short-Term Securities Held As Collateral For Securities Lending (Cost $211,068)		211,068

Total Investments (Cost $10,750,781) — 102.3%		10,921,660

Liabilities in Excess of Other Assets — (2.3)%		(247,956)

Net Assets — 100.0%		$10,673,704

(a)	All or part of the security was on loan as of March 31, 2008.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of March 31, 2008.
See Notes to Portfolio of Investments.

Huntington VA New Economy Fund
Portfolio of Investments
March 31, 2008 (unaudited)

Shares		Value
Common Stocks—85.9%
Consumer Discretionary— 7.7%
2,400	Aeropostale, Inc. *	$65,064
3,000	Amerigon, Inc. *	44,400
3,000	Big Lots, Inc. *	66,900
1,900	CBRL Group, Inc.	67,963
3,900	GameStop Corp. *	201,669
2,830	Garmin Ltd. (a)	152,848
5,060	Guess?, Inc.	204,778
1,700	Gymboree Corp. *	67,796
2,000	Life Time Fitness, Inc. *	62,420
3,000	Nintendo Co. Ltd. ADR *	193,651
3,000	Tiffany & Co.	125,520

		1,253,009

Consumer Staples— 7.8%
6,800	Cosan Ltd., Class A *	83,776
12,700	Dean Foods Co.	255,143
4,000	Loews Corp. - Carolina Group	290,200
6,800	Molson Coors Brewing Co., Class B	357,476
4,630	Reynolds American, Inc.	273,309

		1,259,904

Energy— 6.4%
3,700	Alpha Natural Resources, Inc. *	160,728
2,900	CONSOL Energy, Inc. (a)	200,651
1,300	National Oilwell Varco, Inc. *(a)	75,894
1,400	Oceaneering International, Inc. *	88,200
8,836	The Williams Cos., Inc.	291,411
2,900	Ultra Petroleum Corp. *	224,750

		1,041,634

Financials— 5.5%
5,900	BB&T Corp.	189,154
5,240	CB Richard Ellis Group, Inc., *	113,394
2,456	Franklin Resources, Inc.	238,207
5,800	Hudson City Bancorp, Inc.	102,544
7,595	Willis Group Holdings Ltd.	255,268

		898,567

Health Care— 16.0%
2,750	Baxter International, Inc.	159,005
372	Becton, Dickinson & Co.	31,936
4,300	BioMarin Pharmaceutical, Inc. *	152,091
3,700	Celgene Corp. *	226,773
2,500	Express Scripts, Inc. *	160,800
2,100	ICON PLC ADR *	136,269
1,070	Intuitive Surgical, Inc. *(a)	347,054
2,600	Inverness Medical Innovations, Inc. *	78,260
2,360	Laboratory Corp. of America Holdings *	173,885
3,200	Onyx Pharmaceuticals, Inc. *	92,896
4,748	Pediatrix Medical Group, Inc. *	320,015
4,300	Perrigo Co. (a)	162,239
5,800	Quidel Corp. *	93,148
4,200	Stryker Corp.	273,210
1,961	Thermo Fisher Scientific, Inc. *	111,463
1,910	WellCare Health Plans, Inc. *(a)	74,395

		2,593,439

Industrials— 11.5%
5,200	Aegean Marine Petroleum Network, Inc.	177,892
1,980	Ameron International Corp.	185,189
3,700	Chicago Bridge & Iron Co. N.V.	145,188
2,600	Cummins, Inc.	121,732
2,650	GulfMark Offshore, Inc. *	145,008
Shares		Value
Common Stocks (Continued)
Industrials (Continued)
190	L-3 Communications Holdings, Inc.	$20,775
5,600	Manitowoc Co.	228,480
5,037	PACCAR, Inc.	226,665
6,000	Robbins & Myers, Inc.	195,900
3,000	Stericycle, Inc. *	154,500
17,400	Stillwater Mining Co. *(a)	269,178

		1,870,507

Materials— 3.4%
1,500	CF Industries Holdings, Inc. (a)	155,430
1,400	Monsanto Co.	156,100
8,500	North American Palladium Ltd. *	46,410
5,400	Terra Industries, Inc. *	191,862

		549,802

Real Estate Investment Trusts— 1.9%
8,188	Digital Reality Trust, Inc.	290,674
492	Ventas, Inc.	22,096

		312,770

Technology— 22.5%
10,870	Activision, Inc. *(a)	296,860
1,560	Apple Computer, Inc. *(a)	223,860
4,977	ASML Holding NV *(a)	123,479
5,290	Atheros Communications, Inc. *(a)	110,244
14,000	AU Optronics Corp. ADR	240,660
5,600	Cypress Semiconductor Corp. *(a)	132,216
2,900	Electronic Arts, Inc. *	144,768
7,000	EMC Corp. *	100,380
1,600	First Solar, Inc. *	369,824
350	Google, Inc., Class A *(a)	154,165
4,200	Immersion Corp. *	29,862
6,960	Juniper Networks, Inc. *	174,000
14,200	Marvell Technology Group Ltd. *	154,496
5,520	MEMC Electronic Materials, Inc. *	391,368
12,430	Micron Technology, Inc. *	74,207
13,455	NVIDIA Corp. *(a)	266,274
2,000	Research In Motion Ltd. *(a)	224,460
4,910	SanDisk Corp. *	110,819
740	SunPower Corp., Class A *(a)	55,137
1,400	VMware, Inc., Class A *(a)	59,948
7,000	Wright Express Corp. *	215,110

		3,652,137

Telecommunications— 1.4%
3,100	EMS Technologies, Inc. *	84,134
9,500	Premiere Global Services, Inc. *	136,230

		220,364

Utilities— 1.8%
2,075	FirstEnergy Corp. (a)	142,387
3,165	ONEOK, Inc.	141,254

		283,641

Total Common Stocks (Cost $14,232,970)		13,935,774

Cash Equivalents—14.8%
2,398,627	Huntington Money Market Fund, Interfund Shares, 1.94% (b)(c)	2,398,627

Total Cash Equivalents (Cost $2,398,627)		2,398,627

Shares		Value
Short-Term Securities Held As Collateral For Securities Lending—18.9%
	Pool of various securities for the Huntington Funds	$3,075,627

Total Short-Term Securities Held As Collateral For Securities Lending (Cost $3,075,627)		3,075,627

Total Investments (Cost $19,707,224) — 119.6%		19,410,028

Liabilities in Excess of Other Assets — (19.6)%		(3,184,806)

Net Assets — 100.0%		$16,225,222

(a)	All or part of the security was on loan as of March 31, 2008.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of March 31, 2008.
*	Non-income producing security.
ADR	American Depositary Receipt
PLC	Public Liability Co.

See Notes to Portfolio of Investments.

Huntington VA Real Strategies Fund
Portfolio of Investments
March 31, 2008 (unaudited)

Shares		Value
Common Stocks—89.2%
Consumer Staples— 4.2%
500	Cosan Ltd., Class A*	$6,160
200	Dean Foods Co.	4,018

		10,178

Energy— 20.1%
100	Canadian Natural Resources Ltd. ADR	6,826
100	CONSOL Energy, Inc.(a)	6,919
100	EnCana Corp.	7,575
100	Norsk Hydro ASA SP ADR	1,460
100	Petroleo Brasileiro SA ADR	10,211
100	Sasol Ltd. ADR	4,839
86	StatoilHydro ASA ADR	2,569
100	Ultra Petroleum Corp.*	7,750

		48,149

Industrials— 26.1%
200	AGCO Corp.*	11,976
100	Chicago Bridge & Iron Co. ADR	3,924
200	Companhia Vale do Rio Doce ADR	6,928
100	Harsco Corp.	5,538
200	Kennametal, Inc.	5,886
200	Manitowoc Co.	8,160
50	Monsanto Co.	5,575
200	Stillwater Mining Co.*	3,094
200	Yara International ASA ADR	11,590

		62,671

Materials— 24.4%
100	BHP Billiton Ltd. ADR	6,585
100	CRH PLC ADR	3,835
200	Impala Platinum ADR	7,703
210	Patriot Coal Corp.*	9,864
100	Peabody Energy Corp.	5,100
100	Southern Copper Corp.(a)	10,383
100	The Mosaic Co.*	10,260
1,700	Uranium Energy Corp.*	4,777

		58,507

Real Estate Investment Trusts— 9.0%
100	Boston Properties, Inc.	9,207
100	General Growth Properties, Inc.	3,817
100	Vornado Realty Trust	8,621

		21,645

Technology— 3.0%
100	MEMC Electronic Materials, Inc.*	7,090

Utilities— 2.4%
100	Questar Corp.	5,656

Total Common Stocks (Cost $203,406)		213,896

Mutual Funds—9.4%
Exchange Traded Funds— 9.4%
200	PowerShares DB Agriculture	7,260
200	PowerShares DB Silver Fund	6,360
100	StreetTracks Gold Trust	9,038

Total Mutual Funds (Cost $20,100)		22,658

Cash Equivalents—0.7%
1,759	Huntington Money Market Fund, Interfund Shares, 1.94% (b)(c)	1,759

Total Cash Equivalents (Cost $1,759)		1,759

Shares		Value
Short-Term Securities Held As Collateral For Securities Lending—7.4%
	Pool of various securities for the Huntington Funds	17,630

Total Short-Term Securities Held As Collateral For Securities Lending (Cost $17,630)		17,630

Total Investments (Cost $242,895) — 106.7%		255,943

Liabilities in Excess of Other Assets — (6.7)%		(16,073)

Net Assets — 100.0%		$239,870

(a)	All or part of the security was on loan as of March 31, 2008.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of March 31, 2008.
*	Non-income producing security.
ADR	American Depositary Receipt
PLC	Public Liability Co.

See Notes to Portfolio of Investments.

Huntington VA Rotating Markets Fund
Portfolio of Investments
March 31, 2008 (unaudited)

Shares		Value
Mutual Funds—95.3%
Exchange Traded Funds— 95.3%
13,312	DIAMONDS Trust Series I(a)	$1,630,321
5,047	iShares Dow Jones U.S. Basic Materials Sector Index Fund	374,588
2,013	iShares Dow Jones U.S. Financial Sector Index Fund(a)	164,361
3,380	iShares Dow Jones U.S. Industrial Sector Index Fund	231,361
3,826	iShares Dow Jones U.S. Utilities Sector Index Fund	351,877
3,677	iShares Morningstar Large Core Index Fund	274,010
13,305	iShares Russell 1000 Growth Index Fund	724,324
10,955	iShares Russell 1000 Index Fund	788,541
10,114	iShares S&P 500 Value Index Fund(a)	700,496
24,173	PowerShares Dynamic Large Cap Value Portfolio	445,508
1,264	S&P Depositary Receipt(a)	166,469
3,577	Vanguard Consumer Discretionary	175,452
5,430	Vanguard Consumer Staples	373,964
4,602	Vanguard Energy	489,653
6,324	Vanguard Heath Care	339,346
22,649	Vanguard Large-Cap	1,346,936

Total Mutual Funds (Cost $8,644,928)		8,577,207

Cash Equivalents—4.7%
428,720	Huntington Money Market Fund, Interfund Shares, 1.94% (b)(c)	428,720

Total Cash Equivalents (Cost $428,720)		428,720

Short-Term Securities Held As Collateral For Securities Lending—27.3%
	Pool of various securities for the Huntington Funds	2,455,327

Total Short-Term Securities Held As Collateral For Securities Lending (Cost $2,455,327)		2,455,327

Total Investments (Cost $11,528,975) — 127.3%		11,461,254

Liabilities in Excess of Other Assets — (27.3)%		(2,458,981)

Net Assets — 100.0%		$9,002,273

(a)		All or part of the security was on loan as of March 31, 2008.
(b)		Rate disclosed is the seven day yield as of March 31, 2008.
(c)		Investment in affiliate.

See Notes to Portfolio of Investments.

Huntington VA Situs Fund
Portfolio of Investments
March 31, 2008 (unaudited)

Shares		Value
Common Stocks—98.1%
Finland— 1.6%
Industrials— 1.6%
2,000	Cargotec Corp., Class B	$98,158
4,200	Kone Oyj, Class B	172,317

		270,475

Germany— 1.3%
Consumer Staples— 0.5%
1,500	Douglas Holding AG	81,290

Health Care— 0.8%
1,900	Stada Arzneimittel AG	138,360

		219,650

Hong Kong— 0.4%
Consumer Discretionary— 0.4%
13,000	Television Broadcasts, Ltd.	69,657

Ireland— 0.6%
Consumer Staples— 0.6%
3,500	Kerry Group PLC	109,674

Japan— 1.1%
Industrials— 0.3%
3,500	Sato Corp.	44,637

Technology— 0.8%
14,800	Furuno Electric Co., Ltd.	144,050

		188,687

Sweden— 0.5%
Consumer Discretionary— 0.5%
4,800	Haldex AB	84,646

United Kingdom— 0.6%
Technology— 0.6%
25,000	Halma PLC	96,120

United States— 92.0%
Consumer Discretionary— 12.5%
4,500	AnnTaylor Stores Corp. *(a)	108,810
5,000	Audiovox Corp., Class A *	53,400
10,000	Brunswick Corp.	159,700
8,000	Cabela's, Inc., Class A *(a)	113,280
1,300	Columbia Sportswear Co. (a)	57,239
3,000	Ennis, Inc.	50,340
2,000	Fossil, Inc. *	61,080
10,000	Gander Mountain Co. *(a)	60,800
5,000	Garmin Ltd. (a)	270,050
2,000	Hilb, Rogal & Hobbs Co.	62,940
1,000	Home Depot, Inc. (a)	27,970
2,000	Jakks Pacific, Inc. *	55,140
4,000	Movado Group, Inc.	77,960
1,500	Polo Ralph Lauren Corp. (a)	87,435
2,000	Rent-A-Center, Inc. *	36,700
14,000	ScanSource, Inc. *	506,660
3,000	Skechers USA, Inc. *	60,630
5,000	Speedway Motorsports, Inc.	125,350
800	Toll Brothers, Inc. *	18,784
5,000	Urban Outfitters, Inc. *	156,750
350	West Marine, Inc. *	2,439

		2,153,457

Consumer Staples— 2.5%
7,100	Fresh Del Monte Produce, Inc. *	258,440
5,200	Performance Food Group Co. *	169,936

		428,376

Energy— 10.7%
3,000	Alliance Resource Partners LP	105,000
2,500	Atwood Oceanics, Inc. *	229,300
Shares		Value
Common Stocks (Continued)
United States (Continued)
Energy (Continued)
4,550	Carbo Ceramics, Inc.	$182,455
16,000	Denbury Resources, Inc. *	456,800
3,500	Dril-Quip, Inc. *	162,645
5,000	Headwaters, Inc. *	65,950
1,744	Helix Energy Solutions Group, Inc. *	54,936
59	Hugoton Royalty Trust	1,627
4,000	Newfield Exploration Co. *	211,400
3,500	Oceaneering International, Inc. *	220,500
3,000	Saint Mary Land & Exploration Co.	115,500
3,000	TETRA Technologies, Inc. *	47,520

		1,853,633

Financials— 8.7%
6,250	Arch Capital Group, Ltd. *	429,188
5,000	Bank of Florida Corp. *	50,700
8,000	BB&T Corp.	256,480
10,200	Colonial Bancgroup, Inc. (a)	98,226
10,000	Cullen/Frost Bankers, Inc.	530,400
2,000	Philadelphia Consolidated Holdings Corp. *	64,400
1,500	WSFS Financial Corp.	73,920

		1,503,314

Health Care— 13.7%
10,000	Advanced Medical Optics, Inc. *	203,000
20,000	Albany Molecular Research *	242,800
4,650	Bio-Rad Laboratories, Inc., Class A *	413,618
8,000	Cerner Corp. *	298,240
5,500	Edwards LifeSciences Corp. *(a)	245,025
2,000	Kindred Healthcare, Inc. *	43,740
5,000	Kinetic Concepts, Inc. *	231,150
10,000	Lincare Holdings, Inc. *	281,100
8,000	Mentor Corp. (a)	205,760
5,000	Millennium Pharmaceuticals, Inc. *	77,300
5,000	Osiris Therapeutics, Inc. *(a)	62,900
100	Par Pharmaceutical, Inc. *	1,739
732	PharMerica Corp. *	12,129
4,000	ViroPharma, Inc. *(a)	35,760
500	WellCare Health Plans, Inc. *(a)	19,475

		2,373,736

Industrials— 16.0%
5,500	Alliant Techsystems, Inc. *	569,415
15,000	BE Aerospace, Inc. *	524,250
2,000	Exlservice Holdings, Inc. *	45,920
7,000	Jacobs Engineering Group, Inc. *	515,130
8,500	Overseas Shipholding Group, Inc.	595,340
3,000	Precision Castparts Corp.	306,240
500	Ryder System, Inc.	30,455
2,000	The Timken Co.	59,440
2,000	Tidewater, Inc.	110,220

		2,756,410

Materials— 11.0%
5,000	Albemarle Corp.	182,600
13,000	Ceradyne, Inc. *	415,480
3,000	Commercial Metals Co.	89,910
1,000	Deckers Outdoor Corp. *	107,820
500	Eagle Materials, Inc. (a)	17,775
2,000	Quanex Corp.	103,480
4,000	RTI International Metals, Inc. *	180,840
1,500	Texas Industries, Inc. (a)	90,165
4,400	The Scotts Co.	142,648
20,000	Trimble Navigation Ltd. *(a)	571,800
Shares		Value
Common Stocks (Continued)
United States (Continued)
Materials (Continued)
31	Vulcan Materials Co. (a)	$2,058

		1,904,576

Real Estate Investment Trusts— 2.2%
3,500	Camden Property Trust	175,700
1,000	CBL & Associates Properties, Inc.	23,530
3,000	Colonial Properties Trust	72,150
4,500	Equity One, Inc.	107,865
1,000	HRPT Properties Trust	6,730

		385,975

Technology— 10.3%
5,000	ACI Worldwide, Inc. *(a)	99,600
5,000	Anixter International, Inc. *(a)	320,200
4,000	Black Box Corp.	123,400
4,000	Brocade Communications Systems, Inc. *	29,200
1,000	Compuware Corp. *	7,340
3,000	Hutchinson Technology, Inc. *(a)	47,730
6,000	Imation Corp.	136,440
10,000	Methode Electronics, Inc.	116,900
4,000	NETGEAR, Inc. *	79,800
19,000	Red Hat, Inc. *	349,410
16,000	Standard Microsystems Corp. *	466,880
1,000	StarTek, Inc. *	9,210

		1,786,110

Telecommunications— 2.5%
10,000	CommScope, Inc. *(a)	348,300
12,300	General Communication, Inc., Class A *	75,522

		423,822

Utilities— 1.9%
1,000	AGL Resources, Inc.	34,320
4,000	Hawaiian Electric Industries, Inc. (a)	95,480
8,000	UGI Corp.	199,360

		329,160

		15,898,569

Total Common Stocks (Cost $18,064,218)		16,937,478

Cash Equivalents—1.9%
329,852	Huntington Money Market Fund, Interfund Shares, 1.94% (b)(c)	329,852

Total Cash Equivalents (Cost $329,852)		329,852

Short-Term Securities Held As Collateral For Securities Lending—17.7%
	Pool of various securities for the Huntington Funds	3,063,756

Total Short-Term Securities Held As Collateral For Securities Lending (Cost $3,063,756)		3,063,756

Total Investments (Cost $21,457,826) — 117.7%		20,331,086

Liabilities in Excess of Other Assets — (17.7)%		(3,055,736)

Net Assets — 100.0%		$17,275,350

(a)	All or part of the security was on loan as of March 31, 2008.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of March 31, 2008.
*	Non-income producing security.
LP	Limited Partnership
PLC	Public Liability Co.

See Notes to Portfolio of Investments.

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)
The cost basis of investments for federal income tax purposes at March 31, 2008 was as follows:

				Net Unrealized
	Tax Cost	Unrealized	Unrealized	Appreciation/
Fund	of Securities*	Appreciation	Depreciation	(Depreciation)
VA Dividend Capture Fund	$ 61,730,937	$ 1,342,347	$ (5,797,783)	$ (4,455,436)
VA Growth Fund	23,610,949	2,757,556	(542,864)	2,214,692
VA Income Equity Fund	37,801,371	2,823,992	(3,094,523)	(270,531)
VA International Equity Fund	12,046,427	1,692,072	(588,019)	1,104,053
VA Macro 100 Fund	8,476,703	196,258	(461,282)	(265,024)
VA Mid Corp America Fund	24,903,480	7,646,953	(1,409,932)	6,237,021
VA New Economy Fund	19,726,663	1,336,480	(1,666,645)	(330,165)
VA Real Strategies Fund	242,895	24,746	(11,698)	13,048
VA Rotating Markets Fund	11,556,154	166,921	(261,821)	(94,900)
VA Situs Fund	21,474,782	2,031,000	(3,174,696)	(1,143,696)
VA Mortgage Securities Fund	10,752,689	245,234	(76,263)	168,971
* The difference between the book-basis and tax-basis cost of securities is attributable primarily to tax deferral of losses on wash sales.

The Huntington Funds (the "Trust") was originally two separate Massachusetts business trusts: The Huntington Funds, established on February 10, 1987, and Huntington VA Funds, established on June 30, 1999 (together, the "Original Trusts"). The Original Trusts were reorganized into a single Delaware statutory trust retaining the name of The Huntington Funds on June 23, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. At March 31, 2008, the Trust operated 31 separate series, or mutual funds, each with its own investment objective and strategy.

The above report contains the Portfolios of Investments of the Trust’s variable annuity portfolios listed below (each individually referred to as a “VA Fund,” or collectively as the “VA Funds”):

Huntington VA Dividend Capture Fund (“VA Dividend Capture Fund”)
Huntington VA Growth Fund (“VA Growth Fund”)
Huntington VA Income Equity Fund (“VA Income Equity Fund”)
Huntington VA International Equity Fund (“VA International Equity Fund”)
Huntington VA Macro 100 Fund (“VA Macro 100 Fund”)
Huntington VA Mid Corp America Fund (“VA Mid Corp America Fund”)
Huntington VA New Economy Fund (“VA New Economy Fund”)
Huntington VA Real Strategies Fund (“VA Real Strategies Fund”)
Huntington VA Rotating Markets Fund (“VA Rotating Markets Fund”)
Huntington VA Situs Fund (“VA Situs Fund”), formerly the Huntington VA Situs Small Cap Fund*
Huntington VA Mortgage Securities Fund (“VA Mortgage Securities Fund”)

* On January 24, 2008, the Huntington VA Situs Small Cap Fund changed its name to the Huntington VA Situs Fund in connection with its changes in investment strategy to focus on Situs or geographical location, regardless of market capitalization.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A. Investment Valuations
The price at which the VA Funds will offer or redeem shares is the net asset value (“NAV”) per share next determined after the order is considered received. In computing the NAV, current market value is used to value portfolio securities with respect to which market quotations are readily available. Pursuant to policies approved by the Board of Trustees (“Trustees”), the Trust relies on certain security pricing services to provide current market value of securities. Those security pricing services value equity securities (including foreign equity securities) traded on a securities exchange at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. Foreign securities are subject to modification based on significant events, as described below. U.S. government obligations held by the VA Mortgage Securities Fund are valued at the mean between the over-the-counter bid and asked prices furnished by the security pricing service. Except as noted above, debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, including zero-coupon securities, debt securities are valued at a bid price estimated by the security pricing service. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern Time), on the day the value of the foreign security is determined. Option contracts are generally valued at the mean of the bid and asked price as reported on the highest volume exchange (in terms of the number of options contracts traded for that issue) on which such options are traded.  Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost.  Investments in other open-end investment companies are valued at the NAV.

Under certain circumstances, a good faith determination of the fair value of a security may be used instead of its current market value, even if the security’s market price is readily available.

Securities for which market quotations are not readily available are valued at their “fair value.” In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a VA Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security at issue (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. The final good faith fair valuation of a security is based on an analysis of those factors deemed relevant to the security valuation at issue. With respect to certain narrow categories of securities, the Pricing Committee’s procedures detail specific valuation methodologies to be used in lieu of considering the aforementioned list of factors.

The VA Funds may use the fair value of a security to calculate their NAV when a market price is not readily available, such as when: (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the VA Funds’ investment adviser, Huntington Asset Advisors, Inc. (“Advisor”), determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each VA Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating a VA Fund’s NAV in advance of the time when the NAV is calculated.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close  of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

The VA Funds’ Trustees have authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant. Since the VA International Equity Fund invests primarily in foreign securities, it is most likely to be affected by this fair valuation methodology. Since the VA Real Strategies Fund, VA Rotating Markets Fund and the VA Situs Fund invest some of their assets in foreign securities, they may be affected, although to a lesser extent.

There can be no assurance that a VA Fund could purchase or sell a portfolio security at the price used to calculate the VA Fund’s NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Fair valuation determinations often involve the consideration of a number of subjective factors, and the fair value price may be higher or lower than a readily available market quotation.

B. Repurchase Agreements
The VA Funds may enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the VA Funds’ Advisor to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. It is the policy of the VA Funds to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the VA Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the VA Funds may be delayed or limited.

C. When-Issued and Delayed Transactions
The VA Funds may engage in when-issued or delayed delivery transactions. The VA Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

D. Foreign Exchange Contracts
VA International Equity Fund, VA Real Strategies Fund and VA Situs Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. VA International Equity Fund, VA Real Strategies Fund and VA Situs Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchase contracts are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the securities against currency fluctuations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency translations are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At March 31, 2008, the VA International Equity Fund, VA Real Strategies Fund and VA Situs Fund.

E. Foreign Currency Translation
Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into
U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. VA International Equity Fund, VA Real Strategies Fund and VA Situs Fund do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. Written Options Contracts
Certain of the VA Funds may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written.  Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

The following is a summary of the VA Growth Fund’s written option activity for the period ended March 31, 2008:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2007	-	$ -
Options written	91	17,765
Options expired	(91)	(17,765)
Options closed	-	-
Options exercised	-	-
Outstanding at 3/31/2008	-	$ -

At March 31, 2008, the VA Growth Fund had no outstanding options.

The following is a summary of the VA Income Equity Fund’s written option activity for the period ended March 31, 2008:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2007	349	$ 72,668
Options written	-	-
Options expired	(106)	(19,822)
Options closed	-	-
Options exercised	-	-
Outstanding at 3/31/2008	243	$ 52,846

At March 31, 2008, the VA Income Equity Fund had the following outstanding options:

WRITTEN OPTION CONTRACTS
Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation
Merck & Co., Inc.	Call	April 2008	$ 60	71	$ 177	$ 9,904
Molson Coors Brewing Co.	Call	April 2008	60	172	1,290	41,475
NET UNREALIZED APPRECIATION ON WRITTEN OPTION CONTRACTS						$ 51,379

The following is a summary of the VA New Economy Fund’s written option activity for the period ended March 31, 2008:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2007	-	$ -
Options written	34	47,470
Options expired	-	-
Options closed	(24)	(25,500)
Options exercised	-	-
Outstanding at 3/31/2008	10	$ 21,970

At March 31, 2008, the VA New Economy Fund had the following outstanding options:

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Depreciation
First Solar, Inc.	Call	April 2008	$ 200	10	$ 35,500	$ (13,530)
NET UNREALIZED DEPRECIATION ON WRITTEN OPTION CONTRACTS						$ (13,530)

G. Securities Lending
To generate additional income, the VA Funds may lend a certain percentage of their total assets, to the extent permitted by the 1940 Act, or the rules or regulations thereunder, on a short-term basis to certain brokers, dealers or other financial institutions. In determining whether to lend to a particular broker, dealer or financial institution, the Advisor will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the borrower. Any loans made will be continuously secured by collateral in cash at least equal to 100% of the value of the securities on loan for the VA Funds. Information on the investment of cash collateral is shown in the table that follows. The VA Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities on loan. In addition, the VA Funds retain all or a portion of the interest received on investment of collateral or receive a fee from the borrower. Collateral is marked-to-market daily. One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although the loan is fully collateralized, if a borrower defaults, a VA Fund could lose money. There is also the risk that, when lending portfolio securities, the securities may not be available to a VA Fund on a timely basis and a VA Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. Loans are subject to termination by the VA Funds or the borrower at any time, and therefore, are not considered to be illiquid investments. PFPC Trust Co. (“PFPC”) serves as the sub-custodian for the securities lending program. PFPC retains a portion of the earnings from the investment and reinvestment of cash collateral and a portion of any loan fees paid by borrowers with respect to securities loans.

As of March 31, 2008, the following VA Funds had securities with the following market values on loan:

Fund	Market Value of Loaned Securities	Market Value of Collateral
VA Dividend Capture Fund	$ 8,406,974	$ 8,752,216
VA Growth Fund	4,838,528	4,929,071
VA Income Equity Fund	5,931,640	6,152,518
VA Mid Corp America Fund	4,238,835	4,338,325
VA New Economy Fund	2,972,807	3,075,627
VA Real Strategies Fund	17,136	17,630
VA Rotating Markets Fund	2,342,902	2,455,327
VA Situs Fund	2,982,203	3,063,756
VA Mortgage Securities Fund	203,761	211,068

As of March 31, 2008 cash collateral invested was as follows:

				Interest
	Master	Money	Time	Bearing
Fund	Note	Market Fund	Deposits	Cash	Total
VA Dividend Capture Fund	$373,821	$ 6,962,343	$ 820,785	$ 595,267	$8,752,216
VA Growth Fund	622,836	3,700,132	325,077	281,026	4,929,071
VA Income Equity Fund	755,825	4,868,567	271,174	256,952	6,152,518
VA Mid Corp America Fund	-	3,819,966	308,214	210,145	4,338,325
VA New Economy Fund	68,784	2,569,422	256,189	181,232	3,075,627
VA Real Strategies Fund	-	13,697	2,338	1,595	17,630
VA Rotating Markets Fund	-	1,907,549	325,706	222,072	2,455,327
VA Situs Fund	-	2,386,480	402,705	274,571	3,063,756
VA Mortgage Securities Fund	-	163,979	27,999	19,090	211,068

H. Security Transactions and Related Income
During the period, investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date.

I.  Other Information
Effective January 1, 2008, the VA Funds adopted Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.”  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.
One key component of the implementation of SFAS 157 included the development of a three-tier fair value hierarchy.  The basis of the tiers is dependant upon the various “inputs” used to determine the value of the VA Funds’ investments.  These inputs are summarized in the three broad levels listed below:
•	Level 1 - quoted prices in active markets for identical assets.
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the VA Funds’ own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the VA Funds’ investments as of March 31, 2008:

			LEVEL 2 - Other Significant		LEVEL 3 - Significant
	LEVEL 1 - Quoted Prices		Observable Inputs		Unobservable Inputs		Total
	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial
Fund Name	In Securities	Investments*	in Securities	Investments*	in Securities	Investments*	in Securities	Investments*
VA Dividend Capture Fund	$ 48,523,285	$ -	$ 8,752,216	$ -	$ -	$ -	$ 57,275,501	$ -
VA Growth Fund	$ 20,896,570	$ -	$ 4,929,071	$ -	$ -	$ -	$ 25,825,641	$ -
VA Income Equity Fund	$ 31,326,943	$ 51,379	$ 6,152,518	$ -	$ -	$ -	$ 37,479,461	$ 51,379
VA International Equity Fund	$ 5,889,573	$ -	$ 7,260,907	$ -	$ -	$ -	$ 13,150,480	$ -
VA Macro 100 Fund	$ 8,211,679	$ -	$ -	$ -	$ -	$ -	$ 8,211,679	$ -
VA Mid Corp America Fund	$ 26,802,176	$ -	$ 4,338,325	$ -	$ -	$ -	$ 31,140,501	$ -
VA New Economy Fund	$ 16,140,750	$ (13,530)	$ 3,269,278	$ -	$ -	$ -	$ 19,410,028	$ (13,530)
VA Real Strategies Fund	$ 217,559	$ -	$ 38,384	$ -	$ -	$ -	$ 255,943	$ -
VA Rotating Markets Fund	$ 9,005,927	$ -	$ 2,455,327	$ -	$ -	$ -	$ 11,461,254	$ -
VA Situs Fund	$ 16,228,422	$ -	$ 4,102,664	$ -	$ -	$ -	$ 20,331,086	$ -
VA Mortgage Securities Fund	$ 1,372,750	$ -	$ 9,548,910	$ -	$ -	$ -	$ 10,921,660	$ -
* Other financial instrument are derivative instruments not reflected in the Portfolios of Investments, such as options, which are valued at the unrealized appreciation/(depreciation) on the investments.

J. General
Pursuant to an exemptive order issued by the Securities and Exchange Commission, the VA Funds may invest in certain affiliated money market funds which are managed by the Advisor. A summary of each VA Fund’s investments in such affiliated money market funds (Huntington Money Market Fund) is set forth below:

		Share Activity
Fund	12/31/07 Balance	Purchases	Sales	3/31/08 Balance	Income
VA Dividend Capture Fund	$ 917,785	$ 2,177,970	$ (2,712,945)	$ 382,810	$ 3,182
VA Growth Fund	820,810	1,007,978	(781,332)	1,047,456	6,470
VA Income Equity Fund	1,142,302	1,673,054	(2,714,299)	101,057	3,105
VA Macro 100 Fund	404,444	1,099,287	(1,239,815)	263,916	1,913
VA Mid Corp America Fund	3,217,231	1,386,675	(3,080,786)	1,523,120	18,306
VA New Economy Fund	2,328,223	2,726,750	(2,656,346)	2,398,627	15,712
VA Real Strategies Fund	7,938	21,009	(27,188)	1,759	83
VA Rotating Markets Fund	642,481	2,139,023	(2,352,784)	428,720	4,107
VA Situs Fund	381,903	838,029	(890,081)	329,851	1,449
VA Mortgage Securities Fund	684,767	924,806	(1,266,644)	342,929	5,586

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q effective in design and operation and are sufficient to form the basis of the certifications required by rule 30a-(2) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Huntington Funds

By (Signature and Title)  /s/Charles L. Davis, Jr.,
Charles L. Davis, Jr., Chief Executive Officer and Principal Executive Officer

Date___5/23/08_____

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/Charles L. Davis, Jr.,
Charles L. Davis, Jr., Chief Executive Officer and Principal Executive Officer

Date_____5/23/08___

By (Signature and Title)  /s/Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date_____5/23/08___